                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number 811-10509

                              AXA PREMIER VIP TRUST
               (Exact name of registrant as specified in charter)
                           1290 Avenue of the Americas
                            New York, New York 10104
                    (Address of principal executive offices)

                              PATRICIA LOUIE, ESQ.
                  Vice President and Associate General Counsel
            The Equitable Life Assurance Society of the United States
                           1290 Avenue of the Americas
                            New York, New York 10104
                     (Name and Address of Agent for Service)

                                   Copies to:

                              ARTHUR J. BROWN, ESQ.
                           Kirkpatrick & Lockhart LLP
                   1800 Massachusetts Ave., N.W., 2/nd/ Floor
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9000

       Registrant's telephone number, including area code: (212) 554-1234

                      Date of fiscal year end: December 31

            Date of reporting period: January 1, 2003 - June 30, 2003

Item 1.           Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

                             AXA PREMIER VIP TRUST
                            2003 SEMI-ANNUAL REPORT

                               PRESIDENT'S LETTER

Dear Valued Client,

We are pleased to present you with the 2003 Semi-Annual Report for the AXA Premier VIP Trust. These portfolios represent some of the investment options available in your Equitable variable annuity or variable life policy. Please review this report carefully since it contains important information regarding your policy and current fund choices. If you have selected any of the investment options offered through our EQ Advisors Trust, a report will be sent to you under separate cover.

Financial markets have continued their turbulent ways, although recently the news has been better for many investors. The broad stock market, as measured by the S&P 500 Index, ended the second quarter of 2003 with an impressive gain of 15.4%. It was the best quarterly performance since 1998, and the fifth best performing quarter since 1980. Mid-cap and small-cap stocks did even better than the large-cap components of the S&P 500 Index.

Whatever the future holds, it seems clear that investors who have weathered the bear market and maintained their investment disciplines are in a position to regain momentum toward their financial goals. It's also important that investors recognize one constant reality--namely, it's very difficult to time cycles accurately. That's why I encourage you to develop a long-term investment strategy and maintain it, while relying on professional guidance to monitor results and make periodic adjustments.

While we continue to hope that the market outlook will be favorable, it's important to learn from experience and have realistic expectations. If you are taking advantage of the diverse investment choices and professional management available through your variable life or annuity policy, combined with the guidance of a professional financial advisor, you are well positioned to make the most of opportunities.

Sincerely,

Christopher M. Condron
President and CEO
AXA Financial, Inc.

EQ27079C

NOTES ON PERFORMANCE
THE BENCHMARKS
--------------
Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with actively-managed funds. Investment cannot be made directly in a broad-based securities index. Comparisons with these benchmarks, therefore, are of limited use. They are included because they are widely known and may help you to understand the universe of securities from which each Portfolio is likely to select its holdings.

RUSSELL 1000(R) GROWTH INDEX
Contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values than the Value universe.

RUSSELL 1000(R) VALUE INDEX
Contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) with a less-than-average growth orientation. It represents the universe of stocks from which value managers typically select. Securities in this index tend to exhibit lower price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values than the Growth universe.

STANDARD & POOR'S 500 INDEX
Contains 500 of the largest U.S. industrial, transportation, utility and financial companies deemed by Standard and Poor's to be representative of the larger capitalization portion of the U.S. stock market. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.

RUSSELL 2500(R) GROWTH INDEX
Contains those Russell 2500 securities (the bottom 500 securities in the Russell 1000 Index and all 2,000 securities in the Russell 2000 Index) with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values than the Value universe.

RUSSELL 2500(R) VALUE INDEX
Contains those Russell 2500 securities (the bottom 500 securities in the Russell 1000 Index and all 2,000 securities in the Russell 2000 Index) with a less-than-average growth orientation. Securities in this index tend to exhibit lower price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values than the Growth universe.

RUSSELL 1000(R) TECHNOLOGY INDEX
Contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 index) that are deemed technology companies by the Russell sector classification scheme.

RUSSELL 1000(R) HEALTH CARE INDEX
Contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) that are deemed healthcare companies by the Russell sector classification scheme.

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX
Contains a market capitalization weighted sampling of securities deemed by Morgan Stanley Capital International to be representative of the market structure of the developed equity markets in Europe, Australasia and the Far East.

LEHMAN BROTHERS AGGREGATE BOND INDEX
Considered representative of the U.S. investment-grade fixed-rate bond market. Includes government and credit securities, agency mortgage passthrough securities, asset-backed securities, and commercial mortgage-based securities.

AXA Premier VIP Investment Performance Summary
For the period ended June 30, 2003

                                                                                  Since
                                              1 Month   3 Mos.   YTD    1 Year  Inception
 Large Company Stocks
 AXA Premier VIP Large Cap Core Equity - A      0.80    16.14   13.58    2.69     (8.04)
 AXA Premier VIP Large Cap Core Equity - B      0.69    16.01   13.45    2.44     (8.27)
 Lipper Large Cap Core Funds                    0.96    14.33   10.77   (1.36)   (10.28)
 S&P 500                                        1.28    15.39   11.75    0.25     (8.82)

 AXA Premier VIP Large Cap Growth - A           0.89    13.51   14.49    3.27    (14.58)
 AXA Premier VIP Large Cap Growth - B           0.90    13.40   14.39    3.01    (14.80)
 Lipper Large-Cap Growth Funds                  0.85    13.99   12.87   (0.22)   (13.20)
 Russell 1000 Growth                            1.38    14.31   13.09    2.94    (12.74)

 AXA Premier VIP Large Cap Value - A            1.36    15.52   12.92   (1.15)    (6.28)
 AXA Premier VIP Large Cap Value - B            1.13    15.27   12.67   (1.51)    (6.58)
 Lipper Large Cap Value Funds                   1.28    17.26   10.75   (2.36)    (7.66)
 Russell 1000 Value                             1.25    17.27   11.57   (1.02)    (3.88)

 Small/Mid Company Stocks
 AXA Premier VIP Small/Mid Cap Growth - A       2.08    20.46   16.83   (2.13)   (18.53)
 AXA Premier VIP Small/Mid Cap Growth - B       2.09    20.36   16.72   (2.40)   (18.75)
 Lipper Mid-Cap Growth Funds                    1.52    17.30   15.97    0.34    (13.60)
 Russell 2500 Growth                            2.06    22.72   18.79    4.11    (10.84)

 AXA Premier VIP Small/Mid Cap Value - A        0.70    19.75   14.95   (1.03)    (9.52)
 AXA Premier VIP Small/Mid Cap Value - B        0.70    19.67   14.86   (1.27)    (9.73)
 Lipper Mid-Cap Value Funds                     1.26    17.49   11.60   (1.67)    (1.22)
 Russell 2500 Value                             1.79    21.28   15.50   (0.60)     2.72

 Sector Funds
 AXA Premier VIP Health Care - A                3.31    18.35   16.58    9.23     (4.39)
 AXA Premier VIP Health Care - B                3.33    18.42   16.35    9.01     (4.60)
 Lipper Specialty/Miscellaneous Funds           1.40    19.79   18.20    5.77    (13.98)
 Russell 1000 Health Care Index                 4.49    11.10   12.60    9.29     (6.64)

 AXA Premier VIP Technology - A                 1.53    26.83   26.61    7.37    (19.12)
 AXA Premier VIP Technology - B                 1.68    26.92   26.48    7.24    (19.27)
 Lipper Specialty/Miscellaneous Funds           1.40    19.79   18.20    5.77    (13.98)
 Russell 1000 Technology Index                 (0.35)   18.45   17.39    5.96    (19.54)

 International Stocks
 AXA Premier VIP International Equity - A       1.75    23.16    9.96   (8.60)    (8.75)
 AXA Premier VIP International Equity - B       1.76    23.09    9.86   (8.72)    (8.96)
 Lipper International Funds                     2.11    18.96    8.99   (7.66)    (6.19)
 MSCI EAFE Index                                2.42    19.27    9.47   (6.46)    (5.39)

 Intermediate-Term Bonds
 AXA Premier VIP Core Bond - A                 (0.17)    2.67    3.93    9.56      8.31
 AXA Premier VIP Core Bond - B                 (0.19)    2.51    3.71    9.18      8.01
 Lipper Intermediate Inv. Grade Debt Funds     (0.18)    2.75    4.45   10.59      8.84
 Lehman Aggregate Bond                         (0.20)    2.50    3.93   10.40      9.50

Returns of less than one-year are not annualized
AXA Premier VIP Funds inception date - December 31, 2001

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2003 (Unaudited)

                                                    NUMBER OF            VALUE
                                                     SHARES            (NOTE 1)
-----------------------------------------------------------------------------------
         COMMON STOCKS:
         CONSUMER DISCRETIONARY (14.1%)
         AUTOMOBILES (1.7%)
         Harley-Davidson, Inc. . . . . . . .           64,610        $  2,575,354
                                                                     ------------
         DEPARTMENT STORES (0.6%)
         Kohl's Corp.* . . . . . . . . . . .           16,320             838,522
                                                                     ------------
         GENERAL MERCHANDISE STORES (3.1%)
         Costco Wholesale Corp.* . . . . . .            6,400             234,240
         Wal-Mart Stores, Inc. . . . . . . .           83,740           4,494,326
                                                                     ------------
                                                                        4,728,566
                                                                     ------------
         HOME IMPROVEMENT RETAIL (0.8%)
         Home Depot, Inc.. . . . . . . . . .           14,700             486,864
         Lowe's Cos., Inc. . . . . . . . . .           16,460             706,957
                                                                     ------------
                                                                        1,193,821
                                                                     ------------
         INTERNET RETAIL (2.0%)
         Amazon.com, Inc.* . . . . . . . . .           81,685           2,980,686
                                                                     ------------
         LEISURE PRODUCTS (0.1%)
         Mattel, Inc.. . . . . . . . . . . .            9,300             175,956
                                                                     ------------
         MEDIA (4.7%)
         Comcast Corp., Special Class A* . .           50,910           1,467,736
         COX Communications, Inc.,
          Class A* . . . . . . . . . . . . .           10,870             346,753
         EchoStar Communications Corp., Class
          A* . . . . . . . . . . . . . . . .           10,410             360,394
         Pixar, Inc.*. . . . . . . . . . . .           25,850           1,572,714
         Viacom, Inc., Class B*. . . . . . .           76,650           3,346,539
         Westwood One, Inc.* . . . . . . . .            2,910              98,736
                                                                     ------------
                                                                        7,192,872
                                                                     ------------
         RESTAURANTS (0.3%)
         Starbucks Corp.*. . . . . . . . . .           19,900             487,948
                                                                     ------------
         SPECIALTY STORES (0.6%)
         Bed Bath & Beyond, Inc.*. . . . . .           18,300             710,223
         Tiffany & Co. . . . . . . . . . . .            5,220             170,589
                                                                     ------------
                                                                          880,812
                                                                     ------------
         TEXTILES & APPAREL (0.2%)
         Nike, Inc., Class B . . . . . . . .            6,100             326,289
                                                                     ------------
          TOTAL CONSUMER DISCRETIONARY . . .                           21,380,826
                                                                     ------------
         CONSUMER STAPLES (8.7%)
         BEVERAGES (2.9%)
         Anheuser-Busch Cos., Inc. . . . . .           40,690           2,077,224
         Coca-Cola Co. . . . . . . . . . . .           13,600             631,176
         Coca-Cola Enterprises, Inc. . . . .           10,800             196,020
         PepsiCo, Inc. . . . . . . . . . . .           32,500           1,446,250
                                                                     ------------
                                                                        4,350,670
                                                                     ------------
         DRUG RETAIL (1.7%)
         Walgreen Co.. . . . . . . . . . . .           87,960           2,647,596
                                                                     ------------
         FOOD DISTRIBUTORS (0.3%)
         SYSCO Corp. . . . . . . . . . . . .           13,900             417,556
                                                                     ------------
         HOUSEHOLD PRODUCTS (2.9%)
         Colgate-Palmolive Co. . . . . . . .           36,540           2,117,493
         Procter & Gamble Co.. . . . . . . .           25,660           2,288,359
                                                                     ------------
                                                                        4,405,852
                                                                     ------------
         PERSONAL PRODUCTS (0.9%)
         Avon Products, Inc. . . . . . . . .           17,860           1,110,892
         Gillette Co.. . . . . . . . . . . .            7,000             223,020
                                                                     ------------
                                                                        1,333,912
                                                                     ------------
          TOTAL CONSUMER STAPLES . . . . . .                           13,155,586
                                                                     ------------
         ENERGY (0.8%)
         INTEGRATED OIL & GAS (0.2%)
         BP plc (ADR). . . . . . . . . . . .            5,700             239,514
                                                                     ------------

         OIL & GAS DRILLING (0.1%)
         Noble Corp.*. . . . . . . . . . . .            5,700             195,510
                                                                     ------------
         OIL & GAS EQUIPMENT & SERVICES (0.5%)
         Baker Hughes, Inc.. . . . . . . . .           19,600             657,972
         BJ Services Co.*. . . . . . . . . .            5,000             186,800
                                                                     ------------
                                                                          844,772
                                                                     ------------
          TOTAL ENERGY . . . . . . . . . . .                            1,279,796
                                                                     ------------
         FINANCIALS (12.9%)
         BANKS (0.3%)
         Bank One Corp.. . . . . . . . . . .           13,140             488,545
                                                                     ------------
         DIVERSIFIED FINANCIALS (6.3%)
         Charles Schwab Corp.. . . . . . . .          117,050           1,181,035
         Citigroup, Inc. . . . . . . . . . .           55,530           2,376,684
         Fannie Mae. . . . . . . . . . . . .           34,430           2,321,959
         Franklin Resources, Inc.. . . . . .           10,300             402,421
         Goldman Sachs Group, Inc. . . . . .            2,370             198,488
         MBNA Corp.. . . . . . . . . . . . .           65,030           1,355,225
         Merrill Lynch & Co., Inc. . . . . .           11,030             514,880
         Morgan Stanley. . . . . . . . . . .           28,930           1,236,757
                                                                     ------------
                                                                        9,587,449
                                                                     ------------
         INSURANCE (6.3%)
         ACE Ltd.. . . . . . . . . . . . . .            3,950             135,446
         AFLAC, Inc. . . . . . . . . . . . .           54,150           1,665,112
         American International Group, Inc..           55,560           3,065,801
         Hartford Financial Services
          Group, Inc.. . . . . . . . . . . .            5,350             269,426
         Marsh & McLennan Cos., Inc. . . . .            6,100             311,527
         Progressive Corp. . . . . . . . . .           52,750           3,856,025
         SAFECO Corp.. . . . . . . . . . . .              550              19,404
         Willis Group Holdings Ltd.. . . . .            6,250             192,188
                                                                     ------------
                                                                        9,514,929
                                                                     ------------
          TOTAL FINANCIALS . . . . . . . . .                           19,590,923
                                                                     ------------
         HEALTH CARE (25.2%)
         BIOTECHNOLOGY (6.3%)
         Amgen, Inc.*. . . . . . . . . . . .           88,230           5,862,002
         Genentech, Inc.*. . . . . . . . . .           51,060           3,682,447
                                                                     ------------
                                                                        9,544,449
                                                                     ------------
         HEALTH CARE EQUIPMENT & SERVICES (5.7%)
         AmerisourceBergen Corp. . . . . . .            3,550             246,193
         Boston Scientific Corp.*. . . . . .           11,410             697,151
         Cardinal Health, Inc. . . . . . . .           32,300           2,076,890
         Express Scripts, Inc.*. . . . . . .            3,720             254,150
         Health Management Associates, Inc.,
          Class A. . . . . . . . . . . . . .           32,860             606,267
         Medtronic, Inc. . . . . . . . . . .           45,620           2,188,391
         St. Jude Medical, Inc.* . . . . . .            6,780             389,850
         Stryker Corp. . . . . . . . . . . .            4,600             319,102
         UnitedHealth Group, Inc.. . . . . .            9,450             474,862
         WellPoint Health Networks, Inc.*. .           16,180           1,363,974
         Zimmer Holdings, Inc.*. . . . . . .            2,350             105,868
                                                                     ------------
                                                                        8,722,698
                                                                     ------------
         PHARMACEUTICALS (13.2%)
         Abbott Laboratories . . . . . . . .            5,350             234,116
         Allergan, Inc.. . . . . . . . . . .            5,310             409,401
         Eli Lilly & Co. . . . . . . . . . .           30,850           2,127,724
         Forest Laboratories, Inc.*. . . . .            8,580             469,755
         Johnson & Johnson . . . . . . . . .           66,910           3,459,247
         MedImmune, Inc.*. . . . . . . . . .           54,200           1,971,254
         Merck & Co., Inc. . . . . . . . . .           19,200           1,162,560
         Pfizer, Inc.. . . . . . . . . . . .          214,380           7,321,077
         Teva Pharmaceutical Industries
          Ltd. (ADR) . . . . . . . . . . . .           16,200             922,266

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                    NUMBER OF            VALUE
                                                     SHARES            (NOTE 1)
-----------------------------------------------------------------------------------
         Wyeth . . . . . . . . . . . . . . .           41,830        $  1,905,357
                                                                     ------------
                                                                       19,982,757
                                                                     ------------
          TOTAL HEALTH CARE  . . . . . . . .                           38,249,904
                                                                     ------------
         INDUSTRIALS (6.7%)
         AEROSPACE & DEFENSE (0.7%)
         United Technologies Corp. . . . . .           14,770           1,046,159
                                                                     ------------
         AIR FREIGHT & COURIERS (0.4%)
         United Parcel Service, Inc., Class B           8,400             535,080
                                                                     ------------
         AIRLINES (0.9%)
         Southwest Airlines Co.. . . . . . .           77,600           1,334,720
                                                                     ------------
         BUILDING PRODUCTS (0.1%)
         American Standard Cos., Inc.* . . .            2,010             148,599
                                                                     ------------
         COMMERCIAL SERVICES & SUPPLIES (0.7%)
         Automatic Data Processing, Inc. . .            7,200             243,792
         First Data Corp.. . . . . . . . . .           20,900             866,096
                                                                     ------------
                                                                        1,109,888
                                                                     ------------
         INDUSTRIAL CONGLOMERATES (3.3%)
         3M Co.. . . . . . . . . . . . . . .            3,650             470,777
         General Electric Co.. . . . . . . .          160,100           4,591,668
                                                                     ------------
                                                                        5,062,445
                                                                     ------------
         MACHINERY (0.6%)
         Danaher Corp. . . . . . . . . . . .           13,010             885,331
                                                                     ------------
          TOTAL INDUSTRIALS  . . . . . . . .                           10,122,222
                                                                     ------------
         INFORMATION TECHNOLOGY (28.5%)
         APPLICATION SOFTWARE (1.5%)
         Electronic Arts, Inc.*. . . . . . .            8,300             614,117
         Intuit, Inc.* . . . . . . . . . . .            3,590             159,863
         Siebel Systems, Inc.* . . . . . . .          134,000           1,278,360
         Symantec Corp.* . . . . . . . . . .            5,560             243,861
                                                                     ------------
                                                                        2,296,201
                                                                     ------------
         COMPUTER HARDWARE (3.7%)
         Dell Computer Corp.*. . . . . . . .          159,260           5,089,950
         International Business
          Machines Corp. . . . . . . . . . .            5,800             478,500
                                                                     ------------
                                                                        5,568,450
                                                                     ------------
         COMPUTER STORAGE & PERIPHERALS (1.7%)
         Network Appliance, Inc.*. . . . . .          154,900           2,510,929
                                                                     ------------
         ELECTRONIC EQUIPMENT & INSTRUMENTS (0.4%)
         Flextronics International Ltd.* . .           15,290             158,863
         Lockheed Martin Corp. . . . . . . .            9,600             456,672
                                                                     ------------
                                                                          615,535
                                                                     ------------
         INTERNET SOFTWARE & SERVICES (3.7%)
         eBay, Inc.* . . . . . . . . . . . .           28,340           2,952,461
         Yahoo!, Inc.* . . . . . . . . . . .           79,800           2,614,248
                                                                     ------------
                                                                        5,566,709
                                                                     ------------
         IT CONSULTING & SERVICES (0.5%)
         Accenture Ltd., Class A*. . . . . .           18,100             327,429
         Affiliated Computer Services, Inc.,
          Class A* . . . . . . . . . . . . .           10,240             468,275
                                                                     ------------
                                                                          795,704
                                                                     ------------
         NETWORKING EQUIPMENT (2.4%)
         Cisco Systems, Inc.*. . . . . . . .          202,760           3,384,064
         Juniper Networks, Inc.* . . . . . .           24,880             307,766
                                                                     ------------
                                                                        3,691,830
                                                                     ------------
         SEMICONDUCTOR EQUIPMENT (1.1%)
         Applied Materials, Inc.*. . . . . .          107,010           1,697,179
                                                                     ------------
         SEMICONDUCTORS (6.1%)
         Altera Corp.* . . . . . . . . . . .           20,070             329,148
         Intel Corp. . . . . . . . . . . . .          191,140           3,972,654
         Linear Technology Corp. . . . . . .            5,410             174,256
         Maxim Integrated Products, Inc. . .           99,500           3,401,905


         Xilinx, Inc.* . . . . . . . . . . .           55,700        $  1,409,767
                                                                     ------------
                                                                        9,287,730
                                                                     ------------
         SYSTEMS SOFTWARE (6.2%)
         Microsoft Corp. . . . . . . . . . .          291,650           7,469,156
         Oracle Corp.* . . . . . . . . . . .           33,000             396,660
         SAP AG (ADR). . . . . . . . . . . .            4,050             118,341
         VERITAS Software Corp.* . . . . . .           49,950           1,432,067
                                                                     ------------
                                                                        9,416,224
                                                                     ------------
         TELECOMMUNICATIONS EQUIPMENT (1.2%)
         Nokia OYJ  (ADR). . . . . . . . . .           18,900             310,527
         QUALCOMM, Inc.. . . . . . . . . . .           43,750           1,564,062
                                                                     ------------
                                                                        1,874,589
                                                                     ------------
          TOTAL INFORMATION TECHNOLOGY . . .                           43,321,080
                                                                     ------------
         TELECOMMUNICATION SERVICES (0.4%)
         WIRELESS TELECOMMUNICATION SERVICES (0.4%)
         Vodafone Group plc (ADR). . . . . .           28,000             550,200
                                                                     ------------
         TOTAL COMMON STOCKS (97.3%)
          (Cost $137,517,655). . . . . . . .                          147,650,537
                                                                     ------------

                                                    PRINCIPAL
                                                       AMOUNT
                                                    -----------

         SHORT-TERM DEBT SECURITIES:
         TIME DEPOSIT (4.0%)
         J.P. Morgan Chase Nassau,
          0.58%, 7/1/03                            $6,032,002
          (Amortized Cost $6,032,002)  . . .                            6,032,002
                                                                     ------------
         TOTAL INVESTMENTS (101.3%)
          (Cost/Amortized Cost $143,549,657)                          153,682,539

         OTHER ASSETS LESS LIABILITIES                                 (1,950,573)
          (-1.3%). . . . . . . . . . . . . .                         ------------
         NET ASSETS (100%) . . . . . . . . .                         $151,731,966
                                                                     ============

---------
* Non-income producing.

  Glossary:
  ADR-- American Depositary Receipt

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 2003 were as follows:

COST OF PURCHASES:
Stocks and long-term
 corporate debt
 securities . . . . . .                  $ 68,307,531
NET PROCEEDS OF SALES
 AND REDEMPTIONS:
Stocks and long-term
 corporate debt
 securities . . . . . .                    11,974,599

As of June 30, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross
 unrealized appreciation                 $ 13,267,605
Aggregate gross
 unrealized depreciation                   (3,134,723)
                                         ------------
Net unrealized
 appreciation . . . . .                  $ 10,132,882
                                         ============
Federal income tax cost
 of investments . . . .                  $143,549,657
                                         ============


For the six months ended June 30, 2003, the Portfolio incurred approximately $135 as brokerage commissions with Bernstein (Sanford C.) & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $1,406,718 which expires in the year 2010.


                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2003 (Unaudited)

                                                    NUMBER OF            VALUE
                                                     SHARES             (NOTE 1)
-----------------------------------------------------------------------------------
         COMMON STOCKS:
         CONSUMER DISCRETIONARY (15.0%)
         APPAREL RETAIL (0.4%)
         TJX Cos., Inc. . . . . . . . . . .             19,095        $   359,750
                                                                      -----------
         AUTO COMPONENTS (0.5%)
         Autoliv, Inc.. . . . . . . . . . .              4,725            127,953
         Dana Corp. . . . . . . . . . . . .              5,700             65,892
         Johnson Controls, Inc. . . . . . .                425             36,380
         Lear Corp.*. . . . . . . . . . . .              1,825             83,987
         Magna International, Inc., Class A              1,950            131,176
                                                                      -----------
                                                                          445,388
                                                                      -----------
         CASINOS & GAMING (0.5%)
         MGM Mirage, Inc.*. . . . . . . . .             12,195            416,825
                                                                      -----------
         DEPARTMENT STORES (0.6%)
         Federated Department Stores, Inc..              3,525            129,896
         J.C. Penney Co., Inc.. . . . . . .              3,500             58,975
         May Department Stores Co.. . . . .              7,500            166,950
         Sears, Roebuck & Co. . . . . . . .              5,625            189,225
                                                                      -----------
                                                                          545,046
                                                                      -----------
         GENERAL MERCHANDISE STORES (1.4%)
         Costco Wholesale Corp.*. . . . . .             12,405            454,023
         Target Corp. . . . . . . . . . . .              8,800            332,992
         Wal-Mart Stores, Inc.. . . . . . .              8,675            465,587
                                                                      -----------
                                                                        1,252,602
                                                                      -----------
         HOME IMPROVEMENT RETAIL (1.4%)
         Home Depot, Inc. . . . . . . . . .             12,560            415,987
         Lowe's Cos., Inc.. . . . . . . . .             17,345            744,968
         Sherwin-Williams Co. . . . . . . .              1,975             53,088
                                                                      -----------
                                                                        1,214,043
                                                                      -----------
         HOTELS (0.6%)
         Hilton Hotels Corp.. . . . . . . .             42,440            542,808
                                                                      -----------
         HOUSEHOLD DURABLES (0.4%)
         Black & Decker Corp. . . . . . . .              2,625            114,056
         KB Home. . . . . . . . . . . . . .                700             43,386
         Leggett & Platt, Inc.. . . . . . .              6,150            126,075
         Pulte Homes, Inc.. . . . . . . . .              1,450             89,407
                                                                      -----------
                                                                          372,924
                                                                      -----------
         INTERNET RETAIL (1.4%)
         InterActiveCorp* . . . . . . . . .             32,400          1,282,068
                                                                      -----------
         MEDIA (6.9%)
         AOL Time Warner, Inc.* . . . . . .             94,045          1,513,184
         Cablevision Systems New York Group,
          Class A*. . . . . . . . . . . . .             25,029            519,602
         Comcast Corp., Class A*. . . . . .             11,555            348,730
         Comcast Corp., Special Class A*. .             31,020            894,307
         Fox Entertainment Group, Inc.,
          Class A*. . . . . . . . . . . . .             21,200            610,136
         Knight Ridder, Inc.. . . . . . . .                700             48,251
         Liberty Media Corp., Class A*. . .             89,122          1,030,250
         Metro-Goldwyn-Mayer, Inc.* . . . .             14,535            180,525
         Viacom, Inc., Class B* . . . . . .             22,510            982,786
                                                                      -----------
                                                                        6,127,771
                                                                      -----------
         RESTAURANTS (0.1%)
         Wendy's International, Inc.. . . .              3,700            107,189
                                                                      -----------
         SPECIALTY STORES (0.5%)
         Office Depot, Inc.*. . . . . . . .             11,200            162,512
         Staples, Inc.* . . . . . . . . . .             17,130            314,335
                                                                      -----------
                                                                          476,847
                                                                      -----------
         TEXTILES & APPAREL (0.3%)
         Jones Apparel Group, Inc.* . . . .              3,700            108,262
         Liz Claiborne, Inc.. . . . . . . .              3,550            125,138
                                                                      -----------
                                                                          233,400
                                                                      -----------
          TOTAL CONSUMER DISCRETIONARY  . .                            13,376,661
                                                                      -----------

         CONSUMER STAPLES (4.4%)
         BEVERAGES (1.2%)
         Anheuser-Busch Cos., Inc.. . . . .             10,290        $   525,304
         Coca-Cola Co.. . . . . . . . . . .              4,175            193,762
         PepsiCo, Inc.. . . . . . . . . . .              7,175            319,288
                                                                      -----------
                                                                        1,038,354
                                                                      -----------
         FOOD PRODUCTS (1.2%)
         Altria Group, Inc. . . . . . . . .              9,750            443,040
         Archer-Daniels-Midland Co. . . . .              2,300             29,601
         ConAgra Foods, Inc.. . . . . . . .              6,600            155,760
         Sara Lee Corp. . . . . . . . . . .              9,800            184,338
         Tyson Foods, Inc., Class A . . . .              9,400             99,828
         UST, Inc.. . . . . . . . . . . . .              4,200            147,126
                                                                      -----------
                                                                        1,059,693
                                                                      -----------
         FOOD RETAIL (0.2%)
         Albertson's, Inc.. . . . . . . . .              1,925             36,960
         Safeway, Inc.* . . . . . . . . . .              8,300            169,818
                                                                      -----------
                                                                          206,778
                                                                      -----------
         HOUSEHOLD PRODUCTS (1.8%)
         Colgate-Palmolive Co.. . . . . . .              8,500            492,575
         Kimberly-Clark Corp. . . . . . . .             14,300            745,602
         Procter & Gamble Co. . . . . . . .              4,025            358,949
                                                                      -----------
                                                                        1,597,126
                                                                      -----------
          TOTAL CONSUMER STAPLES  . . . . .                             3,901,951
                                                                      -----------
         ENERGY (7.0%)
         INTEGRATED OIL & GAS (4.4%)
         BP plc (ADR) . . . . . . . . . . .             12,900            542,058
         ChevronTexaco Corp.. . . . . . . .              5,075            366,415
         ConocoPhillips . . . . . . . . . .              4,391            240,627
         Exxon Mobil Corp.. . . . . . . . .             45,875          1,647,371
         Marathon Oil Co. . . . . . . . . .             34,900            919,615
         Occidental Petroleum Corp. . . . .              4,500            150,975
         Reliant Resources, Inc.* . . . . .              5,700             34,941
                                                                      -----------
                                                                        3,902,002
                                                                      -----------
         OIL & GAS EQUIPMENT & SERVICES (0.8%)
         El Paso Corp.. . . . . . . . . . .             56,900            459,752
         Halliburton Co.. . . . . . . . . .             11,515            264,845
                                                                      -----------
                                                                          724,597
                                                                      -----------
         OIL & GAS EXPLORATION & PRODUCTION (1.7%)
         Anadarko Petroleum Corp. . . . . .             15,060            669,718
         Unocal Corp. . . . . . . . . . . .             29,000            832,010
                                                                      -----------
                                                                        1,501,728
                                                                      -----------
         OIL & GAS REFINING & MARKETING (0.1%)
         Valero Energy Corp.. . . . . . . .              2,375             86,284
                                                                      -----------
          TOTAL ENERGY  . . . . . . . . . .                             6,214,611
                                                                      -----------
         FINANCIALS (22.8%)
         BANKS (7.7%)
         AmSouth Bancorp. . . . . . . . . .              6,450            140,868
         Astoria Financial Corp.. . . . . .              4,700            131,271
         Bank of America Corp.. . . . . . .              6,775            535,428
         Bank of New York Co., Inc. . . . .             49,680          1,428,300
         Bank One Corp. . . . . . . . . . .              7,275            270,484
         Comerica, Inc. . . . . . . . . . .              2,850            132,525
         FleetBoston Financial Corp.. . . .              8,400            249,564
         Golden West Financial Corp.. . . .              2,050            164,021
         Huntington Bancshares, Inc.. . . .              7,150            139,568
         KeyCorp. . . . . . . . . . . . . .              6,475            163,623
         National City Corp.. . . . . . . .              5,650            184,812
         Regions Financial Corp.. . . . . .              4,900            165,522
         SouthTrust Corp. . . . . . . . . .             16,000            435,200
         SunTrust Banks, Inc. . . . . . . .              3,125            185,438
         U.S. Bancorp . . . . . . . . . . .             10,150            248,675
         Union Planters Corp. . . . . . . .              2,237             69,414
         Wachovia Corp. . . . . . . . . . .              7,400            295,704
         Washington Mutual, Inc.. . . . . .             27,675          1,142,977

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                    NUMBER OF            VALUE
                                                     SHARES             (NOTE 1)
-----------------------------------------------------------------------------------
         Wells Fargo & Co.. . . . . . . . .             15,250        $   768,600
                                                                      -----------
                                                                        6,851,994
                                                                      -----------
         DIVERSIFIED FINANCIALS (9.4%)
         American Express Co. . . . . . . .             17,935            749,862
         Bear Stearns Co., Inc. . . . . . .              1,600            115,872
         Charles Schwab Corp. . . . . . . .             39,695            400,523
         Citigroup, Inc.. . . . . . . . . .              8,815            377,282
         Countrywide Financial Corp.. . . .                950             66,091
         E*TRADE Group, Inc.* . . . . . . .             91,205            775,242
         Fannie Mae . . . . . . . . . . . .             24,545          1,655,315
         Freddie Mac. . . . . . . . . . . .              5,150            261,465
         Goldman Sachs Group, Inc.. . . . .              3,025            253,344
         J.P. Morgan Chase & Co.. . . . . .              1,000             34,180
         Lehman Brothers Holdings, Inc. . .              2,625            174,510
         MBNA Corp. . . . . . . . . . . . .             33,900            706,476
         Moody's Corp.. . . . . . . . . . .              2,680            141,263
         Morgan Stanley . . . . . . . . . .             39,640          1,694,610
         SLM Corp.. . . . . . . . . . . . .             24,615            964,170
                                                                      -----------
                                                                        8,370,205
                                                                      -----------
         INSURANCE (5.3%)
         ACE Ltd. . . . . . . . . . . . . .              2,600             89,154
         Allstate Corp. . . . . . . . . . .             23,565            840,092
         American International Group, Inc.              3,925            216,581
         Chubb Corp.. . . . . . . . . . . .             14,350            861,000
         Hartford Financial Services
          Group, Inc. . . . . . . . . . . .              3,500            176,260
         Jefferson-Pilot Corp.. . . . . . .              3,700            153,402
         John Hancock Financial Services,
          Inc.. . . . . . . . . . . . . . .              5,600            172,088
         Marsh & McLennan Cos., Inc.. . . .              9,190            469,333
         MBIA, Inc. . . . . . . . . . . . .             11,200            546,000
         Metlife, Inc.. . . . . . . . . . .              7,125            201,780
         MGIC Investment Corp.. . . . . . .              1,150             53,636
         PartnerRe Ltd. . . . . . . . . . .                900             45,999
         Prudential Financial, Inc. . . . .             18,615            626,395
         RenaissanceRe Holdings Ltd.. . . .              1,300             59,176
         Travelers Property Casualty Corp.,
          Class A . . . . . . . . . . . . .              9,134            145,231
         Travelers Property Casualty Corp.,
          Class B . . . . . . . . . . . . .                 71              1,120
         XL Capital Ltd., Class A . . . . .              1,700            141,100
                                                                      -----------
                                                                        4,798,347
                                                                      -----------
         REAL ESTATE (0.4%)
         Boston Properties, Inc. (REIT) . .              8,400            367,920
                                                                      -----------
          TOTAL FINANCIALS  . . . . . . . .                            20,388,466
                                                                      -----------
         HEALTH CARE (14.4%)
         BIOTECHNOLOGY (2.6%)
         Amgen, Inc.* . . . . . . . . . . .             13,635            905,910
         Genentech, Inc.* . . . . . . . . .              9,010            649,801
         Genzyme Corp. - General Division*.             17,490            731,082
                                                                      -----------
                                                                        2,286,793
                                                                      -----------
         HEALTH CARE EQUIPMENT & SERVICES (4.5%)
         Aetna, Inc.. . . . . . . . . . . .                575             34,615
         Caremark Rx, Inc.* . . . . . . . .             50,500          1,296,840
         CIGNA Corp.. . . . . . . . . . . .              2,200            103,268
         Health Management Associates,
          Inc., Class A . . . . . . . . . .             56,200          1,036,890
         Health Net, Inc.*. . . . . . . . .              2,350             77,432
         Humana, Inc.*. . . . . . . . . . .              4,500             67,950
         McKesson Corp. . . . . . . . . . .              7,935            283,597
         Medtronic, Inc.. . . . . . . . . .                800             38,376
         Oxford Health Plans, Inc.* . . . .              2,800            117,684
         Quest Diagnostics, Inc.* . . . . .              4,700            299,860
         WellPoint Health Networks, Inc.* .              7,670            646,581
                                                                      -----------
                                                                        4,003,093
                                                                      -----------
         PHARMACEUTICALS (7.3%)
         Abbott Laboratories. . . . . . . .              8,100            354,456

         Bristol-Myers Squibb Co. . . . . .             11,375            308,831
         Eli Lilly & Co.. . . . . . . . . .              3,250            224,153
         Forest Laboratories, Inc.* . . . .              3,730            204,218
         GlaxoSmithKline plc (ADR). . . . .              3,700            149,998
         Johnson & Johnson. . . . . . . . .             17,385            898,805
         Merck & Co., Inc.. . . . . . . . .              9,575            579,766
         Mylan Laboratories, Inc. . . . . .              6,640            230,873
         OSI Pharmaceuticals, Inc.* . . . .              1,530             49,281
         Pfizer, Inc. . . . . . . . . . . .             88,975          3,038,496
         Schering-Plough Corp.. . . . . . .              9,550            177,630
         Wyeth. . . . . . . . . . . . . . .              6,775            308,601
                                                                      -----------
                                                                        6,525,108
                                                                      -----------
          TOTAL HEALTH CARE . . . . . . . .                            12,814,994
                                                                      -----------
         INDUSTRIALS (6.7%)
         AEROSPACE & DEFENSE (0.8%)
         Goodrich Corp. . . . . . . . . . .              3,900             81,900
         Raytheon Co. . . . . . . . . . . .             20,800            683,072
                                                                      -----------
                                                                          764,972
                                                                      -----------
         AIR FREIGHT & COURIERS (0.0%)
         United Parcel Service, Inc., Class                600             38,220
          B . . . . . . . . . . . . . . . .                           -----------
         AIRLINES (0.4%)
         Southwest Airlines Co. . . . . . .             18,555            319,146
                                                                      -----------
         COMMERCIAL SERVICES & SUPPLIES (2.5%)
         Automatic Data Processing, Inc.. .              4,070            137,810
         Deluxe Corp. . . . . . . . . . . .              3,000            134,400
         DoubleClick, Inc.* . . . . . . . .             49,300            456,025
         First Data Corp. . . . . . . . . .             21,500            890,960
         Hudson Highland Group , Inc.*. . .                  1                 19
         Pitney Bowes, Inc. . . . . . . . .                475             18,245
         R.R. Donnelley & Sons Co.. . . . .              4,800            125,472
         Weight Watchers International,
          Inc.* . . . . . . . . . . . . . .              9,505            432,382
                                                                      -----------
                                                                        2,195,313
                                                                      -----------
         CONSTRUCTION & ENGINEERING (0.1%)
         Crane Co.. . . . . . . . . . . . .              2,300             52,049
                                                                      -----------
         ELECTRICAL EQUIPMENT (0.2%)
         Cooper Industries Ltd., Class A. .              1,825             75,372
         Hubbell, Inc., Class B . . . . . .              2,800             92,680
                                                                      -----------
                                                                          168,052
                                                                      -----------
         INDUSTRIAL CONGLOMERATES (1.6%)
         General Electric Co. . . . . . . .             35,705          1,024,019
         Textron, Inc.. . . . . . . . . . .              4,000            156,080
         Tyco International Ltd.. . . . . .             13,900            263,822
                                                                      -----------
                                                                        1,443,921
                                                                      -----------
         MACHINERY (0.4%)
         Eaton Corp.. . . . . . . . . . . .              1,825            143,463
         Ingersoll-Rand Co., Class A. . . .              1,650             78,078
         Parker-Hannifin Corp.. . . . . . .              3,450            144,866
                                                                      -----------
                                                                          366,407
                                                                      -----------
         RAILROADS (0.6%)
         Burlington Northern Santa Fe Corp.              6,000            170,640
         CSX Corp.. . . . . . . . . . . . .              5,000            150,450
         Norfolk Southern Corp. . . . . . .              8,200            157,440
         Union Pacific Corp.. . . . . . . .                800             46,416
                                                                      -----------
                                                                          524,946
                                                                      -----------
         TRADING COMPANIES & DISTRIBUTORS (0.1%)
         Genuine Parts Co.. . . . . . . . .              3,450            110,435
                                                                      -----------
          TOTAL INDUSTRIALS . . . . . . . .                             5,983,461
                                                                      -----------
         INFORMATION TECHNOLOGY (17.2%)
         APPLICATION SOFTWARE (1.6%)
         Electronic Arts, Inc.* . . . . . .             15,060          1,114,290
         Intuit, Inc.*. . . . . . . . . . .              7,525            335,088
                                                                      -----------
                                                                        1,449,378

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                    NUMBER OF            VALUE
                                                     SHARES             (NOTE 1)
-----------------------------------------------------------------------------------
         COMPUTER HARDWARE (2.6%)
         Dell Computer Corp.* . . . . . . .             22,845       $    730,126
         Hewlett-Packard Co.. . . . . . . .             60,400          1,286,520
         International Business
          Machines Corp.. . . . . . . . . .              3,975            327,938
                                                                      -----------
                                                                        2,344,584
                                                                      -----------
         COMPUTER STORAGE & PERIPHERALS (0.4%)
         EMC Corp.* . . . . . . . . . . . .              6,400             67,008
         Lexmark International, Inc.* . . .              3,915            277,065
         Quantum Corp.* . . . . . . . . . .              3,100             12,555
                                                                      -----------
                                                                          356,628
                                                                      -----------
         ELECTRONIC EQUIPMENT & INSTRUMENTS (0.8%)
         Arrow Electronics, Inc.* . . . . .                600              9,144
         Avnet, Inc.* . . . . . . . . . . .                600              7,608
         Energizer Holdings, Inc.*. . . . .              4,500            141,300
         Flextronics International Ltd.*. .             28,850            299,752
         Ingram Micro, Inc., Class A* . . .              4,300             47,300
         Sanmina-SCI Corp.* . . . . . . . .             13,300             83,923
         Solectron Corp.* . . . . . . . . .             20,400             76,296
         Tech Data Corp.* . . . . . . . . .                775             20,700
                                                                      -----------
                                                                          686,023
                                                                      -----------
         IT CONSULTING & SERVICES (1.8%)
         Affiliated Computer Services, Inc.,
          Class A*. . . . . . . . . . . . .             15,750            720,247
         Electronic Data Systems Corp.. . .             40,900            877,305
                                                                      -----------
                                                                        1,597,552
                                                                      -----------
         NETWORKING EQUIPMENT (1.3%)
         Cisco Systems, Inc.* . . . . . . .             71,030          1,185,491
                                                                      -----------
         SEMICONDUCTOR EQUIPMENT (0.7%)
         Applied Materials, Inc.* . . . . .             36,925            585,630
                                                                      -----------
         SEMICONDUCTORS (1.1%)
         Intel Corp.. . . . . . . . . . . .             10,025            208,360
         Linear Technology Corp.. . . . . .             14,745            474,936
         Texas Instruments, Inc.. . . . . .             16,190            284,944
                                                                      -----------
                                                                          968,240
                                                                      -----------
         SYSTEMS SOFTWARE (3.8%)
         Microsoft Corp.. . . . . . . . . .             96,555          2,472,773
         Oracle Corp.*. . . . . . . . . . .             45,885            551,538
         VERITAS Software Corp.*. . . . . .             14,040            402,527
                                                                      -----------
                                                                        3,426,838
                                                                      -----------
         TELECOMMUNICATIONS EQUIPMENT (3.1%)
         ADC Telecommunications, Inc.*. . .             45,000            104,760
         Amdocs Ltd.* . . . . . . . . . . .             10,400            249,600
         Corning, Inc.* . . . . . . . . . .             32,200            237,958
         General Motors Corp., Class H* . .             69,200            886,452
         JDS Uniphase Corp.*. . . . . . . .             43,100            151,281
         Nokia OYJ  (ADR) . . . . . . . . .             39,760            653,257
         Nortel Networks Corp.* . . . . . .             71,000            191,700
         QUALCOMM, Inc. . . . . . . . . . .              6,300            225,225
         Tellabs, Inc.* . . . . . . . . . .              7,950             52,231
                                                                      -----------
                                                                        2,752,464
                                                                      -----------
          TOTAL INFORMATION TECHNOLOGY  . .                            15,352,828
                                                                      -----------
         MATERIALS (1.2%)
         CHEMICALS (1.0%)
         Ashland, Inc.. . . . . . . . . . .              1,925             59,059
         Dow Chemical Co. . . . . . . . . .              6,100            188,856
         Du Pont (E.I.) de Nemours & Co.. .              6,675            277,947
         FMC Corp.* . . . . . . . . . . . .              1,600             36,208
         Lubrizol Corp. . . . . . . . . . .              1,500             46,485
         Lyondell Chemical Co.. . . . . . .              8,000            108,240
         Millennium Chemicals, Inc. . . . .              1,000              9,510
         PPG Industries, Inc. . . . . . . .              3,150            159,831
                                                                      -----------
                                                                          886,136
                                                                      -----------
         CONTAINERS & PACKAGING (0.0%)
         Smurfit-Stone Container Corp.* . .                700              9,121
                                                                      -----------

         PAPER & FOREST PRODUCTS (0.2%)

         International Paper Co.. . . . . .              3,350            119,695
         MeadWestvaco Corp. . . . . . . . .              2,875             71,013
                                                                      -----------
                                                                          190,708
                                                                      -----------
          TOTAL MATERIALS . . . . . . . . .                             1,085,965
                                                                      -----------
         TELECOMMUNICATION SERVICES (2.0%)
         DIVERSIFIED TELECOMMUNICATION SERVICES (1.6%)
         AT&T Corp. . . . . . . . . . . . .              9,900            190,575
         BellSouth Corp.. . . . . . . . . .              9,950            264,968
         Qwest Communications International,
          Inc.* . . . . . . . . . . . . . .             28,350            135,513
         SBC Communications, Inc. . . . . .             14,825            378,779
         Sprint Corp. (FON Group) . . . . .             13,100            188,640
         Verizon Communications, Inc. . . .              7,675            302,779
                                                                      -----------
                                                                        1,461,254
                                                                      -----------
         WIRELESS TELECOMMUNICATION SERVICES (0.4%)
         AT&T Wireless Services, Inc.*. . .             25,300            207,713
         Sprint Corp. (PCS Group)*. . . . .             28,400            163,300
                                                                      -----------
                                                                          371,013
                                                                      -----------
          TOTAL TELECOMMUNICATION SERVICES                              1,832,267
                                                                      -----------
         UTILITIES (2.6%)
         ELECTRIC UTILITIES (2.3%)
         Ameren Corp. . . . . . . . . . . .              2,650            116,865
         American Electric Power, Inc.. . .              6,075            181,217
         Constellation Energy Group, Inc. .              2,625             90,038
         Dominion Resources, Inc. . . . . .             12,900            829,083
         Entergy Corp.. . . . . . . . . . .              3,000            158,340
         PPL Corp.. . . . . . . . . . . . .              2,050             88,150
         Progress Energy, Inc.. . . . . . .             13,900            610,210
                                                                      -----------
                                                                        2,073,903
                                                                      -----------
         GAS UTILITIES (0.2%)
         Sempra Energy. . . . . . . . . . .              5,500            156,915
                                                                      -----------
         MULTI - UTILITIES (0.1%)
         Alliant Energy Corp. . . . . . . .              3,700             70,411
                                                                      -----------
          TOTAL UTILITIES . . . . . . . . .                             2,301,229
                                                                      -----------
         TOTAL COMMON STOCKS (93.3%)
          (Cost $77,422,357). . . . . . . .                            83,252,433
                                                                      -----------

                                                    PRINCIPAL
                                                     AMOUNT
                                                   -------------

         SHORT-TERM DEBT SECURITIES:
         COMMERCIAL PAPER (0.8%)

         General Electric Capital Corp.,           $   700,000
          1.36%, 7/1/03 . . . . . . . . . .                               699,974
                                                                      -----------
         U.S. GOVERNMENT AGENCY (2.0%)
         Federal National Mortgage
          Association                                1,800,000
          (Discount Note), 7/1/03 . . . . .                             1,799,952
                                                                      -----------
         TIME DEPOSIT (4.6%)

         J.P. Morgan Chase Nassau,                   4,109,190          4,109,190
          0.58%, 7/1/03 . . . . . . . . . .                           -----------
         TOTAL SHORT-TERM DEBT SECURITIES (7.4%)
          (Amortized Cost $6,609,116) . . .                             6,609,116
                                                                      -----------
         TOTAL INVESTMENTS (100.7%)
          (Cost/Amortized Cost $84,031,473)                            89,861,549

         OTHER ASSETS LESS LIABILITIES                                   (599,235)
          (-0.7%)                                                     -----------
         NET ASSETS (100%)  . . . . . . . .                           $89,262,314
                                                                      ===========

---------
* Non-income producing.

  Glossary:
  ADR-- American Depositary Receipt
  REIT-- Real Estate Investment Trust

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

Investment security transactions for the six months ended June 30, 2003 were as follows:

COST OF PURCHASES:
Stocks and long-term
 corporate debt
 securities. . . . . . .                  $40,958,573
NET PROCEEDS OF SALES AND
 REDEMPTIONS:
Stocks and long-term
 corporate debt
 securities. . . . . . .                   13,865,778

As of June 30, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross
 unrealized appreciation                  $ 7,172,957
Aggregate gross
 unrealized depreciation                   (1,342,881)
                                          -----------
Net unrealized
 appreciation. . . . . .                  $ 5,830,076
                                          ===========
Federal income tax cost
 of investments. . . . .                  $84,031,473
                                          ===========


For the six months ended June 30, 2003, the Portfolio incurred approximately $13,671 as brokerage commissions with Bernstein
(Sanford C.) & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $1,407,805 which expires in the year 2010.


                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2003 (Unaudited)

                                                    NUMBER OF            VALUE
                                                     SHARES            (NOTE 1)
-----------------------------------------------------------------------------------
         COMMON STOCKS:
         CONSUMER DISCRETIONARY (11.4%)
         APPAREL RETAIL (0.3%)
         Abercrombie & Fitch Co., Class A* .           13,000        $    369,330
                                                                     ------------
         AUTO COMPONENTS (0.3%)
         Johnson Controls, Inc.. . . . . . .            5,100             436,560
                                                                     ------------
         AUTOMOBILES (0.3%)
         Harley-Davidson, Inc. . . . . . . .           12,500             498,250
                                                                     ------------
         GENERAL MERCHANDISE STORES (0.8%)
         Target Corp.. . . . . . . . . . . .           33,150           1,254,396
                                                                     ------------
         HOME IMPROVEMENT RETAIL (1.2%)
         Home Depot, Inc.. . . . . . . . . .            9,000             298,080
         Lowe's Cos., Inc. . . . . . . . . .           33,550           1,440,972
                                                                     ------------
                                                                        1,739,052
                                                                     ------------
         HOTELS (0.5%)
         Carnival Corp.. . . . . . . . . . .           17,500             568,925
         Starwood Hotels & Resorts Worldwide,
          Inc. . . . . . . . . . . . . . . .            8,100             231,579
                                                                     ------------
                                                                          800,504
                                                                     ------------
         MEDIA (7.8%)
         AOL Time Warner, Inc.*. . . . . . .           57,600             926,784
         Blockbuster, Inc., Class A. . . . .           23,000             387,550
         Clear Channel
          Communications, Inc.*. . . . . . .           23,000             974,970
         Comcast Corp., Special Class A* . .           43,000           1,239,690
         COX Communications, Inc.,
          Class A* . . . . . . . . . . . . .           20,000             638,000
         Gannett Co., Inc. . . . . . . . . .           37,290           2,864,245
         Liberty Media Corp., Class A* . . .          162,450           1,877,922
         Reed Elsevier plc . . . . . . . . .           82,430             685,885
         Tribune Co. . . . . . . . . . . . .           13,300             642,390
         Viacom, Inc., Class B*. . . . . . .           39,030           1,704,050
                                                                     ------------
                                                                       11,941,486
                                                                     ------------
         TEXTILES & APPAREL (0.2%)
         Mohawk Industries, Inc.*. . . . . .            6,100             338,733
                                                                     ------------
          TOTAL CONSUMER DISCRETIONARY . . .                           17,378,311
                                                                     ------------
         CONSUMER STAPLES (11.4%)
         BEVERAGES (4.3%)
         Anheuser-Busch Cos., Inc. . . . . .           20,000           1,021,000
         Diageo plc. . . . . . . . . . . . .           22,440             239,578
         Diageo plc (ADR). . . . . . . . . .           71,600           3,133,216
         PepsiCo, Inc. . . . . . . . . . . .           48,320           2,150,240
                                                                     ------------
                                                                        6,544,034
                                                                     ------------
         FOOD PRODUCTS (4.0%)
         Altria Group, Inc.. . . . . . . . .           70,230           3,191,251
         Archer-Daniels-Midland Co.. . . . .           55,510             714,414
         H.J. Heinz Co.. . . . . . . . . . .           10,470             345,301
         Kellogg Co. . . . . . . . . . . . .           32,990           1,133,866
         Loews Corp.- Carolina Group . . . .           23,000             621,000
         Tyson Foods, Inc., Class A. . . . .            9,500             100,890
                                                                     ------------
                                                                        6,106,722
                                                                     ------------
         FOOD RETAIL (0.5%)
         Kroger Co.* . . . . . . . . . . . .           24,830             414,164
         Safeway, Inc.*. . . . . . . . . . .           14,080             288,077
                                                                     ------------
                                                                          702,241
                                                                     ------------
         HOUSEHOLD PRODUCTS (2.0%)
         Colgate-Palmolive Co. . . . . . . .           16,000             927,200
         Kimberly-Clark Corp.. . . . . . . .           13,750             716,925
         Procter & Gamble Co.. . . . . . . .           16,580           1,478,605
                                                                     ------------
                                                                        3,122,730
                                                                     ------------

         PERSONAL PRODUCTS (0.6%)
         Avon Products, Inc. . . . . . . . .           15,990             994,578
                                                                     ------------
          TOTAL CONSUMER STAPLES . . . . . .                           17,470,305
                                                                     ------------
         ENERGY (12.4%)
         INTEGRATED OIL & GAS (10.5%)
         BP plc (ADR). . . . . . . . . . . .           53,510           2,248,490
         ChevronTexaco Corp. . . . . . . . .           14,200           1,025,240
         ConocoPhillips. . . . . . . . . . .           75,919           4,160,361
         EnCana Corp.. . . . . . . . . . . .           40,000           1,534,800
         Exxon Mobil Corp. . . . . . . . . .           65,310           2,345,282
         National Fuel Gas Co. . . . . . . .           11,510             299,836
         Occidental Petroleum Corp.. . . . .          118,500           3,975,675
         Total S.A. (ADR). . . . . . . . . .            5,560             421,448
                                                                     ------------
                                                                       16,011,132
                                                                     ------------
         OIL & GAS DRILLING (0.3%)
         Noble Corp.*. . . . . . . . . . . .           13,170             451,731
                                                                     ------------
         OIL & GAS EQUIPMENT & SERVICES (0.6%)
         Baker Hughes, Inc.. . . . . . . . .            8,900             298,773
         Schlumberger Ltd. . . . . . . . . .           14,270             678,824
                                                                     ------------
                                                                          977,597
                                                                     ------------
         OIL & GAS EXPLORATION & PRODUCTION (1.0%)
         Devon Energy Corp.. . . . . . . . .            6,400             341,760
         Equitable Resources, Inc. . . . . .            3,000             122,220
         Kerr-McGee Corp.. . . . . . . . . .           17,000             761,600
         Noble Energy, Inc.. . . . . . . . .            1,000              37,800
         Unocal Corp.. . . . . . . . . . . .           11,720             336,247
                                                                     ------------
                                                                        1,599,627
                                                                     ------------
          TOTAL ENERGY . . . . . . . . . . .                           19,040,087
                                                                     ------------
         FINANCIALS (25.2%)
         BANKS (8.1%)
         Bank of America Corp. . . . . . . .           59,410           4,695,172
         Bank One Corp.. . . . . . . . . . .           38,770           1,441,468
         FleetBoston Financial Corp. . . . .           34,360           1,020,836
         Mellon Financial Corp.. . . . . . .           38,240           1,061,160
         National City Corp. . . . . . . . .           15,470             506,024
         SouthTrust Corp.. . . . . . . . . .           12,450             338,640
         SunTrust Banks, Inc.. . . . . . . .           17,420           1,033,703
         Wachovia Corp.. . . . . . . . . . .            9,610             384,016
         Washington Mutual, Inc. . . . . . .            4,300             177,590
         Wells Fargo & Co. . . . . . . . . .           32,950           1,660,680
                                                                     ------------
                                                                       12,319,289
                                                                     ------------
         DIVERSIFIED FINANCIALS (10.1%)
         American Express Co.. . . . . . . .            3,080             128,775
         Citigroup, Inc. . . . . . . . . . .          139,250           5,959,900
         Fannie Mae. . . . . . . . . . . . .           44,100           2,974,104
         Goldman Sachs Group, Inc. . . . . .           12,800           1,072,000
         J.P. Morgan Chase & Co. . . . . . .           60,000           2,050,800
         MBNA Corp.. . . . . . . . . . . . .           36,400             758,576
         Merrill Lynch & Co., Inc. . . . . .           31,960           1,491,893
         Morgan Stanley. . . . . . . . . . .           25,000           1,068,750
                                                                     ------------
                                                                       15,504,798
                                                                     ------------
         INSURANCE (7.0%)
         ACE Ltd.. . . . . . . . . . . . . .           30,000           1,028,700
         Allstate Corp.. . . . . . . . . . .           20,760             740,094
         American International Group, Inc..           66,000           3,641,880
         Chubb Corp. . . . . . . . . . . . .            6,660             399,600
         Hartford Financial Services
          Group, Inc.. . . . . . . . . . . .            8,590             432,592
         Metlife, Inc. . . . . . . . . . . .           48,250           1,366,440
         PMI Group, Inc. . . . . . . . . . .            7,800             209,352
         St. Paul Cos., Inc. . . . . . . . .            6,800             248,268

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                    NUMBER OF            VALUE
                                                     SHARES            (NOTE 1)
-----------------------------------------------------------------------------------
         Travelers Property Casualty Corp.,
          Class A. . . . . . . . . . . . . .          166,449        $  2,646,539
                                                                     ------------
                                                                       10,713,465
                                                                     ------------
          TOTAL FINANCIALS . . . . . . . . .                           38,537,552
                                                                     ------------
         HEALTH CARE (9.2%)
         HEALTH CARE EQUIPMENT & SERVICES (2.8%)
         Alcon, Inc. . . . . . . . . . . . .            3,600             164,520
         Cardinal Health, Inc. . . . . . . .            4,500             289,350
         Guidant Corp. . . . . . . . . . . .            3,800             168,682
         HCA, Inc. . . . . . . . . . . . . .           69,850           2,237,994
         Health Management Associates, Inc.,
          Class A. . . . . . . . . . . . . .           15,000             276,750
         Tenet Healthcare Corp.* . . . . . .           18,850             219,603
         WellPoint Health Networks, Inc.*. .           10,700             902,010
                                                                     ------------
                                                                        4,258,909
                                                                     ------------
         PHARMACEUTICALS (6.4%)
         Abbott Laboratories . . . . . . . .           13,590             594,698
         Johnson & Johnson . . . . . . . . .           17,540             906,818
         Novartis AG (Registered). . . . . .           15,700             621,254
         Pfizer, Inc.. . . . . . . . . . . .          127,780           4,363,687
         Schering-Plough Corp. . . . . . . .           39,100             727,260
         Wyeth . . . . . . . . . . . . . . .           58,550           2,666,953
                                                                     ------------
                                                                        9,880,670
                                                                     ------------
          TOTAL HEALTH CARE  . . . . . . . .                           14,139,579
                                                                     ------------
         INDUSTRIALS (8.9%)
         AEROSPACE & DEFENSE (0.6%)
         Goodrich Corp.. . . . . . . . . . .            7,600             159,600
         Northrop Grumman Corp.. . . . . . .            4,670             402,974
         United Technologies Corp. . . . . .            6,000             424,980
                                                                     ------------
                                                                          987,554
                                                                     ------------
         BUILDING PRODUCTS (0.3%)
         American Standard Cos., Inc.* . . .            6,500             480,545
                                                                     ------------
         COMMERCIAL SERVICES & SUPPLIES (2.8%)
         Cendant Corp.*. . . . . . . . . . .          175,450           3,214,244
         First Data Corp.. . . . . . . . . .           27,200           1,127,168
                                                                     ------------
                                                                        4,341,412
                                                                     ------------
         ELECTRICAL EQUIPMENT (0.2%)
         Emerson Electric Co.. . . . . . . .            6,300             321,930
                                                                     ------------
         INDUSTRIAL CONGLOMERATES (1.4%)
         3M Co.. . . . . . . . . . . . . . .              560              72,229
         General Electric Co.. . . . . . . .           47,400           1,359,432
         Tyco International Ltd. . . . . . .           40,050             760,149
                                                                     ------------
                                                                        2,191,810
                                                                     ------------
         MACHINERY (0.8%)
         Caterpillar, Inc. . . . . . . . . .            4,410             245,461
         Deere & Co. . . . . . . . . . . . .           19,620             896,634
                                                                     ------------
                                                                        1,142,095
                                                                     ------------
         RAILROADS (2.8%)
         Burlington Northern Santa Fe Corp..           16,900             480,636
         Union Pacific Corp. . . . . . . . .           64,750           3,756,795
                                                                     ------------
                                                                        4,237,431
                                                                     ------------
          TOTAL INDUSTRIALS  . . . . . . . .                           13,702,777
                                                                     ------------
         INFORMATION TECHNOLOGY (4.9%)
         COMPUTER HARDWARE (1.3%)
         Hewlett-Packard Co. . . . . . . . .           83,050           1,768,965
         International Business
          Machines Corp. . . . . . . . . . .            2,900             239,250
                                                                     ------------
                                                                        2,008,215
                                                                     ------------
         ELECTRONIC EQUIPMENT & INSTRUMENTS (1.2%)
         Intersil Corp., Class A*. . . . . .           10,000             266,100
         Koninklijke (Royal) Philips
          Electronics N.V. (ADR) . . . . . .           73,600           1,406,496
         Waters Corp.* . . . . . . . . . . .            7,800             227,214
                                                                     ------------
                                                                        1,899,810
                                                                     ------------

         IT CONSULTING & SERVICES (0.2%)
         Affiliated Computer Services, Inc.,            7,000             320,110
          Class A* . . . . . . . . . . . . .                         ------------
         NETWORKING EQUIPMENT (0.3%)
         Juniper Networks, Inc.* . . . . . .           39,400             487,378
                                                                     ------------
         SEMICONDUCTOR EQUIPMENT (0.1%)
         Novellus Systems, Inc.* . . . . . .            3,200             117,187
                                                                     ------------
         SEMICONDUCTORS (0.4%)
         Intel Corp. . . . . . . . . . . . .           15,200             315,917
         Texas Instruments, Inc. . . . . . .           14,790             260,304
                                                                     ------------
                                                                          576,221
                                                                     ------------
         SYSTEMS SOFTWARE (1.2%)
         Microsoft Corp. . . . . . . . . . .           55,600           1,423,916
         VERITAS Software Corp.* . . . . . .           12,900             369,843
                                                                     ------------
                                                                        1,793,759
                                                                     ------------
         TELECOMMUNICATIONS EQUIPMENT (0.2%)
         Motorola, Inc.. . . . . . . . . . .           39,000             367,770
                                                                     ------------
          TOTAL INFORMATION TECHNOLOGY . . .                            7,570,450
                                                                     ------------
         MATERIALS (4.8%)
         CHEMICALS (3.5%)
         Air Products & Chemicals, Inc.. . .           60,760           2,527,616
         Dow Chemical Co.. . . . . . . . . .           15,760             487,929
         Du Pont (E.I.) de Nemours & Co. . .           14,200             591,288
         Lyondell Chemical Co. . . . . . . .           14,870             201,191
         PPG Industries, Inc.. . . . . . . .           13,550             687,527
         Praxair, Inc. . . . . . . . . . . .            2,500             150,250
         Syngenta AG . . . . . . . . . . . .           12,940             648,648
                                                                     ------------
                                                                        5,294,449
                                                                     ------------
         CONTAINERS & PACKAGING (0.1%)
         Smurfit-Stone Container Corp.*. . .           16,900             220,207
                                                                     ------------
         METALS & MINING (0.7%)
         Alcan, Inc. . . . . . . . . . . . .              190               5,945
         Alcoa, Inc. . . . . . . . . . . . .           19,970             509,235
         Phelps Dodge Corp.* . . . . . . . .            7,810             299,435
         Rio Tinto plc . . . . . . . . . . .           13,100             246,432
                                                                     ------------
                                                                        1,061,047
                                                                     ------------
         PAPER & FOREST PRODUCTS (0.5%)
         Bowater, Inc. . . . . . . . . . . .            5,730             214,589
         International Paper Co. . . . . . .           15,110             539,880
                                                                     ------------
                                                                          754,469
                                                                     ------------
          TOTAL MATERIALS  . . . . . . . . .                            7,330,172
                                                                     ------------
         TELECOMMUNICATION SERVICES (2.5%)
         DIVERSIFIED TELECOMMUNICATION SERVICES (2.5%)
         AT&T Corp.. . . . . . . . . . . . .           11,126             214,176
         BellSouth Corp. . . . . . . . . . .           44,150           1,175,714
         SBC Communications, Inc.. . . . . .           47,700           1,218,735
         Sprint Corp. (FON Group). . . . . .           52,000             748,800
         Verizon Communications, Inc.. . . .           11,100             437,895
                                                                     ------------
                                                                        3,795,320
                                                                     ------------
         UTILITIES (4.3%)
         ELECTRIC UTILITIES (3.9%)
         Constellation Energy Group, Inc.. .           11,000             377,300
         Entergy Corp. . . . . . . . . . . .           24,100           1,271,998
         FirstEnergy Corp. . . . . . . . . .           40,400           1,553,380
         FPL Group, Inc. . . . . . . . . . .            5,380             359,653
         NSTAR . . . . . . . . . . . . . . .            8,960             408,128
         PPL Corp. . . . . . . . . . . . . .            6,190             266,170
         Public Service Enterprise
          Group, Inc.. . . . . . . . . . . .           35,700           1,508,325
         TXU Corp. . . . . . . . . . . . . .           12,090             271,420
                                                                     ------------
                                                                        6,016,374
                                                                     ------------

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2003 (Unaudited)

                                                    NUMBER OF            VALUE
                                                     SHARES            (NOTE 1)
-----------------------------------------------------------------------------------
         GAS UTILITIES (0.2%)
         KeySpan Corp. . . . . . . . . . . .            5,950        $    210,928
         WGL Holdings, Inc.. . . . . . . . .            4,310             115,077
                                                                     ------------
                                                                          326,005
                                                                     ------------
         MULTI - UTILITIES (0.2%)
         Energy East Corp. . . . . . . . . .           14,620             303,511
                                                                     ------------
          TOTAL UTILITIES  . . . . . . . . .                            6,645,890
                                                                     ------------
         TOTAL COMMON STOCKS (95.0%)
          (Cost $136,386,355). . . . . . . .                          145,610,443
                                                                     ------------

         CONVERTIBLE PREFERRED STOCKS:
         FINANCIALS (0.1%)
         INSURANCE (0.1%)
         Chubb Corp. 7.00% . . . . . . . . .            1,350              35,167
         Travelers Property Casualty Corp.
          4.50%. . . . . . . . . . . . . . .            3,680              88,320
                                                                     ------------
          TOTAL FINANCIALS . . . . . . . . .                              123,487
                                                                     ------------
         INDUSTRIALS (0.0%)
         AEROSPACE & DEFENSE (0.0%)
         Northrop Grumman Corp. 7.25%. . . .              430              43,753
                                                                     ------------
         INFORMATION TECHNOLOGY (0.1%)
         TELECOMMUNICATIONS EQUIPMENT (0.1%)
         Motorola, Inc. 7.00%. . . . . . . .            5,000             163,000
                                                                     ------------
         UTILITIES (0.1%)
         ELECTRIC UTILITIES (0.1%)
         TXU Corp. 8.75% . . . . . . . . . .            2,850              94,335
                                                                     ------------
         TOTAL CONVERTIBLE PREFERRED STOCKS (0.3%)
          (Cost $502,396). . . . . . . . . .                              424,575
                                                                     ------------

         SHORT-TERM DEBT SECURITIES:
         TIME DEPOSIT (5.2%)
         J.P. Morgan Chase Nassau,
          0.58%, 7/1/03
          (Amortized Cost $7,927,904). . . .       $7,927,904           7,927,904
                                                                     ------------
         TOTAL INVESTMENTS (100.5%)
          (Cost/Amortized Cost $144,816,655)                          153,962,922

         OTHER ASSETS LESS LIABILITIES
          (-0.5%). . . . . . . . . . . . . .                             (785,089)
                                                                     ------------
         NET ASSETS (100%) . . . . . . . . .                         $153,177,833
                                                                     ============

---------
* Non-income producing.

  Glossary:
  ADR-- American Depositary Receipt

--------------------------------------------------------------------------------

Investment security transactions for the six months ended June 30, 2003 were as follows:

COST OF PURCHASES:
Stocks and long-term
 corporate debt
 securities . . . . . .                  $119,103,505
NET PROCEEDS OF SALES
 AND REDEMPTIONS:
Stocks and long-term
 corporate debt
 securities . . . . . .                    72,466,366

As of June 30, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross
 unrealized appreciation                 $ 11,158,656
Aggregate gross
 unrealized depreciation                   (2,012,389)
                                         ------------
Net unrealized
 appreciation . . . . .                  $  9,146,267
                                         ============
Federal income tax cost
 of investments . . . .                  $144,816,655
                                         ============


For the six months ended June 30, 2003, the Portfolio incurred approximately $6,328 as brokerage commissions with Bernstein (Sanford C.) & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $2,250,525 which expires in the year 2010.
                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2003 (Unaudited)

                                                   NUMBER OF             VALUE
                                                     SHARES            (NOTE 1)
-----------------------------------------------------------------------------------
         COMMON STOCKS:
         CONSUMER DISCRETIONARY (15.1%)
         APPAREL RETAIL (0.5%)
         Oxford Industries, Inc.. . . . . .             3,200        $    132,864
         Ross Stores, Inc.. . . . . . . . .            17,100             730,854
                                                                     ------------
                                                                          863,718
                                                                     ------------
         AUTO COMPONENTS (0.2%)
         Superior Industries                            9,900             412,830
          International, Inc. . . . . . . .                          ------------
         CASINOS & GAMING (1.1%)
         Argosy Gaming Co.* . . . . . . . .            26,200             547,842
         Station Casinos, Inc.* . . . . . .            54,400           1,373,600
                                                                     ------------
                                                                        1,921,442
                                                                     ------------
         CATALOG RETAIL (1.0%)
         J. Jill Group, Inc.* . . . . . . .            26,300             442,892
         MSC Industrial Direct Co., Class A*           43,800             784,020
         Valuevision International, Inc.,
          Class A*. . . . . . . . . . . . .            43,100             587,453
                                                                     ------------
                                                                        1,814,365
                                                                     ------------
         COMPUTER & ELECTRONICS RETAIL (1.4%)
         CDW Corp.* . . . . . . . . . . . .            24,000           1,099,200
         Harman International Industries, Inc.         17,200           1,361,208
                                                                     ------------
                                                                        2,460,408
                                                                     ------------
         GENERAL MERCHANDISE STORES (1.1%)
         Dollar Tree Stores, Inc.*. . . . .            31,200             989,976
         Family Dollar Stores, Inc. . . . .            14,700             560,805
         Fred's, Inc. . . . . . . . . . . .            10,700             397,826
                                                                     ------------
                                                                        1,948,607
                                                                     ------------
         HOTELS (0.5%)
         Four Seasons Hotels, Inc.. . . . .            19,200             830,592
                                                                     ------------
         HOUSEHOLD DURABLES (0.1%)
         Cost Plus, Inc.* . . . . . . . . .             6,400             228,224
                                                                     ------------
         INTERNET RETAIL (0.2%)
         Regis Corp.. . . . . . . . . . . .             8,500             246,925
                                                                     ------------
         LEISURE FACILITIES (1.1%)
         Entravision Communications Corp.*             42,200             478,970
         International Game Technology* . .             6,200             634,446
         Regal Entertainment Group, Class A            36,300             855,954
                                                                     ------------
                                                                        1,969,370
                                                                     ------------
         LEISURE PRODUCTS (0.2%)
         Marvel Enterprises, Inc.*. . . . .            21,500             410,650
                                                                     ------------
         MEDIA (2.9%)
         Acme Communications, Inc.* . . . .            25,900             196,840
         Cablevision Systems New York Group,
          Class A*. . . . . . . . . . . . .            30,800             639,408
         Cox Radio, Inc., Class A*. . . . .            30,800             711,788
         Entercom Communications Corp.* . .            15,100             740,051
         Lamar Advertising Co.* . . . . . .            15,700             552,797
         Macrovision Corp.* . . . . . . . .            30,500             607,560
         Radio One, Inc., Class D*. . . . .            49,500             879,615
         Sinclair Broadcast Group, Inc.,
          Class A*. . . . . . . . . . . . .            17,600             204,336
         TiVo, Inc.*. . . . . . . . . . . .             1,800              21,924
         Univision Communications, Inc.,
          Class A*. . . . . . . . . . . . .            19,900             604,960
                                                                     ------------
                                                                        5,159,279
                                                                     ------------
         PHOTOGRAPHIC PRODUCTS (0.4%)
         Scansource, Inc.*. . . . . . . . .            23,000             615,250
                                                                     ------------
         RESTAURANTS (0.5%)
         Brinker International, Inc.* . . .            25,350             913,107
                                                                     ------------
         SPECIALTY STORES (3.7%)
         Bed Bath & Beyond, Inc.* . . . . .            28,300           1,098,323
         Charming Shoppes, Inc.*. . . . . .            94,800             471,156

         Guitar Center, Inc.* . . . . . . .             9,900             287,100
         Michaels Stores, Inc.* . . . . . .            32,450           1,235,047
         Petsmart, Inc.*. . . . . . . . . .            26,200             436,754
         Rent-A-Center, Inc.* . . . . . . .            23,200           1,758,792
         Tuesday Morning Corp.* . . . . . .            21,100             554,930
         Williams-Sonoma, Inc.* . . . . . .            22,800             665,760
                                                                     ------------
                                                                        6,507,862
                                                                     ------------
         TEXTILES & APPAREL (0.2%)
         Urban Outfitters, Inc.*. . . . . .            10,900             391,310
                                                                     ------------
          TOTAL CONSUMER DISCRETIONARY  . .                            26,693,939
                                                                     ------------
         CONSUMER STAPLES (0.5%)
         FOOD PRODUCTS (0.5%)
         Bunge Ltd. . . . . . . . . . . . .            31,000             886,600
                                                                     ------------
         ENERGY (6.0%)
         INTEGRATED OIL & GAS (0.3%)
         Stone Energy Corp.*. . . . . . . .            10,300             431,776
                                                                     ------------
         OIL & GAS DRILLING (1.4%)
         Ensco International, Inc.. . . . .            24,600             661,740
         Nabors Industries Ltd.*. . . . . .            21,200             838,460
         Patterson-UTI Energy, Inc.*. . . .            22,400             725,760
         Rowan Cos., Inc.*. . . . . . . . .            12,900             288,960
                                                                     ------------
                                                                        2,514,920
                                                                     ------------
         OIL & GAS EQUIPMENT & SERVICES (1.9%)
         BJ Services Co.* . . . . . . . . .            17,700             661,272
         Cal Dive International, Inc.*. . .            26,200             571,160
         Cooper Cameron Corp.*. . . . . . .            15,400             775,852
         FMC Technologies, Inc.*. . . . . .            19,600             412,580
         Spinnaker Exploration Co.* . . . .            15,700             411,340
         Superior Energy Services, Inc.*. .            29,900             283,452
         Swift Energy Co.*. . . . . . . . .            19,400             213,400
                                                                     ------------
                                                                        3,329,056
                                                                     ------------
         OIL & GAS EXPLORATION & PRODUCTION (1.5%)
         Chesapeake Energy Corp.. . . . . .            31,800             321,180
         Energen Corp.. . . . . . . . . . .             7,000             233,100
         Newfield Exploration Co.*. . . . .            20,000             751,000
         Noble Energy, Inc. . . . . . . . .             7,900             298,620
         Pogo Producing Co. . . . . . . . .            13,400             572,850
         XTO Energy, Inc. . . . . . . . . .            24,400             490,684
                                                                     ------------
                                                                        2,667,434
                                                                     ------------
         OIL & GAS REFINING & MARKETING (0.9%)
         Headwaters, Inc.*. . . . . . . . .            19,000             279,110
         Premcor, Inc.* . . . . . . . . . .            61,400           1,323,170
                                                                     ------------
                                                                        1,602,280
                                                                     ------------
          TOTAL ENERGY  . . . . . . . . . .                            10,545,466
                                                                     ------------
         FINANCIALS (7.5%)
         BANKS (2.1%)
         First State Bancorp. . . . . . . .             7,000             192,570
         Greater Bay Bancorp. . . . . . . .            13,700             279,754
         Investors Financial Services Corp.            23,100             670,131
         New York Community Bancorp, Inc.              43,498           1,265,366
         Southwest Bancorp of Texas, Inc.*.            26,900             874,519
         Umpqua Holdings Corp.. . . . . . .            21,900             415,881
                                                                     ------------
                                                                        3,698,221
                                                                     ------------
         DIVERSIFIED FINANCIALS (3.5%)
         A.G. Edwards, Inc. . . . . . . . .            25,700             878,940
         Affiliated Managers Group, Inc.* .            14,600             889,870
         American Capital Strategies Ltd. .            31,600             788,104
         Bear Stearns Co., Inc. . . . . . .             7,600             550,392
         BlackRock, Inc.* . . . . . . . . .            14,300             644,072
         Countrywide Financial Corp.. . . .            13,600             946,152
         Doral Financial Corp.. . . . . . .            21,400             955,510
         Waddell & Reed Financial, Inc.,
          Class A . . . . . . . . . . . . .            13,500             346,545
                                                                     ------------
                                                                        5,999,585
                                                                     ------------

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                   NUMBER OF             VALUE
                                                     SHARES            (NOTE 1)
-----------------------------------------------------------------------------------
         INSURANCE (1.7%)
         Endurance Specialty Holdings Ltd..            10,900        $    325,365
         IPC Holdings Ltd.. . . . . . . . .             7,400             247,900
         Phoenix Cos., Inc. . . . . . . . .            34,000             307,020
         RenaissanceRe Holdings Ltd.. . . .            33,200           1,511,264
         Stancorp Financial Group, Inc. . .            12,300             642,306
                                                                     ------------
                                                                        3,033,855
                                                                     ------------
         REAL ESTATE (0.2%)
         Jones Lang LaSalle, Inc.*. . . . .            26,900             425,020
                                                                     ------------
          TOTAL FINANCIALS  . . . . . . . .                            13,156,681
                                                                     ------------
         HEALTH CARE (14.9%)
         BIOTECHNOLOGY (2.9%)
         Celgene Corp.* . . . . . . . . . .            37,700           1,146,080
         ICOS Corp.*. . . . . . . . . . . .            14,400             529,200
         Integra LifeSciences
          Holdings Corp.* . . . . . . . . .            30,000             791,400
         InterMune, Inc.* . . . . . . . . .            15,100             243,261
         Martek Biosciences Corp.*. . . . .            19,500             837,330
         Medicines Co.* . . . . . . . . . .            22,500             443,025
         Neurocrine Biosciences, Inc.*. . .             9,400             469,436
         Protein Design Labs, Inc.* . . . .            15,300             213,894
         Telik, Inc.* . . . . . . . . . . .            25,100             403,357
                                                                     ------------
                                                                        5,076,983
                                                                     ------------
         HEALTH CARE EQUIPMENT & SERVICES (8.3%)
         Abgenix, Inc.* . . . . . . . . . .            25,800             270,642
         American Medical Systems
          Holdings, Inc.* . . . . . . . . .            15,800             266,546
         Boston Scientific Corp.* . . . . .             6,000             366,600
         Caremark Rx, Inc.* . . . . . . . .            40,900           1,050,312
         Conceptus, Inc.* . . . . . . . . .            24,300             341,415
         Covance, Inc.* . . . . . . . . . .            13,100             237,110
         Coventry Health Care, Inc.*. . . .            10,000             461,600
         CTI Molecular Imaging, Inc.* . . .            12,800             242,048
         Gen-Probe, Inc.. . . . . . . . . .             9,800             400,526
         Guidant Corp.. . . . . . . . . . .            10,900             483,851
         Henry Schein, Inc.*. . . . . . . .            11,500             601,910
         Inamed Corp.*. . . . . . . . . . .             3,600             193,284
         Mid Atlantic Medical Services,
          Inc.* . . . . . . . . . . . . . .            14,600             763,580
         Omnicare, Inc. . . . . . . . . . .            66,600           2,250,414
         OraSure Technologies, Inc.*. . . .            64,500             481,170
         Patterson Dental Co.*. . . . . . .            25,000           1,134,500
         St. Jude Medical, Inc.*. . . . . .            19,650           1,129,875
         Stericycle, Inc.*. . . . . . . . .            47,100           1,812,408
         Varian Medical Systems, Inc.*. . .            11,800             679,326
         Visx, Inc.*. . . . . . . . . . . .            27,900             484,065
         WellChoice, Inc.*. . . . . . . . .            14,500             424,560
         Wright Medical Group, Inc.*. . . .            26,500             503,500
                                                                     ------------
                                                                       14,579,242
                                                                     ------------
         PHARMACEUTICALS (3.7%)
         Alpharma, Inc., Class A. . . . . .            21,500             464,400
         AtheroGenics, Inc.*. . . . . . . .             1,100              16,423
         Axcan Pharma, Inc.*. . . . . . . .            51,400             645,070
         Barr Laboratories, Inc.* . . . . .            17,200           1,126,600
         Connetics Corp.* . . . . . . . . .             4,300              64,371
         Medicis Pharmaceutical Corp.,
          Class A . . . . . . . . . . . . .             6,700             379,890
         MedImmune, Inc.* . . . . . . . . .            14,900             541,913
         Mylan Laboratories, Inc. . . . . .            21,800             757,986
         Pharmaceutical Product Development,
          Inc.* . . . . . . . . . . . . . .            18,000             517,140
         Pharmaceutical Resources, Inc.*. .            12,400             603,384
         Teva Pharmaceutical
          Industries Ltd. (ADR) . . . . . .            16,100             916,573

         Trimeris, Inc.*. . . . . . . . . .            10,800             493,344
                                                                     ------------
                                                                        6,527,094
                                                                     ------------
          TOTAL HEALTH CARE . . . . . . . .                            26,183,319
                                                                     ------------
         INDUSTRIALS (16.5%)
         AEROSPACE & DEFENSE (1.9%)
         Alliant Techsystems, Inc.* . . . .            27,050           1,404,166
         DRS Technologies, Inc.*. . . . . .             9,700             270,824
         L-3 Communications Holdings, Inc.*            21,800             948,082
         United Defense Industries, Inc.* .            26,400             684,816
                                                                     ------------
                                                                        3,307,888
                                                                     ------------
         AIRLINES (1.5%)
         JetBlue Airways Corp.* . . . . . .            34,600           1,463,234
         Ryanair Holdings plc (ADR)*. . . .            28,400           1,275,160
                                                                     ------------
                                                                        2,738,394
                                                                     ------------
         COMMERCIAL SERVICES & SUPPLIES (7.2%)
         Apollo Group, Inc., Class A* . . .            12,400             765,824
         C.H. Robinson Worldwide, Inc.. . .            16,800             597,408
         Career Education Corp.*. . . . . .             9,200             629,464
         CDI Corp.* . . . . . . . . . . . .            16,200             420,552
         Expeditors International of
          Washington, Inc.. . . . . . . . .            20,800             720,512
         Financial Federal Corp.* . . . . .            14,500             353,800
         Gaiam, Inc.* . . . . . . . . . . .             3,700              22,015
         Global Payments, Inc.. . . . . . .            14,800             525,400
         Heidrick & Struggles, Inc.*. . . .             8,400             106,008
         Iron Mountain, Inc.* . . . . . . .            46,700           1,732,103
         Manpower, Inc. . . . . . . . . . .            60,200           2,232,818
         Maximus, Inc.* . . . . . . . . . .            14,900             411,687
         NCO Group, Inc.* . . . . . . . . .            17,500             313,425
         Pegasus Solutions, Inc.* . . . . .            39,200             637,000
         Philadelphia Suburban Corp.. . . .            16,600             404,708
         Plexus Corp.*. . . . . . . . . . .            15,100             174,103
         PRG-Schultz International, Inc.* .            63,000             371,700
         Resources Connection, Inc.*. . . .            16,100             384,146
         Strayer Education, Inc.. . . . . .            10,600             842,170
         Waste Connections, Inc.* . . . . .            16,600             581,830
         Weight Watchers International, Inc.*          11,400             518,586
                                                                     ------------
                                                                       12,745,259
                                                                     ------------
         CONSTRUCTION & ENGINEERING (0.2%)
         Crane Co.. . . . . . . . . . . . .            14,500             328,135
                                                                     ------------
         ELECTRICAL EQUIPMENT (1.9%)
         Advanced Energy Industries, Inc.*.            31,200             444,600
         C&D Technology, Inc. . . . . . . .            10,500             150,780
         Flir Systems, Inc.*. . . . . . . .            16,400             494,460
         Mettler-Toledo International, Inc.*           10,900             399,485
         Varian Semiconductor Equipment
          Associates, Inc.* . . . . . . . .            65,600           1,952,256
                                                                     ------------
                                                                        3,441,581
                                                                     ------------
         MACHINERY (1.6%)
         Cognex Corp.*. . . . . . . . . . .            12,400             277,140
         Flowserve Corp.* . . . . . . . . .            24,100             474,047
         Idex Corp. . . . . . . . . . . . .            27,000             978,480
         Navistar International Corp.*. . .            20,000             652,600
         Oshkosh Truck Corp.. . . . . . . .             6,800             403,376
                                                                     ------------
                                                                        2,785,643
                                                                     ------------
         TRADING COMPANIES & DISTRIBUTORS (0.3%)
         Fastenal Co. . . . . . . . . . . .            13,600             461,584
                                                                     ------------
         TRUCKING (1.9%)
         Forward Air Corp.* . . . . . . . .            40,900           1,037,633
         Hunt (J.B.) Transport Services,
          Inc.* . . . . . . . . . . . . . .            24,300             917,325
         Knight Transportation, Inc.* . . .            18,000             448,200
         Landstar System, Inc.* . . . . . .            14,400             905,040
                                                                     ------------
                                                                        3,308,198
                                                                     ------------
          TOTAL INDUSTRIALS . . . . . . . .                            29,116,682
                                                                     ------------

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                   NUMBER OF             VALUE
                                                     SHARES            (NOTE 1)
-----------------------------------------------------------------------------------
         INFORMATION TECHNOLOGY (30.9%)
         APPLICATION SOFTWARE (5.6%)
         Agile Software Corp.*. . . . . . .             5,400        $     52,110
         Aspen Technologies, Inc.*. . . . .            86,000             412,800
         Borland Software Corp.*. . . . . .            44,600             435,742
         Documentum, Inc.*. . . . . . . . .            32,700             643,209
         Hyperion Solutions Corp.*. . . . .            27,900             941,904
         Informatica Corp.* . . . . . . . .           102,600             708,966
         Mercury Interactive Corp.* . . . .            37,400           1,444,014
         National Instruments Corp.*. . . .            86,900           3,283,082
         Quest Software, Inc.*. . . . . . .            43,300             515,270
         Symantec Corp.*. . . . . . . . . .            14,300             627,198
         Synopsys, Inc.*. . . . . . . . . .            12,400             766,940
                                                                     ------------
                                                                        9,831,235
                                                                     ------------
         COMPUTER HARDWARE (0.1%)
         Drexler Technology Corp.*. . . . .             7,100             110,050
                                                                     ------------
         COMPUTER STORAGE & PERIPHERALS (1.3%)
         Network Appliance, Inc.* . . . . .            68,900           1,116,869
         SanDisk Corp.* . . . . . . . . . .            28,800           1,162,080
                                                                     ------------
                                                                        2,278,949
                                                                     ------------
         ELECTRONIC EQUIPMENT & INSTRUMENTS (6.8%)
         Amphenol Corp., Class A* . . . . .            15,400             721,028
         Avocent Corp.* . . . . . . . . . .            41,100           1,230,123
         Coherent, Inc.*. . . . . . . . . .            12,500             299,125
         Electro Scientific Industries,
          Inc.* . . . . . . . . . . . . . .            40,200             609,432
         Gentex Corp.*. . . . . . . . . . .            16,300             498,943
         Intersil Corp., Class A* . . . . .            63,930           1,701,177
         Jabil Circuit, Inc.* . . . . . . .            50,550           1,117,155
         KEMET Corp.* . . . . . . . . . . .            18,200             183,820
         MEMC Electronic Materials, Inc.* .            67,800             664,440
         Merix Corp.* . . . . . . . . . . .            34,500             262,890
         Park Electrochemical Corp. . . . .            11,100             221,445
         Pentair, Inc.. . . . . . . . . . .            11,800             460,908
         Semtech Corp.* . . . . . . . . . .            61,000             868,640
         Tektronix, Inc.* . . . . . . . . .            67,400           1,455,840
         Trimble Navigation Ltd.* . . . . .            15,900             364,587
         Varian, Inc.*. . . . . . . . . . .            23,600             818,212
         Wilson Greatbatch
          Technologies, Inc.* . . . . . . .            14,000             505,400
                                                                     ------------
                                                                       11,983,165
                                                                     ------------
         INTERNET SOFTWARE & SERVICES (2.4%)
         Aquantive, Inc.. . . . . . . . . .             6,300              66,150
         Cognizant Technology
          Solutions Corp.*. . . . . . . . .            51,850           1,263,066
         Digital Insight Corp.* . . . . . .            16,800             320,040
         Entrust Technologies, Inc.*. . . .            78,500             230,790
         Expedia, Inc., Class A*. . . . . .             8,100             618,678
         Getty Images, Inc.*. . . . . . . .            24,200             999,460
         Yahoo!, Inc.*. . . . . . . . . . .            23,800             779,688
                                                                     ------------
                                                                        4,277,872
                                                                     ------------
         IT CONSULTING & SERVICES (1.0%)
         Affiliated Computer Services, Inc.,
          Class A*. . . . . . . . . . . . .            16,850             770,551
         BearingPoint, Inc.*. . . . . . . .            31,400             303,010
         Corporate Executive Board Co.* . .            12,600             510,678
         webMethods, Inc.*. . . . . . . . .            27,100             220,323
                                                                     ------------
                                                                        1,804,562
                                                                     ------------
         NETWORKING EQUIPMENT (1.0%)
         Adaptec, Inc.* . . . . . . . . . .            67,500             525,150
         Jeffries Group, Inc. . . . . . . .             8,300             413,257
         NetScreen Technologies, Inc.*. . .            32,200             726,110
                                                                     ------------
                                                                        1,664,517
                                                                     ------------
         OFFICE ELECTRONICS (0.1%)
         Technitrol, Inc.*. . . . . . . . .            14,600             219,730
                                                                     ------------
         SEMICONDUCTOR EQUIPMENT (5.7%)
         ATMI, Inc.*. . . . . . . . . . . .            35,400             883,938

         Cymer, Inc.* . . . . . . . . . . .            43,100           1,360,236
         Exar Corp.*. . . . . . . . . . . .            62,700             992,541
         Formfactor, Inc.*. . . . . . . . .             3,200              56,640
         Integrated Circuit Systems, Inc.*.            76,900           2,416,967
         Integrated Device Technology, Inc.*           43,200             473,688
         Lam Research Corp.*. . . . . . . .            48,500             883,185
         Lattice Semiconductor Corp.* . . .            33,500             275,705
         LTX Corp.* . . . . . . . . . . . .            31,000             267,220
         Marvell Technology Group Ltd.* . .            22,400             769,888
         Micrel, Inc.*. . . . . . . . . . .            56,300             584,957
         Novellus Systems, Inc.*. . . . . .            19,800             725,096
         Xicor, Inc.* . . . . . . . . . . .            45,100             282,777
                                                                     ------------
                                                                        9,972,838
                                                                     ------------
         SEMICONDUCTORS (2.6%)
         Altera Corp.*. . . . . . . . . . .            60,600             993,840
         ARM Holdings plc*. . . . . . . . .            71,700             244,497
         Atmel Corp.* . . . . . . . . . . .            38,600              97,658
         Integrated Silicon Solutions, Inc.*           43,400             301,196
         Maxim Integrated Products, Inc.. .            16,900             577,811
         OmniVision Technologies, Inc.* . .            11,100             346,320
         Pericom Semiconductor Corp.. . . .            22,000             204,600
         PMC-Sierra, Inc.*. . . . . . . . .            26,800             314,364
         QLogic Corp.*. . . . . . . . . . .            21,750           1,051,177
         Xilinx, Inc.*. . . . . . . . . . .            20,500             518,855
                                                                     ------------
                                                                        4,650,318
                                                                     ------------
         SYSTEMS SOFTWARE (2.6%)
         Adobe Systems, Inc.. . . . . . . .            34,000           1,090,380
         Ascential Software Corp. . . . . .            17,750             291,810
         Catapult Communications Corp.* . .            14,200             150,804
         Cognos, Inc.*. . . . . . . . . . .            52,400           1,414,800
         Imation, Corp. . . . . . . . . . .            21,100             798,002
         Jack Henry & Associates, Inc.. . .            21,800             387,822
         Lawson Software, Inc.* . . . . . .            59,200             459,984
         Seachange International, Inc.* . .             2,800              26,712
                                                                     ------------
                                                                        4,620,314
                                                                     ------------
         TELECOMMUNICATIONS EQUIPMENT (1.7%)
         Advanced Fibre
          Communications, Inc.* . . . . . .            46,600             758,182
         Amdocs Ltd.* . . . . . . . . . . .            41,400             993,600
         Anaren Microwave, Inc.*. . . . . .            12,900             120,873
         UTStarcom, Inc.* . . . . . . . . .            31,500           1,120,455
                                                                     ------------
                                                                        2,993,110
                                                                     ------------
          TOTAL INFORMATION TECHNOLOGY  . .                            54,406,660
                                                                     ------------
         MATERIALS (3.2%)
         CHEMICALS (2.5%)
         Cabot Corp.. . . . . . . . . . . .            20,900             599,830
         CUNO, Inc.*. . . . . . . . . . . .             6,900             249,228
         FMC Corp.* . . . . . . . . . . . .            12,100             273,823
         Georgia Gulf Corp. . . . . . . . .            28,700             568,260
         Minerals Technologies, Inc.. . . .            19,200             934,272
         NOVA Chemicals Corp. . . . . . . .            31,500             599,760
         Olin Corp. . . . . . . . . . . . .            12,600             215,460
         Praxair, Inc.. . . . . . . . . . .            14,150             850,415
         Solutia, Inc.. . . . . . . . . . .            28,400              61,912
                                                                     ------------
                                                                        4,352,960
                                                                     ------------
         CONSTRUCTION MATERIALS (0.1%)
         Roper Industries, Inc. . . . . . .             5,900             219,480
                                                                     ------------
         CONTAINERS & PACKAGING (0.4%)
         Pactiv Corp.*. . . . . . . . . . .            37,400             737,154
                                                                     ------------
         METALS & MINING (0.2%)
         Reliance Steel & Aluminum Co.. . .            12,600             260,820
                                                                     ------------
          TOTAL MATERIALS . . . . . . . . .                             5,570,414
                                                                     ------------

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2003 (Unaudited)

                                                   NUMBER OF             VALUE
                                                     SHARES            (NOTE 1)
---------------------------------------------------------------------------------
         TELECOMMUNICATION SERVICES (0.2%)
         WIRELESS TELECOMMUNICATION SERVICES (0.2%)
         NII Holdings, Inc. . . . . . . . .              9,100       $    348,257
                                                                     ------------
         TOTAL COMMON STOCKS (94.8%)
          (Cost $150,550,630) . . . . . . .                           166,908,018
                                                                     -----------

                                                   PRINCIPAL
                                                     AMOUNT
                                                   ----------

         SHORT-TERM DEBT SECURITIES:
         TIME DEPOSIT  (2.7%)
          J.P. Morgan Chase Nassau,
          0.58%, 7/1/03 . . . . . . . . . .         $4,782,000          4,782,000
                                                                     ------------
                                                   PRINCIPAL             VALUE
                                                     AMOUNT            (NOTE 1)
---------------------------------------------------------------------------------
         U.S. GOVERNMENT AGENCY  (3.8%)
          Federal Home Loan                         $6,618,000       $  6,617,825
          (Discount Note), 7/1/03 . . . . .                          ------------
         TOTAL SHORT TERM DEBT SECURITIES
          (6.5%)
          (Amortized Cost $11,399,825). . .                            11,399,825
                                                                     ------------
         TOTAL INVESTMENTS (101.3%)
          (Cost/Amortized Cost $161,950,455)                          178,307,843

         OTHER ASSETS LESS LIABILITIES                                 (2,252,684)
          (-1.3%) . . . . . . . . . . . . .                          ------------
         NET ASSETS (100%)  . . . . . . . .                          $176,055,159
                                                                     ============

---------
* Non-income producing.

  Glossary:
  ADR-- American Depositary Receipt

--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 2003 were as follows:

COST OF PURCHASES:
Stocks and long-term
 corporate debt
 securities . . . . . .                  $182,054,315
NET PROCEEDS OF SALES
 AND REDEMPTIONS:
Stocks and long-term
 corporate debt
 securities . . . . . .                   122,042,429

As of June 30, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross
 unrealized appreciation                 $ 18,159,732
Aggregate gross
 unrealized depreciation                   (1,802,344)
                                         ------------
Net unrealized
 appreciation . . . . .                  $ 16,357,388
                                         ============
Federal income tax cost
 of investments . . . .                  $161,950,455
                                         ============


For the six months ended June 30, 2003, the Portfolio incurred approximately $175 as brokerage commissions with Bernstein (Sanford C.) & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $10,476,225 which expires in the year 2010.

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2003 (Unaudited)

                                                    NUMBER OF            VALUE
                                                     SHARES            (NOTE 1)
-----------------------------------------------------------------------------------
         COMMON STOCKS:
         CONSUMER DISCRETIONARY (16.6%)
         APPAREL RETAIL (1.4%)
         American Eagle Outfitters, Inc.*. .           67,500        $  1,237,950
         AnnTaylor Stores Corp.* . . . . . .            6,000             173,700
         Burlington Coat Factory
          Warehouse Corp.. . . . . . . . . .            6,900             123,510
         Cato Corp., Class A . . . . . . . .            2,200              46,376
         Claire's Stores, Inc. . . . . . . .            1,200              30,432
         Coach, Inc.*. . . . . . . . . . . .              200               9,948
         Columbia Sportswear Co.*. . . . . .            2,400             123,384
         Dress Barn, Inc.* . . . . . . . . .              400               5,068
         Fossil, Inc.* . . . . . . . . . . .           15,400             362,824
         Hampshire Group Ltd.* . . . . . . .              500              14,920
         Oxford Industries, Inc. . . . . . .            2,300              95,496
         Pacific Sunwear of California, Inc.*             900              21,681
         S&K Famous Brands, Inc.*. . . . . .              600               9,000
         Stage Stores, Inc.* . . . . . . . .            4,000              94,000
         Syms Corp.* . . . . . . . . . . . .            3,200              20,576
                                                                     ------------
                                                                        2,368,865
                                                                     ------------
         AUTO COMPONENTS (0.6%)
         Bandag, Inc.. . . . . . . . . . . .              200               7,454
         Federal Screw Works . . . . . . . .              375              13,613
         Michelin, Class B (Registered). . .            9,800             382,632
         R&B, Inc.*. . . . . . . . . . . . .            2,600              27,690
         Snap-On, Inc. . . . . . . . . . . .           19,200             557,376
         Standard Motor Products, Inc. . . .            2,700              29,970
         TBC Corp.*. . . . . . . . . . . . .            3,800              72,390
                                                                     ------------
                                                                        1,091,125
                                                                     ------------
         AUTOMOBILES (0.0%)
         America's Car-Mart, Inc.* . . . . .              400               7,312
         Coachmen Industries, Inc. . . . . .            1,600              19,120
         Thor Industries, Inc. . . . . . . .              200               8,164
                                                                     ------------
                                                                           34,596
                                                                     ------------
         CASINOS & GAMING (0.4%)
         Gtech Holdings Corp.* . . . . . . .            1,100              41,415
         Kerzner International Ltd.* . . . .            2,000              64,420
         Penn National Gaming, Inc.* . . . .           25,300             519,915
                                                                     ------------
                                                                          625,750
                                                                     ------------
         CATALOG RETAIL (0.0%)
         Brookstone, Inc.* . . . . . . . . .              400               8,100
                                                                     ------------
         COMPUTER & ELECTRONICS RETAIL (0.9%)
         Harman International Industries, Inc.         19,800           1,566,972
         PC Connection, Inc.*. . . . . . . .            2,400              16,320
                                                                     ------------
                                                                        1,583,292
                                                                     ------------
         DEPARTMENT STORES (0.7%)
         J.C. Penney Co., Inc. . . . . . . .           69,250           1,166,862
                                                                     ------------
         DISTRIBUTORS (0.1%)
         Aviall, Inc.* . . . . . . . . . . .            3,600              40,932
         Finishmaster, Inc.* . . . . . . . .              500               4,825
         Handleman Co.*. . . . . . . . . . .            7,000             112,000
                                                                     ------------
                                                                          157,757
                                                                     ------------
         GENERAL MERCHANDISE STORES (0.0%)
         Big Lots, Inc.* . . . . . . . . . .              300               4,512
                                                                     ------------
         HOME IMPROVEMENT RETAIL (0.0%)
         Noland Co.* . . . . . . . . . . . .              900              32,049
         QEP Co., Inc.*. . . . . . . . . . .              200               1,930
                                                                     ------------
                                                                           33,979
                                                                     ------------
         HOTELS (0.5%)
         Carnival Corp.. . . . . . . . . . .           26,300             855,013
         Choice Hotels International, Inc.*.              900              24,579
         Marcus Corp.. . . . . . . . . . . .            1,900              28,405
         Rare Hospitality International,
          Inc.*. . . . . . . . . . . . . . .              200               6,536
         Westcoast Hospitality Corp.*. . . .            2,700              13,662
                                                                     ------------
                                                                          928,195
                                                                     ------------
         HOUSEHOLD DURABLES (1.9%)
         Applica, Inc. . . . . . . . . . . .            5,500              46,750
         Black & Decker Corp.. . . . . . . .            6,600             286,770
         Chromcraft Revington, Inc.* . . . .            1,700              21,046
         KB Home . . . . . . . . . . . . . .            5,900             365,682
         Kimball International, Inc., Class B           8,800             137,280
         Knape & Vogt Manufacturing Co.. . .              800               8,280
         La-Z-Boy, Inc.. . . . . . . . . . .           14,200             317,796
         Lancaster Colony Corp.. . . . . . .            3,200             123,712
         Leggett & Platt, Inc. . . . . . . .           10,700             219,350
         National Presto Industries, Inc.,
          Class A. . . . . . . . . . . . . .              300               9,480
         P&F Industries. . . . . . . . . . .              200               1,340
         Pulte Homes, Inc. . . . . . . . . .            6,300             388,458
         Toll Brothers, Inc.*. . . . . . . .           45,600           1,290,936
                                                                     ------------
                                                                        3,216,880
                                                                     ------------
         LEISURE FACILITIES (0.5%)
         Bally Total Fitness Holding Corp.*.           88,300             797,349
         Gaylord Entertainment Co.*. . . . .            3,900              76,323
         ILX Resorts, Inc. . . . . . . . . .              100                 851
         Steiner Leisure Ltd.. . . . . . . .              900              13,140
                                                                     ------------
                                                                          887,663
                                                                     ------------
         LEISURE PRODUCTS (0.8%)
         Brunswick Corp. . . . . . . . . . .           17,600             440,352
         Callaway Golf Co. . . . . . . . . .           22,700             300,094
         Enesco Group, Inc.* . . . . . . . .            3,300              24,420
         Escalade, Inc.* . . . . . . . . . .              700              11,347
         Hasbro, Inc.. . . . . . . . . . . .            3,200              55,968
         K2, Inc.* . . . . . . . . . . . . .            5,100              62,475
         Mattel, Inc.. . . . . . . . . . . .           29,500             558,140
         ResortQuest International, Inc.*. .              700               3,087
         Security Capital Corp., Class A*. .            1,200              10,980
                                                                     ------------
                                                                        1,466,863
                                                                     ------------
         MEDIA (3.0%)
         Belo Corp., Class A . . . . . . . .           14,100             315,276
         Blockbuster, Inc., Class A. . . . .           41,200             694,220
         Grey Global Group, Inc. . . . . . .              100              77,251
         Hearst-Argyle Television, Inc.* . .            6,900             178,710
         Interactive Data Corp.* . . . . . .              700              11,830
         Interpublic Group of Cos., Inc. . .           87,200           1,166,736
         Lin TV Corp., Class A*. . . . . . .            4,900             115,395
         Media General, Inc., Class A. . . .            4,700             268,840
         Meredith Corp.. . . . . . . . . . .           11,150             490,600
         Metro-Goldwyn-Mayer, Inc.*. . . . .           71,350             886,167
         Movie Gallery, Inc.*. . . . . . . .            3,100              57,195
         Playboy Enterprises, Inc., Class A*              100               1,200
         Radio One, Inc., Class A* . . . . .            5,000              89,300
         UnitedGlobalCom, Inc., Class A* . .          166,600             861,322
                                                                     ------------
                                                                        5,214,042
                                                                     ------------
         RESTAURANTS (0.8%)
         Ark Restaurants Corp.*. . . . . . .              400               3,080
         Bob Evans Farms, Inc. . . . . . . .              800              22,104
         CBRL Group, Inc.. . . . . . . . . .            7,600             295,336
         CEC Entertainment, Inc.*. . . . . .           18,200             672,126
         Frisch's Restaurants, Inc.. . . . .              800              14,400
         Garden Fresh Restaurant Corp.*. . .              700               6,300
         Landry's Restaurants, Inc.. . . . .            5,800             136,880
         Lone Star Steakhouse & Saloon, Inc.            6,200             134,974
         Outback Steakhouse, Inc.. . . . . .              200               7,800
         Rubio's Restaurants, Inc.*. . . . .            2,600              13,156
                                                                     ------------
                                                                        1,306,156
                                                                     ------------
         SPECIALTY STORES (3.2%)
         Barnes & Noble, Inc.* . . . . . . .           12,300             283,515
         Borders Group, Inc.*. . . . . . . .            2,700              47,547
         Central Garden & Pet Co.* . . . . .            2,200              52,470
         Department 56, Inc.*. . . . . . . .            2,900              44,457
         Foot Locker, Inc. . . . . . . . . .           81,600           1,081,200

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                    NUMBER OF            VALUE
                                                     SHARES            (NOTE 1)
-----------------------------------------------------------------------------------
         Friedman's, Inc., Class A . . . . .            5,300        $     60,261
         Galyans Trading Co., Inc.*. . . . .            3,000              43,020
         Jakks Pacific, Inc.*. . . . . . . .              301               4,000
         Jo-Ann Stores, Inc., Class A* . . .              200               5,060
         Linens 'N Things, Inc.* . . . . . .            8,100             191,241
         Movado Group, Inc.. . . . . . . . .              100               2,175
         Nelson (Thomas), Inc.*. . . . . . .              300               3,750
         Rent-A-Center, Inc.*. . . . . . . .           14,475           1,097,350
         Sola International, Inc.* . . . . .            8,000             139,200
         Talbots, Inc. . . . . . . . . . . .           34,100           1,004,245
         Toro Co.. . . . . . . . . . . . . .            5,400             214,650
         Toys-R-Us, Inc.*. . . . . . . . . .           12,200             147,864
         Trans World Entertainment Corp.*. .              200               1,024
         Yankee Candle Co., Inc.*. . . . . .           28,400             659,448
         Zale Corp.* . . . . . . . . . . . .           10,500             420,000
                                                                     ------------
                                                                        5,502,477
                                                                     ------------
         TEXTILES & APPAREL (1.8%)
         Brown Shoe Co., Inc.. . . . . . . .            2,400              71,520
         Deckers Outdoor Corp.*. . . . . . .            1,000               6,490
         Decorator Industries, Inc.. . . . .              900               4,509
         Delta Apparel, Inc. . . . . . . . .              800              13,000
         FAB Industries, Inc.. . . . . . . .              400               3,680
         G-III Apparel Group, Ltd.*. . . . .            2,000              14,980
         Haggar Corp.. . . . . . . . . . . .              200               2,500
         Jones Apparel Group, Inc.*. . . . .           70,920           2,075,119
         Jos A Bank Clothiers, Inc.* . . . .              400              13,372
         Lakeland Industries, Inc.*. . . . .              220               2,264
         Nautica Enterprises, Inc.*. . . . .            7,800             100,074
         Phillips-Van Heusen Corp. . . . . .            5,800              79,054
         Quaker Fabric Corp. . . . . . . . .              900               5,940
         Quicksilver, Inc.*. . . . . . . . .            2,200              36,278
         Russell Corp. . . . . . . . . . . .            5,100              96,900
         Saucony, Inc., Class A* . . . . . .            1,000              12,160
         Stride Rite Corp. . . . . . . . . .            8,700              86,652
         Superior Uniform Group, Inc.. . . .              700               7,819
         Tandy Brands Accessories, Inc.* . .            1,900              22,800
         V.F. Corp.. . . . . . . . . . . . .           11,200             380,464
         Wellman, Inc. . . . . . . . . . . .            5,400              60,480
                                                                     ------------
                                                                        3,096,055
                                                                     ------------
          TOTAL CONSUMER DISCRETIONARY . . .                           28,693,169
                                                                     ------------
         CONSUMER STAPLES (4.2%)
         BEVERAGES (0.6%)
         Constellation Brands, Inc.* . . . .           34,900           1,095,860
         National Beverage Corp.*. . . . . .              900              12,510
         Todhunter International, Inc.*. . .              200               2,026
                                                                     ------------
                                                                        1,110,396
                                                                     ------------
         DRUG RETAIL (0.0%)
         Longs Drug Stores Corp. . . . . . .            2,800              46,480
                                                                     ------------
         FOOD DISTRIBUTORS (0.0%)
         United Natural Foods, Inc.* . . . .              300               8,442
                                                                     ------------
         FOOD PRODUCTS (2.6%)
         Bunge Ltd.. . . . . . . . . . . . .           52,900           1,512,940
         Corn Products International, Inc. .            1,400              42,042
         Dean Foods Co.* . . . . . . . . . .           26,550             836,325
         Flowers Foods, Inc. . . . . . . . .            4,050              80,028
         Hain Celestial Group, Inc.* . . . .           56,800             908,232
         J & J Snack Foods Corp.*. . . . . .              700              22,141
         Jarden Corp.* . . . . . . . . . . .            3,300              91,311
         NBTY, Inc.* . . . . . . . . . . . .              300               6,318
         Ralcorp Holdings, Inc.* . . . . . .            2,900              72,384
         Sensient Technologies Corp. . . . .           34,900             802,351
         Standard Commercial Corp. . . . . .            3,100              52,700
         Standex International Corp. . . . .            2,900              60,900
         Sylvan, Inc.. . . . . . . . . . . .            1,700              18,037
                                                                     ------------
                                                                        4,505,709
                                                                     ------------
         FOOD RETAIL (0.4%)
         Fresh Brands, Inc.. . . . . . . . .              500               6,950
         Fresh Del Monte Produce, Inc. . . .           16,000             411,040
         Ruddick Corp. . . . . . . . . . . .           10,300             161,916
         Smart & Final, Inc.*. . . . . . . .              200                 926
         Village Super Market, Class A*. . .              200               5,036
         Weis Markets, Inc.. . . . . . . . .            3,600             111,672
                                                                     ------------
                                                                          697,540
                                                                     ------------
         HOUSEHOLD PRODUCTS (0.1%)
         Dial Corp. (The). . . . . . . . . .            4,900              95,305
         Flexsteel Industries, Inc.. . . . .            1,400              23,086
         Lifetime Hoan Corp. . . . . . . . .            3,100              23,622
                                                                     ------------
                                                                          142,013
                                                                     ------------
         PERSONAL PRODUCTS (0.5%)
         CSS Industries, Inc.* . . . . . . .              200               7,710
         Del Laboratories, Inc.* . . . . . .            1,300              30,550
         Estee Lauder Cos., Inc., Class A. .           20,350             682,336
         Helen of Troy Ltd.* . . . . . . . .            4,800              72,768
         Inter Parfums, Inc. . . . . . . . .            1,000               7,400
         Nature's Sunshine Products, Inc.. .            3,100              24,831
         Russ Berrie & Co., Inc. . . . . . .              300              10,953
                                                                     ------------
                                                                          836,548
                                                                     ------------
          TOTAL CONSUMER STAPLES . . . . . .                            7,347,128
                                                                     ------------
         ENERGY (4.9%)
         INTEGRATED OIL & GAS (0.6%)
         National Fuel Gas Co. . . . . . . .           25,600             666,880
         Oneok, Inc. . . . . . . . . . . . .            7,400             145,262
         Petro-Canada. . . . . . . . . . . .            7,200             287,640
                                                                     ------------
                                                                        1,099,782
                                                                     ------------
         OIL & GAS DRILLING (0.9%)
         Ensco International, Inc. . . . . .           20,150             542,035
         Hydril Co.* . . . . . . . . . . . .              300               8,175
         Oil States International, Inc.* . .            4,400              53,240
         Pride International, Inc.*. . . . .           50,800             956,056
                                                                     ------------
                                                                        1,559,506
                                                                     ------------
         OIL & GAS EQUIPMENT & SERVICES (1.0%)
         Cal Dive International, Inc.* . . .           40,700             887,260
         Cooper Cameron Corp.* . . . . . . .            9,000             453,420
         Dawson Geophysical Co.. . . . . . .            1,800              14,582
         FMC Technologies, Inc.* . . . . . .            9,900             208,395
         Lufkin Industries, Inc. . . . . . .              300               7,305
         Matrix Service Co.* . . . . . . . .            1,800              30,924
         NATCO Group, Inc., Class A* . . . .            1,100               7,513
         Offshore Logistics, Inc.* . . . . .            2,000              43,500
         Torch Offshore, Inc.* . . . . . . .            4,000              27,160
                                                                     ------------
                                                                        1,680,059
                                                                     ------------
         OIL & GAS EXPLORATION & PRODUCTION (2.0%)
         Carrizo Oil & Gas, Inc. . . . . . .              172               1,049
         Chesapeake Energy Corp. . . . . . .            1,200              12,120
         Clayton Williams Energy, Inc.*. . .            3,000              55,380
         Devon Energy Corp.. . . . . . . . .           11,450             611,430
         Energy Partners Ltd.* . . . . . . .            9,100             105,105
         EOG Resources, Inc. . . . . . . . .           15,900             665,256
         Evergreen Resources, Inc.*. . . . .              400              21,724
         KCS Energy, Inc.. . . . . . . . . .            7,800              42,042
         Pioneer Natural Resources Co.*. . .            4,700             122,670
         Pogo Producing Co.. . . . . . . . .            3,500             149,625
         Resource America, Inc., Class A . .            1,900              19,665
         Unocal Corp.. . . . . . . . . . . .           12,000             344,280
         Vintage Petroleum, Inc. . . . . . .           19,300             217,704
         XTO Energy, Inc.. . . . . . . . . .           52,500           1,055,775
                                                                     ------------
                                                                        3,423,825
                                                                     ------------
         OIL & GAS REFINING & MARKETING (0.4%)
         Adams Resources & Energy, Inc.. . .              300               2,694
         Giant Industries, Inc.* . . . . . .            2,500              14,900

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                    NUMBER OF            VALUE
                                                     SHARES            (NOTE 1)
-----------------------------------------------------------------------------------
         Sunoco, Inc.. . . . . . . . . . . .           18,700        $    705,738
                                                                     ------------
                                                                          723,332
                                                                     ------------
          TOTAL ENERGY . . . . . . . . . . .                            8,486,504
                                                                     ------------
         FINANCIALS (20.0%)
         BANKS (7.9%)
         1st Source Corp.. . . . . . . . . .              500               9,280
         ABC Bancorp . . . . . . . . . . . .            1,100              15,763
         Alliance Financial Corp.. . . . . .              300               8,100
         Ameriana Bancorp. . . . . . . . . .            1,100              15,433
         Auburn National Bancorp, Inc. . . .              400               6,144
         Bancorp Rhode Island, Inc.. . . . .              800              17,336
         BancorpSouth, Inc.. . . . . . . . .            2,000              41,700
         Banknorth Group, Inc. . . . . . . .           52,300           1,334,696
         Bankunited Financial Corp.* . . . .            1,300              26,195
         Bedford Bancshares, Inc.. . . . . .              300               7,050
         Berkshire Bancorp, Inc. . . . . . .              300               8,520
         Berkshire Hills Bancorp, Inc. . . .              300              10,635
         BSB Bancorp, Inc. . . . . . . . . .            3,200              79,424
         Business Bancorp. . . . . . . . . .            1,155              25,976
         California First National Bancorp .            1,400              13,286
         California Independent Bancorp. . .              525              15,225
         Capital City Bank Group, Inc. . . .            1,125              40,725
         Capitol Bancorp Ltd.. . . . . . . .                1                  22
         Cardinal Financial Corp.* . . . . .            2,600              17,550
         Carrollton Bancorp. . . . . . . . .              315               5,323
         Carver Bancorp, Inc.. . . . . . . .              300               4,935
         Cascade Financial Corp.*. . . . . .              300               4,545
         CCF Holding Co. . . . . . . . . . .              450               9,972
         Center Bancorp, Inc.. . . . . . . .            2,000              30,240
         Central Federal Corp.*. . . . . . .              597               7,403
         Central Pacific Financial Corp. . .            2,600              72,020
         CFS Bancorp, Inc. . . . . . . . . .            1,600              22,560
         Chemical Financial Corp.. . . . . .            1,995              59,451
         Colonial Bancgroup, Inc.. . . . . .           28,600             396,682
         Colony Bankcorp, Inc. . . . . . . .              600              12,000
         Commerce Bancorp, Inc.. . . . . . .              300              10,440
         Commerce Bancshares, Inc. . . . . .            2,700             105,165
         Commercial Federal Corp.. . . . . .           10,000             212,000
         Community Bank Shares of
          Indiana, Inc.. . . . . . . . . . .              800              13,600
         Community Bank System, Inc. . . . .            1,500              57,000
         Community Financial Corp. . . . . .              400               6,100
         Community West Bancshares . . . . .            1,000               6,130
         Cowlitz Bancorp*. . . . . . . . . .              700               5,705
         Desert Community Bank . . . . . . .              220               4,175
         ECB Bancorp, Inc. . . . . . . . . .              300               6,750
         ESB Financial Corp. . . . . . . . .            1,728              23,328
         Falmouth Bancorp, Inc.. . . . . . .              200               5,100
         FFW Corp. . . . . . . . . . . . . .              300               5,748
         First Bancshares, Inc./Mo.. . . . .              300               5,160
         First BancTrust Corp. . . . . . . .              100               2,165
         First Citizens BankShares, Inc.,
          Class A. . . . . . . . . . . . . .            2,400             242,016
         First Defiance Financial Corp.. . .              400               7,936
         First Federal Bancorp, Inc. . . . .            1,100              19,250
         First Federal Bancorp, Inc./Ohio. .              700               5,215
         First Keystone Financial, Inc.. . .              400               9,020
         First M & F Corp. . . . . . . . . .            1,300              42,536
         First Merchants Corp. . . . . . . .              315               7,658
         First SecurityFed Financial, Inc. .              700              17,437
         First West Virginia Bancorp, Inc. .              200               4,000
         FirstFed America Bancorp, Inc.. . .            1,200              41,400
         FirstFed Bancorp, Inc.. . . . . . .              200               1,456
         FirstFed Financial Corp.* . . . . .              300              10,587
         FirstMerit Corp.. . . . . . . . . .           17,400             397,764
         Flagstar Bancorp, Inc.. . . . . . .            1,500              36,675
         Florida Banks, Inc.*. . . . . . . .              500               5,820
         FMS Financial Corp. . . . . . . . .              800              13,120
         FNB Financial Services Corp.. . . .            1,300              25,896
         Foothill Independent Bancorp. . . .              654              12,112
         FSF Financial Corp. . . . . . . . .              200               6,000
         Glen Burnie Bancorp . . . . . . . .              300               6,441
         Great Pee Dee Bancorp, Inc. . . . .              200               3,000
         Greater Atlantic Financial Corp.. .            1,000               7,100
         GS Financial Corp.. . . . . . . . .              500               9,275
         Guaranty Financial Corp.. . . . . .              500               7,135
         Habersham Bancorp . . . . . . . . .              700              14,700
         Hancock Holding Co. . . . . . . . .              450              21,177
         Harrodsburg First Financial
          Bancorp, Inc.. . . . . . . . . . .              200               3,250
         Hawthorne Financial Corp.*. . . . .            1,600              55,456
         Hemlock Federal Financial Corp. . .              300               8,145
         HF Financial Corp.. . . . . . . . .              600              10,680
         Hibernia Corp., Class A . . . . . .           25,500             463,080
         Humboldt Bancorp. . . . . . . . . .            3,322              49,697
         Independence Community
          Bank Corp. . . . . . . . . . . . .           14,600             412,012
         Integra Bank Corp.. . . . . . . . .            1,016              17,485
         International Bancshares Corp.. . .            8,775             312,039
         Intervest Bancshares Corp.* . . . .              900              10,980
         Itla Capital Corp.* . . . . . . . .              800              32,344
         Jacksonville Bancorp, Inc./Tex. . .              200               5,690
         Klamath First Bancorp, Inc. . . . .            1,500              25,230
         Lakeland Financial Corp.. . . . . .              700              21,266
         Local Financial Corp.*. . . . . . .            1,500              21,660
         Long Island Financial Corp. . . . .              300               8,808
         LSB Financial Corp. . . . . . . . .              200               4,992
         Mellon Financial Corp.. . . . . . .           54,850           1,522,087
         Metrocorp Bancshares, Inc.. . . . .            1,200              14,520
         MFB Corp.*. . . . . . . . . . . . .              100               2,525
         Mystic Financial, Inc.. . . . . . .              500              11,000
         National Bankshares, Inc. . . . . .              100               3,931
         National Mercantile Bancorp . . . .              300               2,124
         New Hampshire Thrift
          Bancshares, Inc. . . . . . . . . .              100               2,474
         North Bancshares, Inc.. . . . . . .              300               4,695
         North Fork Bancorp, Inc.. . . . . .           30,500           1,038,830
         North Valley Bancorp. . . . . . . .              300               4,500
         Northeast Indiana Bancorp, Inc.*. .              100               1,850
         Northrim Bancorp, Inc.. . . . . . .            1,700              30,821
         Northway Financial, Inc.. . . . . .              300               8,715
         Old Republic International Corp.. .            2,700              92,529
         Pacific Mercantile Bancorp. . . . .              100                 902
         Park Bancorp, Inc.. . . . . . . . .              100               2,600
         Patriot Bank Corp.. . . . . . . . .            1,210              21,768
         Pennfed Financial Services, Inc.. .              100               2,775
         Peoples Banctrust Co., Inc. . . . .              500               7,500
         Peoples Community Bancorp*. . . . .              300               7,272
         PFF Bancorp, Inc. . . . . . . . . .            3,700             143,005
         Pittsburgh Financial Corp.. . . . .              500               7,795
         Pocahontas Bancorp, Inc.. . . . . .            1,100              13,761
         Princeton National Bancorp, Inc.. .              800              20,160
         Progress Financial Corp.. . . . . .              630               8,612
         Provident Financial Group, Inc. . .           10,200             261,426
         Provident Financial Holdings, Inc..              450              13,203
         R & G Financial Corp., Class B. . .            3,800             112,860
         Republic Bancorp, Inc.. . . . . . .            1,200              16,104
         Riggs National Corp.. . . . . . . .            4,700              71,534
         Salisbury Bancorp, Inc. . . . . . .              200               5,900
         Seacoast Financial Services Corp. .            1,048              20,750
         Security Bank Corp.*. . . . . . . .              400              13,924
         Sierra Bancorp. . . . . . . . . . .              400               5,620
         Silicon Valley Bancshares*. . . . .           26,300             626,203
         South Street Financial Corp.. . . .              300               2,880

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                    NUMBER OF            VALUE
                                                     SHARES            (NOTE 1)
-----------------------------------------------------------------------------------
         Southside Bancshares, Inc.. . . . .            1,190        $     21,349
         St. Francis Capital Corp. . . . . .            2,400              69,768
         Staten Island Bancorp, Inc. . . . .           12,200             237,656
         Sterling Financial Corp.* . . . . .            3,600              87,696
         Sun Bancorp, Inc./NJ* . . . . . . .              661              13,154
         Superior Financial Corp.. . . . . .            1,100              26,400
         TF Financial Corp.. . . . . . . . .              800              24,000
         Thistle Group Holdings Co.. . . . .            1,000              15,850
         Timberland Bancorp, Inc.. . . . . .            1,200              27,132
         Union Community Bancorp . . . . . .              500               8,750
         Union Financial Bancshares, Inc.. .              300               5,025
         UnionBanCal Corp. . . . . . . . . .           24,500           1,013,565
         UnionBancorp, Inc.. . . . . . . . .              370               7,400
         United Bankshares, Inc./Ohio. . . .              800              11,720
         United Financial Corp.. . . . . . .              210               5,594
         Unity Bancorp, Inc.*. . . . . . . .            1,655              16,815
         Valley National Bancorp . . . . . .           17,391             458,253
         Wainwright Bank & Trust Co. . . . .            1,100              11,110
         Washington Banking Co.. . . . . . .              550               8,387
         Washington Federal, Inc.. . . . . .           26,800             619,884
         Waypoint Financial Corp.. . . . . .            5,200              93,808
         Webster Financial Corp. . . . . . .            5,700             215,460
         Wells Financial Corp. . . . . . . .              200               5,086
         Western Ohio Financial Corp.. . . .              300               7,335
         Winton Financial Corp.. . . . . . .              600               7,440
         Woronoco Bancorp, Inc.. . . . . . .              400              11,512
         Yardville National Bancorp. . . . .            1,700              33,150
         Zions Bancorp . . . . . . . . . . .           22,700           1,148,847
                                                                     ------------
                                                                       13,563,598
                                                                     ------------
         DIVERSIFIED FINANCIALS (3.6%)
         Advanta Corp., Class A. . . . . . .            2,900              28,536
         AMBAC Financial Group, Inc. . . . .           25,300           1,676,125
         Asta Funding, Inc.* . . . . . . . .              500              12,000
         Bank of Hawaii Corp.. . . . . . . .           15,800             523,770
         Capital Bank Corp.. . . . . . . . .              700              10,444
         Capital Crossing Bank*. . . . . . .              500              12,040
         CIT Group, Inc. . . . . . . . . . .           40,700           1,003,255
         CompuCredit Corp.*. . . . . . . . .            5,500              66,825
         Countrywide Financial Corp. . . . .           14,100             980,937
         Crescent Banking Co.. . . . . . . .              800              20,946
         Dominion Resources Black
          Warrior Trust. . . . . . . . . . .            1,300              34,320
         Doral Financial Corp. . . . . . . .           13,800             616,170
         EverTrust Financial Group, Inc. . .            1,100              25,289
         Exchange National Bancshares, Inc..              600              33,408
         First American Corp.. . . . . . . .            4,300             113,305
         First Bancorp of Indiana, Inc.. . .              300               5,406
         First of Long Island Corp.. . . . .              600              23,941
         Fog Cutter Capital Group , Inc. . .              100                 530
         Gateway Financial Holdings, Inc.* .              900               9,225
         Guaranty Bancshares, Inc. . . . . .              400               6,636
         HMN Financial, Inc. . . . . . . . .              300               5,820
         Horizon Bancorp, Inc. . . . . . . .              400              12,200
         HPSC, Inc.* . . . . . . . . . . . .            1,100              10,703
         Hudson River Bancorp. . . . . . . .            1,300              36,296
         Irwin Financial Corp. . . . . . . .            3,800              98,420
         Legg Mason, Inc.. . . . . . . . . .            5,600             363,720
         Maxcor Financial Group* . . . . . .              500               5,050
         Midwest Banc Holdings, Inc. . . . .                1                  15
         Municipal Mortgage & Equity LLC . .            1,900              48,222
         New Century Financial Corp. . . . .            3,700             161,505
         Northeast Pennsylvania
          Financial Corp.. . . . . . . . . .            1,300              20,696
         Oregon Trail Financial Corp.. . . .              600              14,982
         Oriental Financial Group, Inc.. . .              900              23,121
         PSB Bancorp, Inc.*. . . . . . . . .            1,299               9,872
         Saxon Capital, Inc.*. . . . . . . .              500               8,690
         Stifel Financial Corp.* . . . . . .              400               4,824
         Team Financial, Inc.. . . . . . . .              800               8,480
         UMB Financial Corp. . . . . . . . .            2,200              93,280
         United PanAm Financial Corp.* . . .            1,900              23,256
         Westcorp. . . . . . . . . . . . . .              300               8,400
         WFS Financial, Inc.*. . . . . . . .            1,700              56,967
         WSFS Financial Corp.. . . . . . . .            1,800              69,120
                                                                     ------------
                                                                        6,286,747
                                                                     ------------
         INSURANCE (4.8%)
         ACE Ltd.. . . . . . . . . . . . . .           29,500           1,011,555
         American Financial Group, Inc.. . .           12,200             278,160
         American National Insurance Co. . .            1,700             146,868
         American Safety Insurance
          Group Ltd. . . . . . . . . . . . .            1,200              10,776
         Bancinsurance Corp.*. . . . . . . .            1,600               9,456
         CNA Financial Corp.*. . . . . . . .            5,400             132,840
         Commerce Group, Inc.. . . . . . . .            2,500              90,500
         Cotton States Life Insurance Co.. .              100               1,008
         Crawford & Co., Class B . . . . . .              200                 982
         Delphi Financial Group, Inc., Class A          4,600             215,280
         Donegal Group, Inc., Class B. . . .            1,900              23,826
         FBL Financial Group, Inc., Class A.            2,700              54,405
         FPIC Insurance Group, Inc.* . . . .            3,000              41,610
         Horace Mann Educators Corp. . . . .              600               9,678
         IPC Holdings Ltd. . . . . . . . . .            8,400             281,400
         Kansas City Life Insurance Co.. . .              500              21,420
         Max Re Capital Ltd. . . . . . . . .           14,100             211,077
         Midland Co. . . . . . . . . . . . .            2,555              56,747
         National Western Life
          Insurance Co., Class A*. . . . . .              300              33,129
         Nymagic, Inc. . . . . . . . . . . .              500              10,130
         Odyssey Reinsurance
          Holdings Corp. . . . . . . . . . .            5,600             118,160
         Ohio Casualty Corp.*. . . . . . . .           18,000             237,240
         Phoenix Cos., Inc.. . . . . . . . .            3,400              30,702
         Pico Holdings, Inc.*. . . . . . . .              217               2,821
         Protective Life Corp. . . . . . . .            2,800              74,900
         PXRE Group Ltd. . . . . . . . . . .            2,500              49,500
         Radian Group, Inc.. . . . . . . . .           17,900             656,035
         Reinsurance Group of America, Inc..           46,900           1,505,490
         RenaissanceRe Holdings Ltd. . . . .           20,800             946,816
         RLI Corp. . . . . . . . . . . . . .              600              19,740
         Scpie Holdings, Inc.. . . . . . . .            2,800              21,504
         Selective Insurance Group, Inc. . .            3,400              85,170
         St. Paul Cos., Inc. . . . . . . . .           31,400           1,146,414
         Stewart Information Services Corp.*            4,800             133,680
         UICI* . . . . . . . . . . . . . . .            6,000              90,420
         W.R. Berkley Corp.. . . . . . . . .            8,500             447,950
         Wesco Financial Corp. . . . . . . .              300              93,600
                                                                     ------------
                                                                        8,300,989
                                                                     ------------
         REAL ESTATE (3.7%)
         Acadia Realty Trust (REIT). . . . .              200               1,830
         American Residential Investment
          Trust (REIT)*. . . . . . . . . . .            1,800              16,488
         AMLI Residential Properties
          Trust (REIT) . . . . . . . . . . .            2,500              58,875
         Avatar Holdings, Inc.*. . . . . . .              200               6,040
         Bedford Property
          Investors, Inc. (REIT) . . . . . .            3,900             110,760
         Boykin Lodging Co., Inc. (REIT) . .            5,000              39,000
         Brandywine Realty Trust (REIT). . .            8,300             204,346
         CBL & Associates
          Properties, Inc. (REIT). . . . . .            8,200             352,600
         Colonial Properties Trust (REIT). .            1,700              59,823
         Corporate Office Properties (REIT).            3,600              60,948
         Entertainment Properties
          Trust (REIT) . . . . . . . . . . .            3,700             106,375

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                    NUMBER OF            VALUE
                                                     SHARES            (NOTE 1)
-----------------------------------------------------------------------------------
         Glenborough Realty
          Trust, Inc. (REIT) . . . . . . . .            5,500       $     105,325
         Hanover Capital Mortgage
          Holdings, Inc. . . . . . . . . . .              400               5,104
         Healthcare Realty Trust, Inc. (REIT)             200               5,830
         Hersha Hospitality Trust (REIT) . .              800               6,344
         Highwoods Properties, Inc. (REIT) .            1,100              24,530
         Home Properties of
          New York, Inc. (REIT). . . . . . .            3,200             112,768
         Hospitality Properties Trust (REIT)           17,700             553,125
         HRPT Properties Trust (REIT). . . .           45,700             420,440
         Insignia Financial Group, Inc.,
          Class A* . . . . . . . . . . . . .              500               5,555
         iStar Financial, Inc. (REIT). . . .           16,000             584,000
         Jones Lang LaSalle, Inc.* . . . . .            4,100              64,780
         Keystone Property Trust (REIT). . .            6,400             118,464
         Koger Equity, Inc. (REIT) . . . . .            4,300              74,089
         Liberty Homes, Inc. . . . . . . . .              100                 481
         LNR Property Corp.. . . . . . . . .            5,900             220,660
         Macerich Co. (REIT) . . . . . . . .           13,000             456,690
         Mack-Cali Realty Corp. (REIT) . . .            8,700             316,506
         Mid America Apartment Communities,
          Inc. (REIT). . . . . . . . . . . .            3,100              83,731
         Middleton Doll Co.. . . . . . . . .              400               2,100
         Mills Corp. (REIT). . . . . . . . .            6,700             224,785
         Mission West Properties, Inc. (REIT)           3,400              38,658
         Novastar Financial, Inc. (REIT) . .            3,000             179,250
         One Liberty Properties, Inc. (REIT)            1,900              31,920
         Pan Pacific Retail
          Properties, Inc. (REIT). . . . . .              348              13,694
         Parkway Properties, Inc. (REIT) . .            2,500             105,125
         Pelican Financial, Inc. . . . . . .              600               5,430
         Penn Virginia Corp. . . . . . . . .            1,000              43,000
         PMC Commercial Trust (REIT) . . . .            2,200              29,480
         Prentiss Properties Trust (REIT). .            8,600             257,914
         Rouse Co. (REIT). . . . . . . . . .            9,300             354,330
         Ryland Group, Inc.. . . . . . . . .            3,900             270,660
         SL Green Realty Corp. . . . . . . .            8,100             282,609
         Trizec Properties, Inc. (REIT). . .           32,700             371,799
         United Capital Corp.* . . . . . . .              200               6,960
                                                                     ------------
                                                                        6,393,221
                                                                     ------------
          TOTAL FINANCIALS . . . . . . . . .                           34,544,555
                                                                     ------------
         HEALTH CARE (8.1%)
         BIOTECHNOLOGY (0.5%)
         Bio-Rad Laboratories, Inc., Class A*           3,300             182,655
         Invitrogen Corp.* . . . . . . . . .           13,766             528,201
         Medicines Co.*. . . . . . . . . . .            1,200              23,628
         Nabi Biopharmaceuticals*. . . . . .            1,100               7,546
         US Onconlogy, Inc.* . . . . . . . .           11,900              87,941
                                                                     ------------
                                                                          829,971
                                                                     ------------
         HEALTH CARE EQUIPMENT & SERVICES (6.8%)
         Allied Healthcare
          International, Inc.* . . . . . . .              600               2,256
         Almost Family, Inc.*. . . . . . . .              100                 775
         Apogent Technologies, Inc.* . . . .           79,400           1,588,000
         Apria Healthcare Group, Inc.* . . .            2,900              72,152
         Atrion Corp.* . . . . . . . . . . .              200               5,538
         Bausch & Lomb, Inc. . . . . . . . .           16,100             603,750
         Beckman Coulter, Inc. . . . . . . .           24,400             991,616
         Biosite, Inc.*. . . . . . . . . . .              700              33,670
         Compex Technologies , Inc.* . . . .              400               1,896
         Conmed Corp.* . . . . . . . . . . .              500               9,130
         Coventry Health Care, Inc.* . . . .            3,500             161,560
         Datascope Corp. . . . . . . . . . .            2,400              70,872
         DENTSPLY International, Inc.. . . .           13,100             535,790
         E-Z-Em, Inc.* . . . . . . . . . . .            1,300              10,920
         Edwards Lifesciences Corp*. . . . .           17,600             565,664
         First Consulting Group, Inc.* . . .            2,500              11,675
         Gentiva Health Services, Inc.*. . .            4,900              44,100
         Health Management
          Associates, Inc., Class A. . . . .           41,900             773,055
         Health Net, Inc.* . . . . . . . . .           61,250           2,018,188
         Hillenbrand Industries, Inc.. . . .           11,300             570,085
         Horizon Health Corp.* . . . . . . .              300               4,860
         Humana, Inc.* . . . . . . . . . . .           11,400             172,140
         Invacare Corp.. . . . . . . . . . .            5,700             188,100
         Laboratory Corp of
          America Holdings*. . . . . . . . .           15,900             479,385
         Mid Atlantic Medical Services, Inc.*           4,000             209,200
         Mine Safety Appliances Co.. . . . .              700              30,534
         Moore Medical Corp.*. . . . . . . .            1,000               6,750
         National Healthcare Corp.*. . . . .              400               7,872
         National Home Health Care Corp.*. .            1,700              11,917
         Omnicare, Inc.. . . . . . . . . . .           15,500             523,745
         Oxford Health Plans, Inc.*. . . . .           23,600             991,908
         Parexel International Corp.*. . . .            1,700              23,715
         SeraCare Life Sciences, Inc.* . . .            1,700               9,520
         ShopKo Stores, Inc.*. . . . . . . .            6,500              84,500
         Span-America Medical Systems, Inc..              300               2,595
         Steris Corp.* . . . . . . . . . . .            2,900              66,961
         Triad Hospitals, Inc.*. . . . . . .           27,800             689,996
         USANA Health Sciences, Inc.*. . . .            2,100              92,841
         Utah Medical Products, Inc.*. . . .              600              12,030
         Ventana Medical Systems, Inc.*. . .              300               8,154
         Viasys Healthcare, Inc.*. . . . . .            4,500              93,150
                                                                     ------------
                                                                       11,780,565
                                                                     ------------
         PHARMACEUTICALS (0.8%)
         Alpharma, Inc., Class A . . . . . .            5,700             123,120
         Endo Pharmaceuticals
          Holdings, Inc.*. . . . . . . . . .            2,600              43,992
         ICN Pharmaceuticals, Inc. . . . . .           28,900             484,364
         King Pharmaceuticals, Inc.* . . . .           32,700             482,652
         Medicis Pharmaceutical Corp.,
          Class A. . . . . . . . . . . . . .              200              11,340
         Nutraceutical International Corp. .            3,300              35,475
         Omega Protein Corp.*. . . . . . . .            8,100              41,310
         Perrigo Co. . . . . . . . . . . . .            5,200              81,328
         Taro Pharmaceuticals
          Industries Ltd.* . . . . . . . . .              800              43,904
         West Pharmaceutical Services, Inc..              500              12,250
                                                                     ------------
                                                                        1,359,735
                                                                     ------------
          TOTAL HEALTH CARE  . . . . . . . .                           13,970,271
                                                                     ------------
         INDUSTRIALS (15.6%)
         AEROSPACE & DEFENSE (1.4%)
         Alliant Techsystems, Inc.*. . . . .           18,500             960,335
         Allied Defense Group, Inc.. . . . .              300               5,535
         Bombardier, Inc., Class B . . . . .          183,895             618,510
         Teledyne Technologies, Inc.*. . . .           61,550             806,305
                                                                     ------------
                                                                        2,390,685
                                                                     ------------
         AIR FREIGHT & COURIERS (0.2%)
         Airborne, Inc.. . . . . . . . . . .            7,100             148,390
         AirNet Systems, Inc.* . . . . . . .            1,400               5,670
         Dynamex, Inc.*. . . . . . . . . . .              100                 665
         EGL, Inc.*. . . . . . . . . . . . .           10,100             153,520
         Willis Lease Finance Corp.. . . . .            2,400              11,184
                                                                     ------------
                                                                          319,429
                                                                     ------------
         AIRLINES (1.3%)
         Airtran Holdings, Inc.* . . . . . .           15,700             164,379
         Continental Airlines, Inc., Class B*           9,100             136,227
         ExpressJet Holdings, Inc.*. . . . .           43,100             650,810
         Mesaba Holdings, Inc.*. . . . . . .              600               3,702
         Southwest Airlines Co.. . . . . . .           77,300           1,329,560
                                                                     ------------
                                                                        2,284,678
                                                                     ------------

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                    NUMBER OF            VALUE
                                                     SHARES            (NOTE 1)
-----------------------------------------------------------------------------------
         BUILDING PRODUCTS (0.6%)
         Centex Construction Products, Inc..              600        $     24,054
         Foster (LB) Co., Class A* . . . . .            1,200               6,168
         International Aluminum Corp.. . . .            1,400              30,590
         NCI Building Systems, Inc.* . . . .            7,200             120,240
         Patrick Industries, Inc.. . . . . .            1,400               8,932
         Trex Co., Inc.* . . . . . . . . . .            1,500              58,875
         York International Corp.. . . . . .           32,300             755,820
                                                                     ------------
                                                                        1,004,679
                                                                     ------------
         COMMERCIAL SERVICES & SUPPLIES (2.6%)
         Allied Waste Industries, Inc.*. . .           27,200             273,360
         American Locker Group, Inc.*. . . .              300               4,215
         American States Water Co. . . . . .              300               8,190
         BHA Group, Inc. . . . . . . . . . .            1,100              21,791
         Bowne & Co., Inc. . . . . . . . . .            7,100              92,513
         CDI Corp.*. . . . . . . . . . . . .              600              15,576
         Compx International, Inc. . . . . .            1,300               7,254
         Cornell Cos., Inc.* . . . . . . . .            4,100              62,074
         Deluxe Corp.. . . . . . . . . . . .           13,700             613,760
         Digital River, Inc.*. . . . . . . .              800              15,440
         EdgewaterTechnologies, Inc. . . . .            1,000               4,800
         Equity Marketing, Inc.* . . . . . .              900              13,320
         Exponent, Inc.* . . . . . . . . . .            1,900              29,450
         Factual Data Corp.* . . . . . . . .            2,000              34,760
         Gevity HR, Inc. . . . . . . . . . .              200               2,364
         Imagistics International, Inc.* . .              300               7,740
         Imperial Parking Corp.* . . . . . .              600              12,846
         Kelly Services, Inc., Class A . . .            3,100              72,695
         Kroll, Inc.*. . . . . . . . . . . .            5,484             148,397
         Lydall, Inc.* . . . . . . . . . . .            5,300              56,710
         McRae Industries, Inc., Class A . .              400               2,472
         MPS Group, Inc.*. . . . . . . . . .            3,400              23,392
         Navigant International,  Inc.*. . .            1,400              18,060
         NCO Group, Inc.*. . . . . . . . . .            2,100              37,611
         New England Business Services, Inc.              500              15,000
         Republic Services, Inc.*. . . . . .           67,200           1,523,424
         Scope Industries. . . . . . . . . .              200              15,600
         SPSS, Inc.* . . . . . . . . . . . .            1,700              28,458
         Tetra Technologies, Inc.* . . . . .              300               8,895
         Transmontaigne, Inc.* . . . . . . .              200               1,296
         Tufco Technologies, Inc.* . . . . .              100                 650
         United Rentals, Inc.* . . . . . . .           46,000             638,940
         Volt Infomation Sciences, Inc.* . .            3,100              42,315
         Waste Industries, Inc.* . . . . . .            2,650              18,868
         Werner Enterprises, Inc.. . . . . .           27,200             576,640
                                                                     ------------
                                                                        4,448,876
                                                                     ------------
         CONSTRUCTION & ENGINEERING (1.7%)
         Ameron International Corp.. . . . .            1,600              55,632
         AMREP Corp.*. . . . . . . . . . . .              600               8,028
         Beazer Homes USA, Inc.* . . . . . .            5,000             417,500
         Butler Manufacturing Co.. . . . . .              400               6,612
         Dominion Homes, Inc.* . . . . . . .              900              21,465
         EMCOR Group, Inc.*. . . . . . . . .           25,600           1,263,616
         Harsco Corp.. . . . . . . . . . . .            9,900             356,895
         Hovnanian Enterprises, Inc.,
          Class A* . . . . . . . . . . . . .            4,500             265,275
         Kaydon Corp.. . . . . . . . . . . .            1,100              22,880
         Layne Christensen Co.*. . . . . . .              500               4,035
         M/I Schottenstein Homes, Inc. . . .            1,300              55,484
         MDC Holdings, Inc.. . . . . . . . .            8,950             432,106
         Modtech Holdings, Inc.* . . . . . .              800               7,352
         Orleans Homebuilders, Inc.* . . . .            1,800              19,260
         Skyline Corp. . . . . . . . . . . .              400              12,000
         Technical Olympic USA, Inc.*. . . .              600              14,178
                                                                     ------------
                                                                        2,962,318
                                                                     ------------
         ELECTRICAL EQUIPMENT (1.6%)
         Acuity Brands, Inc. . . . . . . . .           12,300             223,491
         Ametek, Inc.. . . . . . . . . . . .           22,400             820,960
         Ampco-Pittsburgh Corp.. . . . . . .            1,200              16,080
         Artisan Components, Inc.* . . . . .            2,566              58,017
         Barnes Group, Inc.. . . . . . . . .              100               2,176
         ESCO Technologies, Inc.*. . . . . .              300              13,200
         Esterline Technologies Corp.* . . .            7,000             121,870
         Genlyte Group, Inc.*. . . . . . . .              700              24,479
         National Semiconductor Corp.* . . .           74,650           1,472,098
         Orbit International Corp.*. . . . .              300               1,728
                                                                     ------------
                                                                        2,754,099
                                                                     ------------
         INDUSTRIAL CONGLOMERATES (0.1%)
         Grupo IMSA S.A. . . . . . . . . . .           11,100             143,190
         SPS Technologies, Inc.* . . . . . .            4,100             110,864
                                                                     ------------
                                                                          254,054
                                                                     ------------
         MACHINERY (2.6%)
         Albany International Corp.. . . . .            2,700              73,980
         Applied Industrial Technologies, Inc.          6,000             126,600
         Cascade Corp. . . . . . . . . . . .            3,200              55,680
         Dover Corp. . . . . . . . . . . . .           34,400           1,030,624
         Flowserve Corp.*. . . . . . . . . .           19,100             375,697
         IHC Caland N.V. . . . . . . . . . .           20,066           1,024,488
         K-Tron International* . . . . . . .              500               7,365
         Key Technology, Inc.. . . . . . . .              100               1,169
         Lancer Corp.. . . . . . . . . . . .              400               2,704
         Middleby Corp.* . . . . . . . . . .              600               8,400
         Pall Corp.. . . . . . . . . . . . .           36,300             816,750
         Regal Beloit Corp.. . . . . . . . .              200               3,820
         Robbins & Myers, Inc. . . . . . . .            3,400              62,900
         Sauer-Danfoss, Inc. . . . . . . . .            2,000              21,500
         SL Industries, Inc.*. . . . . . . .            1,900              12,445
         Stewart & Stevenson Services, Inc..           10,600             166,950
         Tecumseh Products Co., Class B. . .            3,700             136,826
         Timken Co.. . . . . . . . . . . . .           36,500             639,115
         Todd Shipyards Corp.* . . . . . . .            1,300              21,320
         Twin Disc, Inc. . . . . . . . . . .              300               4,245
                                                                     ------------
                                                                        4,592,578
                                                                     ------------
         MARINE (1.1%)
         Alexander & Baldwin, Inc. . . . . .           25,700             681,821
         Frontline Ltd.. . . . . . . . . . .           21,800             309,996
         General Maritime Corp.* . . . . . .            9,900             100,485
         Overseas Shipholding Group, Inc.. .           10,300             226,703
         Sea Containers Lts., Class A. . . .            6,500              74,035
         Teekay Shipping Corp. . . . . . . .           10,900             467,610
                                                                     ------------
                                                                        1,860,650
                                                                     ------------
         RAILROADS (0.4%)
         Canadian National Railway Co. . . .           12,700             612,902
                                                                     ------------
         TRADING COMPANIES & DISTRIBUTORS (0.7%)
         United Stationers, Inc.*. . . . . .           34,600           1,251,482
         Watsco, Inc., Class B . . . . . . .              500               8,100
                                                                     ------------
                                                                        1,259,582
                                                                     ------------
         TRUCKING (1.3%)
         BorgWarner, Inc.. . . . . . . . . .            8,100             521,640
         CNF Transportation, Inc.. . . . . .           30,500             774,090
         Covenant Transport, Inc., Class A*.            1,300              22,100
         Old Dominion Freight Line*. . . . .            3,450              74,589
         Ryder System, Inc.. . . . . . . . .           21,500             550,830
         U.S. Xpress Enterprises, Inc.,
          Class A* . . . . . . . . . . . . .            2,100              22,386
         USA Truck, Inc.*. . . . . . . . . .            2,000              18,000
         Yellow Corp.* . . . . . . . . . . .           10,200             236,130
                                                                     ------------
                                                                        2,219,765
                                                                     ------------
          TOTAL INDUSTRIALS  . . . . . . . .                           26,964,295
                                                                     ------------
         INFORMATION TECHNOLOGY (18.3%)
         APPLICATION SOFTWARE (1.3%)
         Aspen Technologies, Inc.* . . . . .          158,300             759,840
         CompuCom Systems, Inc.* . . . . . .              700               3,164

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                    NUMBER OF            VALUE
                                                     SHARES            (NOTE 1)
-----------------------------------------------------------------------------------
         Concerto Software, Inc.*. . . . . .            3,500        $     32,165
         Hyperion Solutions Corp.* . . . . .            1,700              57,392
         Macromedia, Inc.* . . . . . . . . .           46,150             970,996
         SS&C Technologies, Inc.*. . . . . .            2,600              41,470
         Systems & Computer Tech Corp.*. . .            3,600              32,400
         Take-Two Interactive Software, Inc.*          11,500             325,910
                                                                     ------------
                                                                        2,223,337
                                                                     ------------
         COMPUTER HARDWARE (0.2%)
         GTSI Corp.* . . . . . . . . . . . .            1,300              11,310
         Hutchinson Technology, Inc.*. . . .            9,100             299,299
         Intergraph Corp.* . . . . . . . . .            3,100              66,650
         Stratasys, Inc.*. . . . . . . . . .            1,500              52,755
                                                                     ------------
                                                                          430,014
                                                                     ------------
         COMPUTER STORAGE & PERIPHERALS (1.0%)
         Ciprico, Inc.*. . . . . . . . . . .              500               3,050
         Interphase Corp.* . . . . . . . . .              700               5,370
         Iomega Corp.* . . . . . . . . . . .           12,400             131,440
         Maxtor Corp.* . . . . . . . . . . .          119,350             896,318
         Printronix, Inc.* . . . . . . . . .              300               3,360
         Storage Technology Corp.* . . . . .           22,100             568,854
         Western Digital Corp.*. . . . . . .           13,100             134,930
                                                                     ------------
                                                                        1,743,322
                                                                     ------------
         ELECTRONIC EQUIPMENT & INSTRUMENTS (7.9%)
         Agere Systems, Inc., Class A* . . .          363,700             847,421
         Analogic Corp.. . . . . . . . . . .            2,100             102,396
         Anixter International, Inc.*. . . .           33,500             784,905
         Arrow Electronics, Inc.*. . . . . .          115,000           1,752,600
         Avid Technology, Inc.*. . . . . . .              600              21,042
         Avocent Corp.*. . . . . . . . . . .              400              11,972
         Celestica, Inc.*. . . . . . . . . .           65,000           1,024,400
         Checkpoint Systems, Inc.* . . . . .            4,200              59,430
         Daktronics, Inc.* . . . . . . . . .            3,300              53,955
         Energizer Holdings, Inc.* . . . . .           11,500             361,100
         Espey Manufacturing &
          Electronics Corp.. . . . . . . . .              200               3,670
         Flextronics International Ltd.* . .          112,000           1,163,680
         Intersil Corp., Class A*. . . . . .              200               5,322
         Isco, Inc.. . . . . . . . . . . . .            1,600              13,328
         Lowrance Electronics, Inc.* . . . .            1,200              10,248
         MEMC Electronic Materials, Inc.*. .           16,600             162,680
         O.I. Corp.* . . . . . . . . . . . .            1,300               6,812
         PerkinElmer, Inc. . . . . . . . . .           83,400           1,151,754
         Rofin-Sinar Technologies, Inc.* . .            1,000              14,060
         SCANA Corp. . . . . . . . . . . . .            5,100             174,828
         Sparton Corp.*. . . . . . . . . . .              525               4,567
         Symbol Technologies, Inc. . . . . .           65,900             857,359
         Tech Data Corp.*. . . . . . . . . .            3,600              96,156
         Tektronix, Inc.*. . . . . . . . . .           60,000           1,296,000
         Trimble Navigation Ltd.*. . . . . .              600              13,758
         Vishay Intertechnology, Inc.* . . .          217,350           2,869,020
         Waters Corp.* . . . . . . . . . . .           28,800             838,944
                                                                     ------------
                                                                       13,701,407
                                                                     ------------
         INTERNET SOFTWARE & SERVICES (0.3%)
         eResearch Technology, Inc.* . . . .            1,600              35,456
         Getty Images, Inc.* . . . . . . . .            8,000             330,400
         Group 1 Software, Inc.* . . . . . .            2,600              48,022
         IDX Systems Corp.*. . . . . . . . .            4,400              68,288
         Pomeroy Computer Resources, Inc.*              1,100              12,166
         RSA Security, Inc.* . . . . . . . .              200               2,150
                                                                     ------------
                                                                          496,482
                                                                     ------------
         IT CONSULTING & SERVICES (1.8%)
         BearingPoint, Inc.* . . . . . . . .          142,600           1,376,090
         CCC Information Services
          Group, Inc.* . . . . . . . . . . .            2,600              37,700
         NWH, Inc.*. . . . . . . . . . . . .              900              16,398
         Reynolds & Reynolds Co. (The) . . .           36,000           1,028,160
         TechTeam Global, Inc.*. . . . . . .            2,500              15,975
         TSR, Inc.*. . . . . . . . . . . . .              900               8,082
         Unisys Corp.* . . . . . . . . . . .           50,300             617,684
                                                                     ------------
                                                                        3,100,089
                                                                     ------------
         NETWORKING EQUIPMENT (0.1%)
         3Com Corp.* . . . . . . . . . . . .           18,375              85,995
                                                                     ------------
         OFFICE ELECTRONICS (0.2%)
         Ikon Office Solutions, Inc. . . . .           39,900             355,110
                                                                     ------------
         SEMICONDUCTOR EQUIPMENT (2.7%)
         Axcelis Technologies, Inc.* . . . .          158,200             968,184
         KLA-Tencor Corp.* . . . . . . . . .           12,450             578,801
         Teradyne, Inc.* . . . . . . . . . .          178,500           3,089,835
                                                                     ------------
                                                                        4,636,820
                                                                     ------------
         SEMICONDUCTORS (1.5%)
         Diodes, Inc.* . . . . . . . . . . .            2,600              49,816
         Fairchild Semiconductor
          International, Inc., Class A*. . .           89,100           1,139,589
         LSI Logic Corp.*. . . . . . . . . .          204,150           1,445,382
         Standard Microsystems Corp.*. . . .            2,700              40,959
                                                                     ------------
                                                                        2,675,746
                                                                     ------------
         SYSTEMS SOFTWARE (1.0%)
         Cray, Inc.* . . . . . . . . . . . .            5,800              45,820
         Fair, Issac Corp. . . . . . . . . .            2,400             123,480
         Gerber Scientific, Inc.*. . . . . .            5,000              33,300
         Manatron, Inc.* . . . . . . . . . .            1,000               7,997
         MTS Systems Corp. . . . . . . . . .              300               4,422
         Network Associates, Inc.* . . . . .           84,650           1,073,362
         PAR Technology Corp.* . . . . . . .            1,300               7,787
         Sybase, Inc.* . . . . . . . . . . .           30,000             417,300
                                                                     ------------
                                                                        1,713,468
                                                                     ------------
         TELECOMMUNICATIONS EQUIPMENT (0.3%)
         Adtran, Inc.* . . . . . . . . . . .            6,200             317,998
         Communications Systems, Inc.. . . .            2,200              17,160
         Comtech Communications Corp.. . . .              600              16,944
         KVH Industries, Inc.. . . . . . . .            3,500              86,555
                                                                     ------------
                                                                          438,657
                                                                     ------------
          TOTAL INFORMATION TECHNOLOGY . . .                           31,600,447
                                                                     ------------
         MATERIALS (5.5%)
         CHEMICALS (2.7%)
         Aceto Corp. . . . . . . . . . . . .            2,300              42,780
         Agrium, Inc.. . . . . . . . . . . .           67,400             738,704
         Airgas, Inc.. . . . . . . . . . . .            1,800              30,150
         American Pacific Corp.* . . . . . .              500               3,740
         Ashland, Inc. . . . . . . . . . . .           20,700             635,076
         Cabot Corp. . . . . . . . . . . . .            1,800              51,660
         Cytec Industries, Inc.* . . . . . .           13,400             452,920
         Engelhard Corp. . . . . . . . . . .           29,100             720,807
         Ethyl Corp.*. . . . . . . . . . . .              300               2,985
         Great Lakes Chemical Corp.. . . . .           10,500             214,200
         H.B. Fuller Co. . . . . . . . . . .            3,400              74,868
         IMC Global, Inc.. . . . . . . . . .          100,860             676,771
         Lesco, Inc.*. . . . . . . . . . . .            2,700              24,057
         Lubrizol Corp.. . . . . . . . . . .            1,500              46,485
         MacDermid, Inc. . . . . . . . . . .            5,800             152,540
         NL Industries, Inc. . . . . . . . .              100               1,700
         Octel Corp. . . . . . . . . . . . .              200               2,780
         Rohm & Haas Co. . . . . . . . . . .           19,100             592,673
         Schulman (A.), Inc. . . . . . . . .           11,300             181,478
         Stepan Co.. . . . . . . . . . . . .              300               6,780
                                                                     ------------
                                                                        4,653,154
                                                                     ------------
         CONSTRUCTION MATERIALS (0.1%)
         AMCOL International Corp. . . . . .            2,300              18,400
         Continental Materials Corp.*. . . .              200               4,600
         Lafarge Corp. . . . . . . . . . . .            6,800             210,120
                                                                     ------------
                                                                          233,120
                                                                     ------------

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                    NUMBER OF            VALUE
                                                     SHARES            (NOTE 1)
-----------------------------------------------------------------------------------
         CONTAINERS & PACKAGING (1.2%)
         American Biltrite, Inc. . . . . . .              200        $      1,420
         Atlantis Plastics, Inc.*. . . . . .            2,100              14,805
         Pactiv Corp.* . . . . . . . . . . .           56,400           1,111,644
         Smurfit-Stone Container Corp.*. . .           65,200             849,556
                                                                     ------------
                                                                        1,977,425
                                                                     ------------
         METALS & MINING (1.1%)
         Freeport-McMoran Copper & Gold,
          Inc., Class B. . . . . . . . . . .              400               9,800
         IMCO Recycling, Inc.* . . . . . . .            4,200              27,888
         Peabody Energy Corp.. . . . . . . .            4,800             161,232
         Phelps Dodge Corp.* . . . . . . . .           27,650           1,060,101
         RTI International Metals, Inc.* . .            6,800              73,644
         Ryerson Tull, Inc.. . . . . . . . .            4,000              35,120
         Schnitzer Steel Industries, Inc.. .            1,600              70,592
         Southern Peru Copper Corp.. . . . .            4,500              68,850
         United States Steel Corp. . . . . .           27,600             451,812
                                                                     ------------
                                                                        1,959,039
                                                                     ------------
         PAPER & FOREST PRODUCTS (0.4%)
         Abitibi-Consolidated, Inc.. . . . .           47,800             306,398
         Glatfelter. . . . . . . . . . . . .            3,200              47,200
         Louisiana-Pacific Corp.*. . . . . .           12,900             139,836
         Schweitzer-Mauduit
          International, Inc.. . . . . . . .            3,600              86,904
         Universal Forest Products, Inc. . .            4,200              87,948
         Wausau-Mosinee Paper Corp.. . . . .            8,000              89,600
                                                                     ------------
                                                                          757,886
                                                                     ------------
          TOTAL MATERIALS  . . . . . . . . .                            9,580,624
                                                                     ------------
         TELECOMMUNICATION SERVICES (0.1%)
         DIVERSIFIED TELECOMMUNICATION SERVICES (0.0%)
         Atlantic Tele-Network, Inc. . . . .            1,600              35,664
         Golden Telecom, Inc.* . . . . . . .            2,100              47,124
         Lightbridge, Inc.*. . . . . . . . .            1,100               9,636
         Shenandoah
          Telecommunications Co. . . . . . .              200               9,592
                                                                     ------------
                                                                          102,016
                                                                     ------------
         WIRELESS TELECOMMUNICATION SERVICES (0.1%)
         Tessco Technologies, Inc.*. . . . .              500               3,450
         US Cellular Corp.*. . . . . . . . .            6,100             155,245
                                                                     ------------
                                                                          158,695
                                                                     ------------
          TOTAL TELECOMMUNICATION SERVICES .                              260,711
                                                                     ------------
         UTILITIES (3.3%)
         ELECTRIC UTILITIES (2.8%)
         Central Vermont Public
          Service Corp.. . . . . . . . . . .            2,500              48,875
         Cinergy Corp. . . . . . . . . . . .           26,100             960,219
         DQE, Inc. . . . . . . . . . . . . .           29,000             437,030
         FirstEnergy Corp. . . . . . . . . .           12,800             492,160
         Great Plains Energy, Inc. . . . . .           17,700             511,176
         Green Mountain Power Corp.. . . . .            1,700              34,000
         Maine Public Services Co. . . . . .              500              16,255
         Northeast Utilities . . . . . . . .            9,700             162,378
         NSTAR . . . . . . . . . . . . . . .           14,800             674,140
         PPL Corp. . . . . . . . . . . . . .           25,000           1,075,000
         Progress Energy, Inc. . . . . . . .            6,000             263,400
         UIL Holdings Corp.. . . . . . . . .            3,100             125,705
         Unisource Energy Corp.. . . . . . .              700              13,160
                                                                     ------------
                                                                        4,813,498
                                                                     ------------
         GAS UTILITIES (0.5%)
         AGL Resources, Inc. . . . . . . . .              100               2,544
         Chesapeake Utilities Corp.. . . . .            1,100              24,860
         Delta Natural Gas Co., Inc. . . . .              600              14,094
         Energy West, Inc. . . . . . . . . .              900               5,409
         Laclede Group, Inc. . . . . . . . .              500              13,400
         Northwest Natural Gas Co. . . . . .            2,500              68,125
         South Jersey Industries, Inc. . . .            1,500              55,275
         Southern Union Co.* . . . . . . . .           16,500             279,510
         UGI Corp. . . . . . . . . . . . . .            3,100              98,270
         WGL Holdings, Inc.. . . . . . . . .           11,000             293,700
                                                                     ------------
                                                                          855,187
                                                                     ------------
         WATER UTILITIES (0.0%)
         SJW Corp. . . . . . . . . . . . . .              800              68,200
                                                                     ------------
          TOTAL UTILITIES  . . . . . . . . .                            5,736,885
                                                                     ------------
         TOTAL COMMON STOCKS (96.6%)
          (Cost $148,477,568). . . . . . . .                          167,184,589
                                                                     ------------

                                                   PRINCIPAL
                                                     AMOUNT
                                                   ----------

         SHORT-TERM DEBT SECURITIES:
         TIME DEPOSIT (4.4%)
         J.P. Morgan Chase Nassau,
          0.58%, 07/01/03
          (Amortized Cost $7,579,917)  . . .       $7,579,917           7,579,917
                                                                     ------------
         TOTAL INVESTMENTS (101.0%)
          (Cost/Amortized Cost $156,057,485)                          174,764,506

         OTHER ASSETS LESS LIABILITIES
          (-1.0%). . . . . . . . . . . . . .                           (1,696,577)
                                                                     ------------
         NET ASSETS (100%) . . . . . . . . .                         $173,067,929
                                                                     ============

---------
* Non-income producing.

  Glossary:
  REIT-- Real Estate Investment Trust

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2003 (Unaudited)

--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 2003 were as follows:

COST OF PURCHASES:
Stocks and long-term
 corporate debt
 securities . . . . . .                  $ 90,737,260
NET PROCEEDS OF SALES
 AND REDEMPTIONS:
Stocks and long-term
 corporate debt
 securities . . . . . .                    37,559,534

As of June 30, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross
 unrealized appreciation                 $ 21,035,834
Aggregate gross
 unrealized depreciation                   (2,328,813)
                                         ------------
Net unrealized
 appreciation . . . . .                  $ 18,707,021
                                         ============
Federal income tax cost
 of investments . . . .                  $156,057,485
                                         ============


For the six months ended June 30, 2003, the Portfolio incurred approximately $710 as brokerage commissions with Bernstein (Sanford C.) & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $8,016,039 which expires in the year 2010.

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2003 (Unaudited)

                                                    NUMBER OF            VALUE
                                                      SHARES            (NOTE 1)
----------------------------------------------------------------------------------
         COMMON STOCKS:
         AUSTRALIA (2.0%)
         Australia & New Zealand Banking
          Group Ltd. . . . . . . . . . . . .            23,800        $   297,043
         BHP Billiton Ltd. . . . . . . . . .            21,600            125,159
         Foster's Group Ltd. . . . . . . . .            29,740             83,969
         National Australia Bank Ltd.. . . .            15,110            339,473
         News Corp. Ltd. . . . . . . . . . .            28,050            210,691
         Qantas Airways Ltd. . . . . . . . .            61,300            134,433
         Westpac Banking Corp. . . . . . . .            42,403            462,111
                                                                      -----------
                                                                        1,652,879
                                                                      -----------
         AUSTRIA (0.5%)
         Erste Bank der Oesterreichischen
          Sparkassen AG. . . . . . . . . . .             3,980            351,697
         OMV AG. . . . . . . . . . . . . . .               900            108,127
                                                                      -----------
                                                                          459,824
                                                                      -----------
         BELGIUM (0.7%)
         Agfa Gevaert N.V. . . . . . . . . .             7,100            150,755
         Delhaize Group* . . . . . . . . . .             9,400            286,055
         KBC Bankverzekeringsholding . . . .             4,300            168,828
                                                                      -----------
                                                                          605,638
                                                                      -----------
         BRAZIL (1.3%)
         Cia de Bebidas das Americas (ADR) .            19,954            406,064
         Petroleo Brasileiro Petrobyes S.A.
          (NY Exchange) (ADR). . . . . . . .             1,800             31,968
         Tele Norte Leste Participacoes
          S.A. (ADR) . . . . . . . . . . . .            26,326            307,488

         Unibanco-Unio de Bancos Brasileiros            20,502            351,814
          S.A. (GDR) . . . . . . . . . . . .                          -----------
                                                                        1,097,334
                                                                      -----------
         CANADA (2.5%)
         Bank of Nova Scotia . . . . . . . .            11,900            526,359
         Magna International, Inc., Class A.             4,519            301,754
         Molson, Inc.. . . . . . . . . . . .            24,126            647,917
         Petro-Canada. . . . . . . . . . . .             8,300            329,618
         Royal Bank of Canada. . . . . . . .             7,200            304,056
                                                                      -----------
                                                                        2,109,704
                                                                      -----------
         DENMARK (0.1%)
         Danske Bank A/S . . . . . . . . . .             4,900             95,424
                                                                      -----------
         FINLAND (1.9%)
         Fortum OYJ. . . . . . . . . . . . .            30,000            240,466
         Nokia OYJ . . . . . . . . . . . . .            76,015          1,251,772
         Stora Enso OYJ. . . . . . . . . . .             8,400             93,857
                                                                      -----------
                                                                        1,586,095
                                                                      -----------
         FRANCE (8.1%)
         Alcatel S.A.* . . . . . . . . . . .            23,900            215,449
         Assurances Generales de France. . .            13,600            560,205
         Aventis S.A.. . . . . . . . . . . .            22,444          1,234,818
         BNP Paribas S.A.. . . . . . . . . .             9,300            472,577
         Companhie de Saint-Gobain . . . . .             7,380            290,434
         Credit Agricole SA. . . . . . . . .            13,207            251,003
         France Telecom S.A. . . . . . . . .            30,543            749,186
         JC Decaux S.A.* . . . . . . . . . .            26,160            327,447
         Lafarge S.A.. . . . . . . . . . . .             2,950            172,770
         Orange S.A.*. . . . . . . . . . . .            32,330            286,987
         Peugeot S.A.. . . . . . . . . . . .             6,000            291,453
         Societe Generale, Class A . . . . .             5,600            354,980
         Total S.A.. . . . . . . . . . . . .            10,566          1,596,772
                                                                      -----------
                                                                        6,804,081
                                                                      -----------
         GERMANY (7.0%)
         Altana AG . . . . . . . . . . . . .             1,900            118,912
         AMB Generali Holding AG . . . . . .             1,800            115,961
         BASF AG . . . . . . . . . . . . . .             1,500             63,820
         Bayer AG. . . . . . . . . . . . . .             9,946            229,573
         Bayerische Motoren Werke
          (BMW) AG . . . . . . . . . . . . .            43,710          1,679,011
         Deutsche Bank AG (Registered) . . .             5,993            387,118
         Deutsche Telekom AG (Registered)* .             4,000             60,909
         E.On AG . . . . . . . . . . . . . .            19,451            997,332
         Fraport AG* . . . . . . . . . . . .             3,140             69,953
         Hannover Rueckversicherungs AG. . .            10,500            271,299
         HeidelbergerCement AG*. . . . . . .             7,708            168,445
         Merck KGaA. . . . . . . . . . . . .             2,900             83,289
         RWE AG. . . . . . . . . . . . . . .             6,070            183,325
         SAP AG. . . . . . . . . . . . . . .             4,327            506,832
         Siemens AG. . . . . . . . . . . . .             4,100            200,807
         Volkswagen AG . . . . . . . . . . .            11,000            462,328
         Wynn Resorts Ltd.*. . . . . . . . .            12,936            228,838
                                                                      -----------
                                                                        5,827,752
                                                                      -----------
         HONG KONG (1.7%)
         Cathay Pacific Airways Ltd. . . . .           177,000            238,326
         Cheung Kong (Holdings) Ltd. . . . .            34,000            204,484
         CNOOC Ltd.* . . . . . . . . . . . .            12,725            377,933
         Hong Kong Electric Holdings Ltd.. .            24,000             94,176
         PetroChina Co., Ltd.. . . . . . . .           804,000            242,288
         Sun Hung Kai Properties Ltd.. . . .            27,000            136,417
         Swire Pacific Ltd., Class A . . . .            29,000            126,812
                                                                      -----------
                                                                        1,420,436
                                                                      -----------
         HUNGARY (0.4%)
         OTP Bank Rt. (ADR)*(S). . . . . . .            17,717            342,321
                                                                      -----------
         INDONESIA (0.0%)
         PT Bank Mandiri*+ . . . . . . . . .           491,000             40,173
                                                                      -----------
         IRELAND (3.1%)
         Allied Irish Banks plc (London listing)        13,945            208,340
         Bank of Ireland . . . . . . . . . .            28,100            339,145
         CRH plc . . . . . . . . . . . . . .            11,323            177,489
         Ryanair Holdings plc (ADR)* . . . .            40,856          1,834,434
                                                                      -----------
                                                                        2,559,408
                                                                      -----------
         ITALY (2.6%)
         Banca Intesa S.p.A. . . . . . . . .            56,477            180,623
         Banca Popolare di Bergamo . . . . .             6,015            138,078
         ENI S.p.A.. . . . . . . . . . . . .            77,483          1,171,841
         Parmalat Finanziaria S.p.A. . . . .            36,700            115,477
         Telecom Italia S.p.A. . . . . . . .            61,476            556,299
                                                                      -----------
                                                                        2,162,318
                                                                      -----------
         JAPAN (13.8%)
         Acom Co., Ltd.. . . . . . . . . . .             3,250            117,468
         Canon, Inc. . . . . . . . . . . . .            46,000          2,110,847
         Daiichi Pharmaceutical Co., Ltd.. .            12,000            156,302
         Daiwa House Industry Co., Ltd.. . .            23,000            158,218
         Daiwa Securities Group Ltd. . . . .            92,000            528,670
         East Japan Railway Co.. . . . . . .                18             80,050
         Fanuc Ltd.. . . . . . . . . . . . .             3,400            168,478
         Fuji Photo Film Co., Ltd. . . . . .            12,000            346,783
         Hitachi Ltd.. . . . . . . . . . . .            57,000            241,624
         Honda Motor Co., Ltd. . . . . . . .            26,800          1,015,532
         Hoya Corp.. . . . . . . . . . . . .             4,300            296,157
         Japan Tobacco, Inc. . . . . . . . .                12             64,859
         Kyushu Electric Power Co., Inc. . .             4,900             76,270
         Mitsubishi Corp.. . . . . . . . . .            11,000             76,311
         Mitsui O.S.K. Lines, Ltd. . . . . .            65,000            197,585
         Nintendo, Ltd.. . . . . . . . . . .             1,400            101,786
         Nippon Meat Packers, Inc. . . . . .            22,000            207,770
         Nippon Telegraph & Telephone Corp.                200            784,510
         Nissan Motor Co., Ltd.. . . . . . .           153,900          1,471,390

AXA PREMIER VIP TRUST
AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                    NUMBER OF            VALUE
                                                      SHARES            (NOTE 1)
----------------------------------------------------------------------------------
         NTT DoCoMo, Inc.. . . . . . . . . .               213        $   461,212
         Oji Paper Co., Ltd. . . . . . . . .            17,000             74,329
         Promise Co., Ltd. . . . . . . . . .             8,800            329,061
         Rohm Co., Ltd.. . . . . . . . . . .             1,500            163,523
         Sharp Corp. . . . . . . . . . . . .            24,000            308,008
         Shin-Etsu Chemical Co., Ltd.. . . .             5,000            170,727
         SMC Corp. . . . . . . . . . . . . .               200             16,839
         Sumitomo Corp.. . . . . . . . . . .            30,000            138,413
         Takeda Chemical Industries, Ltd.. .            15,200            560,783
         Takefuji Corp.. . . . . . . . . . .             4,920            255,270
         Tanabe Seiyaku Co., Ltd.. . . . . .            10,000             67,125
         Tohoku Electric Power Co., Inc. . .             8,300            122,763
         Toshiba Corp. . . . . . . . . . . .            79,000            271,722
         Toyota Motor Corp.. . . . . . . . .             4,900            126,912
         UFJ Holdings, Inc.* . . . . . . . .                84            123,123
         Uny Co., Ltd. . . . . . . . . . . .            22,000            189,448
                                                                      -----------
                                                                       11,579,868
                                                                      -----------
         KOREA (1.4%)
         Kookmin Bank (ADR). . . . . . . . .               281              8,500
         Posco (ADR) . . . . . . . . . . . .             5,900            154,521
         Samsung Electronics Co., Ltd. . . .             2,160            641,942
         Samsung Electronics Co., Ltd.
          (Frankfurt Exchange) (GDR)(S). . .               832            123,633
         Samsung Electronics Co., Ltd.                   1,798            267,453
          (Luxembourg Exchange) (GDR). . . .                          -----------
                                                                        1,196,049
                                                                      -----------
         LUXEMBOURG (0.7%)
         Arcelor . . . . . . . . . . . . . .            48,900            569,408
                                                                      -----------
         MEXICO (0.3%)
         Wal-Mart de Mexico S.A., Series V .            87,270            257,942
                                                                      -----------
         NETHERLANDS (7.3%)
         ABN Amro Holdings N.V.. . . . . . .            46,533            889,717
         DSM N.V.. . . . . . . . . . . . . .            13,500            569,263
         Heineken N.V. . . . . . . . . . . .             4,048            143,640
         ING Groep N.V.. . . . . . . . . . .            43,353            753,242
         Koninklijke (Royal)  KPN N.V.*. . .            72,145            511,173
         Koninklijke Ahold N.V.. . . . . . .            15,874            131,796
         Koninklijke Royal Philips
          Electronics N.V. . . . . . . . . .            23,832            453,208
         Reed Elsevier N.V.* . . . . . . . .            23,340            275,263
         Royal Dutch Petroleum Co. . . . . .             7,300            338,841
         Royal Dutch Petroleum Co. (ADR) . .             7,927            369,557
         TPG N.V.. . . . . . . . . . . . . .             8,350            144,982
         Van der Moolen Holding N.V. . . . .            25,348            353,086
         VNU N.V.(S) . . . . . . . . . . . .            36,394          1,121,313
         Wolters Kluwer N.V., Class C. . . .             5,623             67,801
                                                                      -----------
                                                                        6,122,882
                                                                      -----------
         NORWAY (0.3%)
         DnB Holding ASA . . . . . . . . . .            35,800            176,560
         Norske Skogindustrier ASA . . . . .             3,900             58,351
                                                                      -----------
                                                                          234,911
                                                                      -----------
         RUSSIA (1.1%)
         Mobile Telesystems (ADR)* . . . . .             5,294            312,346
         Yukos (ADR) . . . . . . . . . . . .            10,214            571,984
                                                                      -----------
                                                                          884,330
                                                                      -----------
         SINGAPORE (0.3%)
         Singapore Airlines Ltd. . . . . . .            26,000            153,549
         United Overseas Bank Ltd. . . . . .             8,000             56,332
                                                                      -----------
                                                                          209,881
                                                                      -----------
         SOUTH AFRICA (0.0%)
         Sappi Ltd. (ADR). . . . . . . . . .             3,100             38,285
                                                                      -----------
         SPAIN (3.9%)
         Altadis S.A. (Registered) . . . . .             6,700            171,730
         Banco Popular Espanol S.A.. . . . .             1,867             94,335
         Banco Santander Central
          Hispano S.A. . . . . . . . . . . .            92,770            812,847
         Corporacion Mapfre S.A. . . . . . .            30,743            328,326
         Grupo Dragados S.A. . . . . . . . .            16,241            326,943
         Iberdrola S.A.. . . . . . . . . . .             5,800            100,440
         Sogecable S.A.* . . . . . . . . . .            25,439            479,678
         Telefonica S.A.*. . . . . . . . . .            82,018            952,219
                                                                      -----------
                                                                        3,266,518
                                                                      -----------
         SWEDEN (0.9%)
         Autoliv, Inc. . . . . . . . . . . .             9,700            261,132
         Electrolux AB, Class B. . . . . . .             7,200            142,112
         Svenska Cellulosa AB, Class B . . .             9,500            324,581
                                                                      -----------
                                                                          727,825
                                                                      -----------
         SWITZERLAND (8.3%)
         Givaudan. . . . . . . . . . . . . .               505            212,506
         Nestle S.A. (Registered). . . . . .             4,670            963,615
         Novartis AG (Registered). . . . . .            25,186            996,619
         Roche Holding AG. . . . . . . . . .            15,042          1,179,885
         Swiss Reinsurance . . . . . . . . .            12,998            720,165
         UBS AG. . . . . . . . . . . . . . .            38,634          2,149,106
         Zurich Financial Services AG* . . .             5,917            705,471
                                                                      -----------
                                                                        6,927,367
                                                                      -----------
         TAIWAN (0.4%)
         Compal Electronics, Inc. (GDR). . .            14,400             97,200
         Taiwan Semiconductor Manufacturing             21,055            212,234
          Co., Ltd. (ADR)* . . . . . . . . .                          -----------
                                                                          309,434
                                                                      -----------
         UNITED KINGDOM (23.3%)
         Abbey National plc. . . . . . . . .            23,600            183,228
         AstraZeneca plc . . . . . . . . . .             3,100            124,305
         Aviva plc . . . . . . . . . . . . .            53,900            374,225
         Barclays plc. . . . . . . . . . . .           106,547            791,178
         BP plc. . . . . . . . . . . . . . .           106,064            735,522
         British American Tobacco plc. . . .            48,279            547,711
         British Sky Broadcasting plc* . . .            50,691            561,690
         BT Group plc. . . . . . . . . . . .            19,969             67,139
         Cable & Wireless plc. . . . . . . .            11,300             21,071
         Cadbury Schweppes plc . . . . . . .            63,568            375,528
         Centrica plc. . . . . . . . . . . .            38,853            112,678
         Compass Group plc . . . . . . . . .            47,066            253,772
         Diageo plc. . . . . . . . . . . . .            97,071          1,036,368
         Electrocomponents plc . . . . . . .            18,900            101,204
         EMI Group plc . . . . . . . . . . .           370,757            746,396
         GlaxoSmithKline plc . . . . . . . .            85,794          1,731,425
         Hilton Group plc. . . . . . . . . .            48,746            148,005
         HSBC Holdings plc . . . . . . . . .            86,665          1,023,946
         Intercontinental Hotels Group plc*.            29,152            206,851
         Kelda Group plc . . . . . . . . . .            14,900            105,110
         Kingfisher plc. . . . . . . . . . .            31,892            145,906
         Lloyds TSB Group plc. . . . . . . .           121,022            859,222
         Marconi Corp. plc*. . . . . . . . .           287,173            291,433
         National Grid Transco plc . . . . .             6,337             42,978
         NTL, Inc.*. . . . . . . . . . . . .            10,841            369,895
         Pearson plc . . . . . . . . . . . .             8,200             76,586
         Persimmon plc . . . . . . . . . . .            29,100            229,051
         Prudential plc. . . . . . . . . . .            42,250            255,866
         Rexam plc . . . . . . . . . . . . .            28,200            177,294
         Royal & Sun Alliance Insurance Group
          plc. . . . . . . . . . . . . . . .            48,800            111,731
         Royal Bank of Scotland Group plc. .            56,302          1,579,403
         Safeway plc . . . . . . . . . . . .            93,900            398,991
         Shell Transport & Trading Co. plc .           155,361          1,025,468
         Shire Pharmaceuticals Group plc*. .            26,500            174,915
         Signet Group plc. . . . . . . . . .           103,900            154,733

AXA PREMIER VIP TRUST
AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                    NUMBER OF            VALUE
                                                      SHARES            (NOTE 1)
----------------------------------------------------------------------------------
         Smith & Nephew plc. . . . . . . . .            17,483       $    100,468
         Smiths Group plc. . . . . . . . . .            28,337            328,722
         Standard Chartered plc. . . . . . .            31,139            378,184
         Tesco plc . . . . . . . . . . . . .            80,337            290,653
         Trinity Mirror plc. . . . . . . . .            14,400            102,058
         Unilever plc. . . . . . . . . . . .            75,188            598,640
         Vodafone Group plc. . . . . . . . .           871,643          1,704,422
         Whitbread plc . . . . . . . . . . .            28,430            318,073
         Wimpey (George) plc . . . . . . . .            47,700            232,199
         Wolseley plc. . . . . . . . . . . .            16,273            179,980
         WPP Group plc . . . . . . . . . . .            17,949            140,687
                                                                      -----------
                                                                       19,514,910
                                                                      -----------
         TOTAL COMMON STOCKS (93.9%)
          (Cost $75,207,075) . . . . . . . .                           78,602,997
                                                                      -----------

                                                    NUMBER OF
                                                      RIGHTS
                                                    ------------
         RIGHTS:
         FRANCE (0.0%)
         Lafarge S.A.,                                   2,950              7,961
          expiring 7/2/03*(S). . . . . . . .                          -----------

         GERMANY (0.0%)
         HeidelbergCement AG,                            7,708             23,457
          expiring 6/30/03*. . . . . . . . .                          -----------
         TOTAL RIGHTS  (0.0%)
          (Cost $--) . . . . . . . . . . . .                               31,418
                                                                      -----------

                                                    PRINCIPAL
                                                      AMOUNT
                                                    ------------

         LONG-TERM DEBT SECURITIES:
         UNITED KINGDOM (0.3%)
         Telewest Communications plc,
          9.88%, 2/1/10
          (Cost $226,448)  . . . . . . . . .        $  625,000            226,562
                                                                      -----------

                                                    PRINCIPAL            VALUE
                                                      AMOUNT            (NOTE 1)
----------------------------------------------------------------------------------
         SHORT-TERM DEBT SECURITIES:
         TIME DEPOSIT  (5.6%)
         J.P. Morgan Chase Nassau,
          0.58%, 07/01/03
          (Amortized Cost $4,698,104)  . . .        $4,698,104        $ 4,698,104
                                                                      -----------
         TOTAL INVESTMENTS (99.8%)
          (Cost/Amortized Cost $80,131,627)                            83,559,081
         OTHER ASSETS LESS LIABILITIES (0.2%)                             181,629
                                                                      -----------
         NET ASSETS (100.0%) . . . . . . . .                          $83,740,710
                                                                      ===========

MARKET SECTOR DIVERSIFICATION:
As a Percentage of Total Equity Investments

Consumer Discretionary . . . . . . . . .           15.9%
Consumer Staples . . . . . . . . . . . .            8.2
Energy . . . . . . . . . . . . . . . . .            9.1

Financials
 Banks . . . . . . . . . . . . . . . . .   17.7
 Diversified Financials. . . . . . . . .    4.6
 Insurance . . . . . . . . . . . . . . .    4.4
 Real Estate . . . . . . . . . . . . . .    0.4
                                           ----
Total Financials . . . . . . . . . . . .           27.1
Health Care. . . . . . . . . . . . . . .            8.3
Industrials. . . . . . . . . . . . . . .            6.2
Information Technology . . . . . . . . .           10.5
Materials. . . . . . . . . . . . . . . .            4.3
Telecommunications Services. . . . . . .            8.1
Utilities. . . . . . . . . . . . . . . .            2.3
                                                  -----
                                                  100.0%
                                                  =====

---------
*  Non-income producing.
+ Securities (totaling $40,173 or 0.0% of net assets) valued at fair value.
(S)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2003, these securities amounted to $1,595,228 or 1.9% of net assets.

  Glossary:
  ADR-- American Depositary Receipt
  GDR-- Global Depositary Receipt


------------------------------------------------------------------------------

At June 30, 2003 the Portfolio had the following futures contracts open:
 (Note 1)

                                                                     NUMBER OF   EXPIRATION   ORIGINAL  VALUE AT  UNREALIZED
PURCHASE                                                             CONTRACTS      DATE       VALUE    6/30/03  DEPRECIATION
--------                                                             ---------  ------------  --------  --------  -----------
DJ Euro Stoxx . . . . . . . . . . . . . . . . . . . . . . . . .         14      September-03  $402,487  $390,189  $(12,298)
                                                                                                                  ========


At June 30, 2003 the Portfolio had outstanding foreign currency contracts to sell foreign currencies as follows: (Note 1)

                                             LOCAL
                                            CONTRACT    COST ON    U.S. $
                                             AMOUNT   ORIGINATION  CURRENT    UNREALIZED
                                            (000'S)      DATE       VALUE    DEPRECIATION
                                            ----------------------------------------------
FOREIGN CURRENCY SELL CONTRACTS
Indonesian Rupiah, expiring 07/10/03. . .   334,739     $40,723    $40,575      $(148)
                                                                                =====

AXA PREMIER VIP TRUST
AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2003 (Unaudited)

--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 2003 were as follows:

COST OF PURCHASES:
Stocks and long-term
 corporate debt
 securities. . . . . . .                  $58,771,919
NET PROCEEDS OF SALES AND
 REDEMPTIONS:
Stocks and long-term
 corporate debt
 securities. . . . . . .                   31,415,967

As of June 30, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross
 unrealized appreciation                  $ 5,494,873
Aggregate gross
 unrealized depreciation                   (2,067,419)
                                          -----------
Net unrealized
 appreciation. . . . . .                  $ 3,427,454
                                          ===========
Federal income tax cost
 of investments. . . . .                  $80,131,627
                                          ===========


For the six months ended June 30, 2003, the Portfolio incurred approximately $1 as brokerage commissions with Bernstein (Sanford C.) & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $803,805 which expires in the year 2010.

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP TECHNOLOGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2003 (Unaudited)

                                                      NUMBER OF           VALUE
                                                       SHARES            (NOTE 1)
------------------------------------------------------------------------------------
         COMMON STOCKS:
         CONSUMER DISCRETIONARY (7.9%)
         INTERNET RETAIL (2.9%)
         Amazon.com, Inc.* . . . . . . . . . .            9,070        $   330,964
         InterActiveCorp*. . . . . . . . . . .           26,350          1,042,670
                                                                       -----------
                                                                         1,373,634
                                                                       -----------
         MEDIA (5.0%)
         AOL Time Warner, Inc.*. . . . . . . .           40,775            656,070
         Comcast Corp., Class A* . . . . . . .            5,415            163,425
         Comcast Corp., Special Class A* . . .            3,900            112,437
         COX Communications, Inc., Class A*. .           11,345            361,905
         EchoStar Communications Corp., Class
          A* . . . . . . . . . . . . . . . . .            4,100            141,942
         Macrovision Corp.*. . . . . . . . . .            8,300            165,336
         Pixar, Inc.*. . . . . . . . . . . . .            5,480            333,403
         Viacom, Inc., Class B*. . . . . . . .            9,400            410,404
                                                                       -----------
                                                                         2,344,922
                                                                       -----------
          TOTAL CONSUMER DISCRETIONARY . . . .                           3,718,556
                                                                       -----------
         FINANCIALS (0.7%)
         INVESTMENT COMPANIES (0.7%)
         iShares Nasdaq Biotechnology                     4,700            314,853
          Index Fund*. . . . . . . . . . . . .                         -----------
         HEALTH CARE (0.5%)
         BIOTECHNOLOGY (0.5%)
         Gilead Sciences, Inc.*. . . . . . . .            3,948            219,430
                                                                       -----------
         INDUSTRIALS (4.2%)
         AEROSPACE & DEFENSE (1.3%)
         Raytheon Co.. . . . . . . . . . . . .           18,470            606,555
                                                                       -----------
         COMMERCIAL SERVICES & SUPPLIES (2.0%)
         DoubleClick, Inc.*. . . . . . . . . .           15,780            145,965
         First Data Corp.. . . . . . . . . . .           15,000            621,600
         Monster Worldwide , Inc.* . . . . . .            7,890            155,670

                                                                       -----------
                                                                           923,235
                                                                       -----------
         ELECTRICAL EQUIPMENT (0.6%)
         National Semiconductor Corp.* . . . .           14,390            283,771
                                                                       -----------
         INDUSTRIAL CONGLOMERATES (0.3%)
         Tyco International Ltd. . . . . . . .            8,980            170,440
                                                                       -----------
          TOTAL INDUSTRIALS  . . . . . . . . .                           1,984,001
                                                                       -----------
         INFORMATION TECHNOLOGY (82.0%)
         APPLICATION SOFTWARE (8.2%)
         BEA Systems, Inc.*. . . . . . . . . .           54,650            593,499
         Business Objects S.A. (ADR)*. . . . .           18,565            407,502
         Electronic Arts, Inc.*. . . . . . . .           15,770          1,166,822
         Intuit, Inc.* . . . . . . . . . . . .            5,300            236,009
         Mercury Interactive Corp.*. . . . . .            8,820            340,540
         NetIQ Corp.*. . . . . . . . . . . . .            6,014             92,976
         Red Hat, Inc.*. . . . . . . . . . . .           48,560            367,599
         Siebel Systems, Inc.* . . . . . . . .           15,630            149,110
         Symantec Corp.* . . . . . . . . . . .           11,125            487,943
                                                                       -----------
                                                                         3,842,000
                                                                       -----------
         COMPUTER HARDWARE (3.5%)
         Dell Computer Corp.*. . . . . . . . .           32,240          1,030,390
         Hewlett-Packard Co. . . . . . . . . .           27,724            590,521
                                                                       -----------
                                                                         1,620,911
                                                                       -----------
         COMPUTER STORAGE & PERIPHERALS (4.5%)
         EMC Corp.*. . . . . . . . . . . . . .           92,580            969,313
         Lexmark International, Inc.*. . . . .            1,600            113,232
         Network Appliance, Inc.*. . . . . . .           17,730            287,403
         SanDisk Corp.*. . . . . . . . . . . .           14,125            569,944
         Seagate Technology* . . . . . . . . .            9,600            169,440
                                                                       -----------
                                                                         2,109,332
                                                                       -----------
         ELECTRONIC EQUIPMENT & INSTRUMENTS (5.3%)
         Agere Systems, Inc., Class A* . . . .           10,900             25,397
         Agilent Technologies, Inc.* . . . . .           29,615            578,973
         Avocent Corp.*. . . . . . . . . . . .            9,750            291,817
         Celestica, Inc.*. . . . . . . . . . .            6,500            102,440
         Flextronics International Ltd.* . . .           75,640            785,900
         Intersil Corp., Class A*. . . . . . .            5,900            156,999
         Sanmina-SCI Corp.*. . . . . . . . . .           47,600            300,356
         Sharp Corp. . . . . . . . . . . . . .            6,800             87,269
         Symbol Technologies, Inc. . . . . . .           11,560            150,396
                                                                       -----------
                                                                         2,479,547
                                                                       -----------
         INTERNET SOFTWARE & SERVICES (14.0%)
         Cognizant Technology
          Solutions Corp.* . . . . . . . . . .            3,910             95,248
         eBay, Inc.* . . . . . . . . . . . . .           20,495          2,135,169
         Expedia, Inc., Class A* . . . . . . .            4,450            339,891
         MicroStrategy, Inc., Class A* . . . .            2,100             76,503
         NetFlix, Inc.*. . . . . . . . . . . .            4,940            126,217
         Retek, Inc.*. . . . . . . . . . . . .           11,900             76,160
         SINA.com, Inc.* . . . . . . . . . . .           23,760            483,041
         Softbank Corp.. . . . . . . . . . . .           14,900            282,303
         Sohu.com, Inc.* . . . . . . . . . . .           25,240            862,198
         VeriSign, Inc.* . . . . . . . . . . .           32,030            442,975
         Vignette Corp.* . . . . . . . . . . .           87,050            181,064
         Yahoo Japan Corp.*. . . . . . . . . .               51            828,232
         Yahoo!, Inc.* . . . . . . . . . . . .           19,780            647,993
                                                                       -----------
                                                                         6,576,994
                                                                       -----------
         IT CONSULTING & SERVICES (2.5%)
         Affiliated Computer Services, Inc.,
          Class A* . . . . . . . . . . . . . .            8,495            388,476
         Computer Sciences Corp.*. . . . . . .            8,600            327,832
         DST Systems, Inc.*. . . . . . . . . .            3,000            114,000
         Exult, Inc.*. . . . . . . . . . . . .           10,800             92,556
         Fiserv, Inc.* . . . . . . . . . . . .            4,600            163,806
         Hewitt Associates, Inc.*. . . . . . .            1,800             42,390
         Netease.com, Inc., Class H (ADR)* . .            1,300             47,398
                                                                       -----------
                                                                         1,176,458
                                                                       -----------
         NETWORKING EQUIPMENT (3.4%)
         Brocade Communications
          Systems, Inc.* . . . . . . . . . . .           20,500            120,745
         Cisco Systems, Inc.*. . . . . . . . .           35,530            592,996
         Foundry Networks, Inc.* . . . . . . .           10,926            157,334
         Juniper Networks, Inc.* . . . . . . .           47,120            582,874
         NetScreen Technologies, Inc.* . . . .            6,630            149,507
                                                                       -----------
                                                                         1,603,456
                                                                       -----------
         OFFICE ELECTRONICS (0.3%)
         Canon, Inc. . . . . . . . . . . . . .            2,900            133,075
         Seiko Epson Corp. . . . . . . . . . .              700             20,812
                                                                       -----------
                                                                           153,887
                                                                       -----------
         SEMICONDUCTOR EQUIPMENT (5.8%)
         Applied Materials, Inc.*. . . . . . .           34,997            555,052
         ASML Holding N.V. (ADR)*. . . . . . .           15,625            149,375
         ChipPAC, Inc., Class A* . . . . . . .           43,335            332,380
         KLA-Tencor Corp.* . . . . . . . . . .            9,520            442,585
         Marvell Technology Group Ltd.*. . . .           28,630            984,013
         Teradyne, Inc.* . . . . . . . . . . .           15,035            260,256
                                                                       -----------
                                                                         2,723,661
                                                                       -----------
         SEMICONDUCTORS (12.0%)
         Altera Corp.* . . . . . . . . . . . .           44,270            726,028
         Broadcom Corp., Class A*. . . . . . .            7,150            178,107
         Cypress Semiconductor Corp.*. . . . .           18,880            226,560
         Intel Corp. . . . . . . . . . . . . .           54,220          1,126,908
         Linear Technology Corp. . . . . . . .            6,800            219,028
         Maxim Integrated Products, Inc. . . .            4,600            157,274
         PMC-Sierra, Inc.* . . . . . . . . . .            5,235             61,407
         QLogic Corp.* . . . . . . . . . . . .            2,950            142,574
         Samsung Electronics Co., Ltd. (GDR)              2,550            379,312
         Taiwan Semiconductor Manufacturing
          Co., Ltd. (ADR)* . . . . . . . . . .          129,396          1,304,312

AXA PREMIER VIP TRUST
AXA PREMIER VIP TECHNOLOGY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                      NUMBER OF           VALUE
                                                       SHARES            (NOTE 1)
------------------------------------------------------------------------------------
         Texas Instruments, Inc. . . . . . . .           40,975        $   721,160
         Xilinx, Inc.* . . . . . . . . . . . .           16,440            416,096
                                                                       -----------
                                                                         5,658,766
                                                                       -----------
         SYSTEMS SOFTWARE (12.2%)
         Adobe Systems, Inc. . . . . . . . . .           12,050            386,443
         Cognos, Inc.* . . . . . . . . . . . .            6,200            167,400
         Microsoft Corp. . . . . . . . . . . .           49,810          1,275,634
         Network Associates, Inc.* . . . . . .           21,800            276,424
         Opsware , Inc.. . . . . . . . . . . .           22,340             89,807
         Oracle Corp.* . . . . . . . . . . . .           95,915          1,152,898
         SAP AG (ADR). . . . . . . . . . . . .           46,370          1,354,931
         VERITAS Software Corp.* . . . . . . .           27,310            782,978
         Wind River Systems* . . . . . . . . .           65,175            248,317
                                                                       -----------
                                                                         5,734,832
                                                                       -----------
         TELECOMMUNICATIONS EQUIPMENT (10.3%)
         Alcatel S.A.* (ADR) . . . . . . . . .           47,630            426,289
         Alcatel S.A.* . . . . . . . . . . . .           22,700            204,631
         Amdocs Ltd.*. . . . . . . . . . . . .           45,625          1,095,000
         Corning, Inc.*. . . . . . . . . . . .           73,175            540,763
         Nokia OYJ  (ADR). . . . . . . . . . .           57,720            948,340
         QUALCOMM, Inc.. . . . . . . . . . . .           16,615            593,986
         Sonus Networks, Inc.* . . . . . . . .           19,440             97,783
         UTStarcom, Inc.*. . . . . . . . . . .           26,736            951,000
                                                                       -----------
                                                                         4,857,792
                                                                       -----------
          TOTAL INFORMATION TECHNOLOGY . . . .                          38,537,636
                                                                       -----------
         TELECOMMUNICATION SERVICES (0.6%)
         WIRELESS TELECOMMUNICATION SERVICES (0.6%)
         Vodafone Group plc (ADR). . . . . . .           14,400            282,960
                                                                       -----------
         TOTAL COMMON STOCKS (95.9%)
          (Cost $39,366,931) . . . . . . . . .                          45,057,436
                                                                       -----------

                                                      NUMBER OF
                                                      WARRANTS
                                                      -----------

         WARRANTS:
         INFORMATION TECHNOLOGY (0.6%)
         COMPUTER HARDWARE (0.3%)

         Asustek Computer, Inc.,                         50,300            130,981
          expiring 4/18/08*(S) . . . . . . . .                         -----------

         COMPUTER STORAGE & PERIPHERALS (0.3%)
         Hon Hai Precision Industry Co. Ltd.,            36,700            134,102
          expiring 1/15/04*. . . . . . . . . .                         -----------
         TOTAL WARRANTS (0.6%)
          (Cost $232,108). . . . . . . . . . .                             265,083
                                                                       -----------

                                                      PRINCIPAL
                                                       AMOUNT
                                                      -----------

         SHORT-TERM DEBT SECURITIES:
         TIME DEPOSIT (5.8%)
         J.P. Morgan Chase Nassau,
          0.58%, 7/1/03
          (Amortized Cost $2,750,210)  . . . .       $2,750,210          2,750,210
                                                                       -----------
         TOTAL INVESTMENTS (102.3%)
          (Cost/Amortized Cost $42,349,249)                             48,072,729
         OTHER ASSETS LESS LIABILITIES  (-2.3%)                         (1,069,983)
                                                                       -----------
         NET ASSETS (100%) . . . . . . . . . .                         $47,002,746
                                                                       ===========


--------------------------------------------------------------------------------
DISTRIBUTION OF INVESTMENTS BY GLOBAL REGION
As a Percentage of Total Investments

Bermuda . . . . . . . . . . . . .       2.0%
Canada. . . . . . . . . . . . . .       0.6
Cayman Islands. . . . . . . . . .       0.3
China . . . . . . . . . . . . . .       1.9
Finland . . . . . . . . . . . . .       2.0
France. . . . . . . . . . . . . .       2.2
Germany . . . . . . . . . . . . .       2.8
Japan . . . . . . . . . . . . . .       2.8
Korea . . . . . . . . . . . . . .       0.8
Netherlands . . . . . . . . . . .       0.3
Taiwan. . . . . . . . . . . . . .       2.7
United Kingdom. . . . . . . . . .       4.8
United States** . . . . . . . . .      76.8
                                      -----
                                      100.0%
                                      =====

---------
*   Non-income producing.
**  Includes Short-term Debt Securities of 5.8%.
(S) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2003, these securities amounted to $130,981 or 0.3% of net assets.

  Glossary:
  ADR-- American Depositary Receipt
  GDR-- Global Depositary Receipt

--------------------------------------------------------------------------------
Options written for the period ended June 30, 2003, were as follows:

                                                      TOTAL          TOTAL
                                                    NUMBER OF       PREMIUMS
                                                    CONTRACTS       RECEIVED
                                                   ------------  --------------
Options Outstanding -- December 31, 2002 . . . .         76        $  17,579
Options Written. . . . . . . . . . . . . . . . .        344           51,900
Options Terminated in Closing Purchase
 Transactions. . . . . . . . . . . . . . . . . .       (360)         (55,371)
Options Expired. . . . . . . . . . . . . . . . .        (12)          (3,692)
Options Exercised. . . . . . . . . . . . . . . .        (48)         (10,416)
                                                      -----        ---------
Options Outstanding -- June 30, 2003 . . . . . .         --        $      --
                                                      =====        =========

AXA PREMIER VIP TRUST
AXA PREMIER VIP TECHNOLOGY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 2003 were as follows:

COST OF PURCHASES:
Stocks and long-term
 corporate debt
 securities . . . . . .                  $43,469,182
NET PROCEEDS OF SALES
 AND REDEMPTIONS:
Stocks and long-term
 corporate debt
 securities . . . . . .                   28,683,089

As of June 30, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:


Aggregate gross
 unrealized appreciation                 $ 5,983,596
Aggregate gross
 unrealized depreciation                    (260,116)
                                         -----------
Net unrealized
 appreciation . . . . .                  $ 5,723,480
                                         ===========
Federal income tax cost
 of investments . . . .                  $42,349,249
                                         ===========


For the six months ended June 30, 2003, the Portfolio incurred approximately $932 as brokerage commissions with Bernstein (Sanford C.) & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $1,838,571 which expires in the year 2010.


                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP HEALTH CARE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2003 (Unaudited)

                                                NUMBER OF                VALUE
                                                  SHARES               (NOTE 1)
-----------------------------------------------------------------------------------
         COMMON STOCKS:
         CONSUMER STAPLES (0.5%)
         FOOD PRODUCTS (0.5%)
         Monsanto Co. . . . . . . . .                  24,883        $    538,468
                                                                     ------------
         HEALTH CARE (92.2%)
         BIOTECHNOLOGY (12.9%)
         Affymetrix, Inc.*. . . . . .                   4,100              80,811
         Amgen, Inc.* . . . . . . . .                  47,900           3,182,476
         Applera Corp. -
          Celera Genomics Group*. . .                  50,500             521,160
         Cephalon, Inc.*. . . . . . .                   8,000             329,280
         Ciphergen Biosystems, Inc.*.                  16,500             169,125
         CV Therapeutics, Inc.* . . .                  32,100             952,086
         Exelixis, Inc.*. . . . . . .                  59,300             411,542
         Genentech, Inc.* . . . . . .                  13,500             973,620
         Genzyme Corp. - General
          Division* . . . . . . . . .                  29,700           1,241,460
         Gilead Sciences, Inc.* . . .                  17,300             961,534
         Human Genome Sciences, Inc.*                  24,400             310,368
         IDEC Pharmaceuticals Corp.*.                  22,100             751,400
         Ilex Oncology, Inc.* . . . .                   9,200             178,572
         Kyphon, Inc.*. . . . . . . .                  25,200             381,024
         Medicines Co.* . . . . . . .                  17,000             334,730
         Protein Design Labs, Inc.* .                   5,050              70,599
         Regeneron Pharmaceuticals,
          Inc.* . . . . . . . . . . .                  45,000             708,750
         Repligen Corp.*. . . . . . .                   1,100               5,698
         Sangstat Medical Corp.*. . .                   4,810              62,963
         Serono S.A., Class B . . . .                   1,510             887,350
         Telik, Inc.* . . . . . . . .                  15,400             247,478
         Vertex Pharmaceuticals, Inc.*                  8,300             121,180
                                                                     ------------
                                                                       12,883,206
                                                                     ------------
         HEALTH CARE DISTRIBUTORS & SERVICES (8.6%)
         AmerisourceBergen Corp.. . .                  28,250           1,959,137
         Bard (C.R.), Inc.. . . . . .                   2,000             142,620
         Cardinal Health, Inc.. . . .                  25,100           1,613,930
         Dendrite International, Inc.*                  2,700              34,776
         Gambro AB, Class A . . . . .                  79,740             527,951
         Gambro AB, Class B . . . . .                  15,000              99,314
         Health Management Associates,
          Inc., Class A . . . . . . .                  10,000             184,500
         Laboratory Corp of
          America Holdings* . . . . .                   9,000             271,350
         McKesson Corp. . . . . . . .                  87,779           3,137,221
         MedSource Technologies, Inc.*                  8,000              34,000
         Varian Medical Systems, Inc.*                 10,000             575,700
                                                                     ------------
                                                                        8,580,499
                                                                     ------------
         HEALTH CARE EQUIPMENT (8.7%)
         Abgenix, Inc.* . . . . . . .                  39,600             415,404
         ATS Medical, Inc.* . . . . .                  34,200             133,038
         Baxter International, Inc. .                  24,900             647,400
         Becton, Dickinson & Co.. . .                  30,600           1,188,810
         Boston Scientific Corp.* . .                  16,800           1,026,480
         Cardiac Science, Inc.* . . .                 160,000             428,800
         Cytyc Corp.* . . . . . . . .                  25,000             263,000
         Guidant Corp.. . . . . . . .                  27,600           1,225,164
         Medtronic, Inc.. . . . . . .                  27,500           1,319,175
         St. Jude Medical, Inc.*. . .                  14,550             836,625
         Stryker Corp.. . . . . . . .                  13,550             939,963
         Terumo Corp. . . . . . . . .                   1,000              16,615
         Therasense, Inc.*. . . . . .                  25,700             257,000
                                                                     ------------
                                                                        8,697,474
                                                                     ------------
         HEALTH CARE FACILITIES (4.7%)
         Community Health Systems,
          Inc.* . . . . . . . . . . .                  62,000           1,195,980
         HCA, Inc.. . . . . . . . . .                  40,000           1,281,600
         Triad Hospitals, Inc.* . . .                  46,000           1,141,720
         Universal Health Services,
          Inc.,
          Class B*. . . . . . . . . .                  20,000             792,400

         VCA Antech, Inc.*. . . . . .                  15,800        $    309,206
                                                                     ------------
                                                                        4,720,906
                                                                     ------------
         HEALTH CARE SUPPLIES (1.9%)
         Beckman Coulter, Inc.. . . .                  18,500             751,840
         Centerpulse AG*. . . . . . .                   1,200             322,912
         CTI Molecular Imaging, Inc.*                  15,000             283,650
         Viasys Healthcare, Inc.* . .                  24,700             511,290
                                                                     ------------
                                                                        1,869,692
                                                                     ------------
         MANAGED HEALTH CARE (6.5%)
         Aetna, Inc.. . . . . . . . .                  17,400           1,047,480
         Anthem, Inc.*. . . . . . . .                  14,400           1,110,960
         Caremark Rx, Inc.* . . . . .                   8,500             218,280
         HMS Holdings Corp. . . . . .                 450,000           1,255,500
         PacifiCare Health Systems,
          Inc.* . . . . . . . . . . .                  33,800           1,667,354
         UnitedHealth Group, Inc. . .                   9,900             497,475
         WellPoint Health Networks,
          Inc.* . . . . . . . . . . .                   8,050             678,615
                                                                     ------------
                                                                        6,475,664
                                                                     ------------
         PHARMACEUTICALS (48.9%)
         Abbott Laboratories. . . . .                  62,100           2,717,496
         Adolor Corp.*. . . . . . . .                   9,200             112,884
         Allergan, Inc. . . . . . . .                  11,400             878,940
         Alpharma, Inc., Class A. . .                  12,500             270,000
         Altana AG. . . . . . . . . .                  10,300             644,630
         Amylin Pharmaceuticals, Inc.*                 32,500             711,425
         AstraZeneca plc (ADR). . . .                  39,500           1,610,415
         AtheroGenics, Inc.*. . . . .                  12,718             189,880
         Aventis S.A. . . . . . . . .                  25,700           1,413,956
         Aventis S.A. (ADR) . . . . .                  22,800           1,247,160
         Axcan Pharma, Inc.*. . . . .                  19,500             244,725
         Barr Laboratories, Inc.* . .                   5,100             334,050
         Biogen, Inc.*. . . . . . . .                  22,100             839,800
         BioMarin Pharmaceuticals,
          Inc.* . . . . . . . . . . .                   7,500              73,200
         Biovail Corp.* . . . . . . .                  11,900             560,014
         Bristol-Myers Squibb Co. . .                  50,000           1,357,500
         Chugai Pharmaceutical Co.,
          Ltd.. . . . . . . . . . . .                  28,100             319,204
         Connetics Corp.* . . . . . .                   9,000             134,730
         Corvas International, Inc.*.                   7,000              18,900
         Eisai Co., Ltd.. . . . . . .                  97,000           1,995,336
         Elan Corp. plc (ADR)*. . . .                  41,000             231,240
         Eli Lilly & Co.. . . . . . .                  19,800           1,365,606
         Forest Laboratories, Inc.* .                  23,300           1,275,675
         Fujisawa Pharmaceutical Co.,
          Ltd.. . . . . . . . . . . .                  80,000           1,499,063
         Isis Pharmaceuticals, Inc.*.                 100,000             530,000
         Johnson & Johnson. . . . . .                  21,950           1,134,815
         Kosan Biosciences, Inc.* . .                     500               2,950
         Kyorin Pharmaceutical Co.. .                  71,000             970,910
         Ligand Pharmaceuticals, Inc.,
          Class B*. . . . . . . . . .                  15,000             203,850
         Medicis Pharmaceutical Corp.,
          Class A . . . . . . . . . .                   5,000             283,500
         MedImmune, Inc.* . . . . . .                  13,300             483,721
         Merck & Co., Inc.. . . . . .                  55,500           3,360,525
         Mylan Laboratories, Inc. . .                   9,700             337,269
         Novartis AG (Registered) . .                  17,990             711,870
         Novo-Nordisk A/S, Class B. .                   1,300              45,509
         Ono Pharmaceutical Co. . . .                   1,000              30,980
         OSI Pharmaceuticals, Inc.* .                  16,100             518,581
         Pfizer, Inc. . . . . . . . .                 205,100           7,004,165
         Pharmaceutical Resources,
          Inc.* . . . . . . . . . . .                  11,300             549,858
         Ribapharm, Inc.* . . . . . .                  15,600             100,620
         Rigel Pharmaceuticals, Inc..                   2,589              28,039
         Roche Holding AG . . . . . .                   8,000             627,515
         Sankyo Co., Ltd. . . . . . .                  79,000             943,460
         Sanofi-Synthelabo S.A. . . .                   7,600             445,103
         Santen Pharmaceutical Co.,
          Ltd.. . . . . . . . . . . .                   1,000               9,536
         Schering-Plough Corp.. . . .                 108,800           2,023,680
         Shionogi & Co., Ltd. . . . .                  44,000             596,194

AXA PREMIER VIP TRUST
AXA PREMIER VIP HEALTH CARE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2003 (Unaudited)

                                                NUMBER OF                VALUE
                                                  SHARES               (NOTE 1)
-----------------------------------------------------------------------------------
         Shire Pharmaceuticals
          Group plc (ADR)*. . . . . .                  10,000        $    197,000
         Shire Pharmaceuticals Group
          plc*. . . . . . . . . . . .                  87,000             574,248
         Takeda Chemical Industries
          Ltd.. . . . . . . . . . . .                  31,000           1,143,702
         Teva Pharmaceutical
          Industries Ltd. (ADR) . . .                  12,500             711,625
         Watson Pharmaceuticals, Inc.*                 16,300             658,031
         Wyeth. . . . . . . . . . . .                  71,750           3,268,212
         Yamanouchi Pharmaceutical
          Co., Ltd. . . . . . . . . .                  52,000           1,355,486
                                                                     ------------
                                                                       48,896,783
                                                                     ------------
          TOTAL HEALTH CARE . . . . .                                  92,124,224
                                                                     ------------
         INDUSTRIALS (0.2%)
         COMMERCIAL SERVICES AND SUPPLIES (0.2%)
         Cerner Corp.*. . . . . . . .                   7,500             172,125
                                                                     ------------
         INFORMATION TECHNOLOGY (0.3%)
         ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
         Varian, Inc.*. . . . . . . .                   1,200              41,604
         Wilson Greatbatch
          Technologies, Inc.* . . . .                   8,000             288,800
                                                                     ------------
          TOTAL INFORMATION TECHNOLOGY                                    330,404
                                                                     ------------
         MATERIALS (1.1%)
         CHEMICALS (1.1%)
         Akzo Nobel N.V.. . . . . . .                   3,000              79,512
         Bayer AG . . . . . . . . . .                  17,026             392,993
         Millennium Pharmaceuticals,
          Inc.* . . . . . . . . . . .                  37,700             593,021
                                                                     ------------
          TOTAL MATERIALS . . . . . .                                   1,065,526
                                                                     ------------
         TOTAL COMMON STOCKS (94.3%)
          (Cost $84,553,391). . . . .                                  94,230,747
                                                                     ------------

                                                      PRINCIPAL         VALUE
                                                       AMOUNT          (NOTE 1)
-----------------------------------------------------------------------------------
         SHORT-TERM DEBT SECURITIES:
         TIME DEPOSIT (0.6%)
          J.P. Morgan Chase Nassau,
           0.58%, 7/1/03. . . . . . .           $     555,532        $    555,532
                                                                     ------------
         U.S. GOVERNMENT AGENCY (5.5%)
          Federal Home Loan Bank
           (Discount Note), 7/1/03. .               5,532,000           5,531,854
                                                                     ------------
         TOTAL SHORT-TERM DEBT SECURITIES (6.1%)
          (Amortized Cost $6,087,386)                                   6,087,386
                                                                     ------------
         TOTAL INVESTMENTS (100.4%)
          (Cost/Amortuized Cost $90,640,777)                          100,318,133
         OTHER ASSETS LESS LIABILITIES
          (-0.4%) . . . . . . . . . .                                    (358,128)
                                                                     ------------
         NET ASSETS (100%)  . . . . .                                $ 99,960,005
                                                                     ============

---------
* Non-income producing.

  Glossary:
  ADR-- American Depositary Receipt


--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 2003 were as follows:

COST OF PURCHASES:
Stocks and long-term
 corporate debt
 securities . . . . . .                  $61,192,203
NET PROCEEDS OF SALES
 AND REDEMPTIONS:
Stocks and long-term
 corporate debt
 securities . . . . . .                   28,521,194

As of June 30, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross
 unrealized appreciation                 $11,649,126
Aggregate gross
 unrealized depreciation                  (1,971,770)
                                         -----------
Net unrealized
 appreciation . . . . .                  $ 9,677,356
                                         ===========
Federal income tax cost
 of investments . . . .                  $90,640,777
                                         ===========

For the six months ended June 30, 2003, the Portfolio incurred approximately $25 as brokerage commissions with Bernstein (Sanford C.) & Co., Inc., an affiliated broker/dealer.

The Portfolio has net capital loss carryforward of $1,119,482 which expires in the year 2010.

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2003 (Unaudited)

                                                 PRINCIPAL              VALUE
                                                  AMOUNT               (NOTE 1)
-----------------------------------------------------------------------------------
         LONG-TERM DEBT SECURITIES:
         CONSUMER DISCRETIONARY (2.9%)
         AUTOMOBILES (0.7%)
         DaimlerChrysler AG
          7.45%, 3/1/27 . . . . . . . .        $   330,000          $     345,825
         DaimlerChrysler NA Holdings Corp.
          4.75%, 1/15/08. . . . . . . .            235,000                241,062
          3.75%, 6/4/08 . . . . . . . .            975,000                965,556
          8.50%, 1/18/31. . . . . . . .            160,000                188,459
         Ford Motor Co.
          7.45%, 7/16/31. . . . . . . .            649,000                594,526
         General Motors Corp.
          8.13%, 7/15/23. . . . . . . .          1,070,000              1,064,757
          8.38%, 7/15/33. . . . . . . .            580,000                569,670
                                                                    -------------
                                                                        3,969,855
                                                                    -------------
         CASINOS & GAMING (0.2%)
         Harrah's Operating Co., Inc.
          7.50%, 1/15/09. . . . . . . .            100,000                118,483
         MGM Mirage, Inc.
          8.50%, 9/15/10. . . . . . . .            475,000                558,125
         Park Place Entertainment Corp.
          7.50%, 9/1/09 . . . . . . . .            500,000                547,500
                                                                    -------------
                                                                        1,224,108
                                                                    -------------
         HOTELS (0.0%)
         ITT Corp.
          6.75%, 11/15/03 . . . . . . .            100,000                101,000
                                                                    -------------
         MEDIA (2.0%)
         AOL Time Warner, Inc.
          5.63%, 5/1/05 . . . . . . . .             15,000                 15,925
          6.13%, 4/15/06. . . . . . . .            415,000                453,780
          6.15%, 5/1/07 . . . . . . . .            100,000                112,493
          7.63%, 4/15/31. . . . . . . .            350,000                403,937
          7.70%, 5/1/32 . . . . . . . .            398,000                464,638
         British Sky Broadcasting plc
          8.20%, 7/15/09. . . . . . . .            300,000                355,500
         Clear Channel Communications, Inc.
          7.65%, 9/15/10. . . . . . . .            420,000                505,427
         Comcast Cable Communications, Inc.
          6.38%, 1/30/06. . . . . . . .            190,000                207,336
          6.20%, 11/15/08 . . . . . . .             30,000                 33,782
          6.88%, 6/15/09. . . . . . . .             40,000                 46,245
         Comcast Corp.
          5.50%, 3/15/11. . . . . . . .            555,000                593,348
          6.50%, 1/15/15. . . . . . . .            969,000              1,089,771
          7.05%, 3/15/33. . . . . . . .            330,000                366,514
         Continental Cablevision, Inc.
          8.30%, 5/15/06. . . . . . . .            270,000                310,699
         COX Communications, Inc.
          6.15%, 8/1/03 (l) . . . . . .            964,000                964,643
         CSC Holdings, Inc.
          7.63%, 4/1/11 . . . . . . . .            300,000                303,000
         News America Holdings, Inc.
          7.75%, 1/20/24. . . . . . . .            145,000                168,016
         Rogers Cablesystems Ltd.
          10.00%, 3/15/05 . . . . . . .            200,000                217,000
         TCI Communications, Inc.
          7.88%, 2/15/26. . . . . . . .            330,000                386,840
         Time Warner, Inc.
          6.88%, 6/15/18. . . . . . . .             30,000                 33,740
          6.95%, 1/15/28. . . . . . . .            110,000                117,761
          6.63%, 5/15/29. . . . . . . .            730,000                752,718
         Turner Broadcasting Systems,
          Inc.
          7.40%, 2/1/04 . . . . . . . .            300,000                306,882
          8.38%, 7/1/13 . . . . . . . .            110,000                135,213

         Walt Disney Co.
          3.90%, 9/15/03. . . . . . . .        $ 1,200,000          $   1,205,711
          5.13%, 12/15/03 . . . . . . .          1,200,000              1,221,309
                                                                    -------------
                                                                       10,772,228
                                                                    -------------
          TOTAL CONSUMER DISCRETIONARY                                 16,067,191
                                                                    -------------
         CONSUMER STAPLES (0.9%)
         FOOD PRODUCTS (0.5%)
         General Mills, Inc.
          5.13%, 2/15/07. . . . . . . .            750,000                816,995
          6.00%, 2/15/12. . . . . . . .            275,000                310,463
         Kellogg Co.
          2.88%, 6/1/08 . . . . . . . .            255,000                253,206
          6.60%, 4/1/11 . . . . . . . .            335,000                392,864
         Kraft Foods, Inc.
          5.63%, 11/1/11. . . . . . . .            900,000                980,703
          6.50%, 11/1/31. . . . . . . .            100,000                110,415
         Unilever Capital Corp.
          5.90%, 11/15/32 . . . . . . .             70,000                 75,370
                                                                    -------------
                                                                        2,940,016
                                                                    -------------
         FOOD RETAIL (0.4%)
         Kroger Co.
          6.80%, 4/1/11 . . . . . . . .            275,000                313,737
          5.50%, 2/1/13 . . . . . . . .            468,000                494,002
         Safeway, Inc.
          3.63%, 11/5/03. . . . . . . .          1,000,000              1,003,494
          6.05%, 11/15/03 . . . . . . .            230,000                233,454
                                                                    -------------
                                                                        2,044,687
                                                                    -------------
          TOTAL CONSUMER STAPLES  . . .                                 4,984,703
                                                                    -------------
         ENERGY (0.4%)
         INTEGRATED OIL & GAS (0.3%)
         Amerada Hess Corp.
          7.30%, 8/15/31. . . . . . . .            250,000                288,954
          7.13%, 3/15/33. . . . . . . .            100,000                113,819
         ConocoPhillips Corp.
          5.90%, 10/15/32 . . . . . . .            340,000                364,835
          6.95%, 4/15/29. . . . . . . .            390,000                469,230
         Occidental Petroleum Corp.
          6.75%, 1/15/12. . . . . . . .            325,000                386,482
         Phillips Petroleum Co.
          7.00%, 3/30/29. . . . . . . .             30,000                 36,296
                                                                    -------------
                                                                        1,659,616
                                                                    -------------
         OIL & GAS EQUIPMENT & SERVICES (0.0%)
         Consolidated Natural Gas Co.
          6.85%, 4/15/11. . . . . . . .            100,000                118,849
                                                                    -------------
         OIL & GAS EXPLORATION & PRODUCTION (0.0%)
         Anadarko Petroleum Corp.
          5.38%, 3/1/07 . . . . . . . .             55,000                 60,184
         Devon Energy Corp.
          7.95%, 4/15/32. . . . . . . .             75,000                 96,539
                                                                    -------------
                                                                          156,723
                                                                    -------------
         OIL & GAS REFINING & MARKETING (0.1%)
         Valero Energy Corp.
          6.05%, 3/15/13(S) . . . . . .            560,000                592,246
                                                                    -------------
          TOTAL ENERGY  . . . . . . . .                                 2,527,434
                                                                    -------------
         FINANCIALS (64.4%)
         ASSET BACKED (4.2%)
         Amortizing Residential Collateral Trust,
          Series 02-BC3M A
          1.31%, 6/25/32 (l). . . . . .            568,786                564,691
          Series 02-BC4 A
          1.33%, 7/25/32 (l). . . . . .            500,867                500,486
         Bank of America Funding Corp.,
          Series 03-1 A1
          6.00%, 5/20/33. . . . . . . .          1,832,152              1,868,270

AXA PREMIER VIP TRUST
AXA PREMIER VIP CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                 PRINCIPAL              VALUE
                                                  AMOUNT               (NOTE 1)
-----------------------------------------------------------------------------------
         Bear Stearns Asset Backed
          Securities, Inc.,
          Series 01-A AI1
          1.36%, 6/15/16 (l). . . . . .        $    18,295         $       18,296
          Series 02-2 A1
          1.37%, 10/25/32 (l) . . . . .            167,201                167,387
         Chase Funding Loan Acquisition Trust,
          Series 01-FF1 A2
          1.38%, 4/25/31 (l). . . . . .            166,216                166,233
         Chase Manhattan Auto Owner Trust,
          Series 00-A A4
          6.26%, 6/15/07. . . . . . . .          1,250,000              1,286,933
         Citibank Credit Card Issuance Trust,
          Series 03-A6 A6
          2.90%, 5/17/10. . . . . . . .          2,475,000              2,484,860
         Countrywide Asset Backed Certificates,
          Series 03-BC3 A1
          1.21%, 5/25/21 (l). . . . . .          1,810,000              1,810,000
         Credit Suisse First Boston
          Mortgage Securities Corp.,
          Series 02-HE4 A2
          1.48%, 8/25/32 (l). . . . . .            569,792                571,239
         Discover Card Master Trust I,
          Series 00-8 A
          1.28%, 4/15/06 (l). . . . . .          1,300,000              1,300,032
         Ford Credit Auto Owner Trust,
          Series 01-B A4
          5.12%, 10/15/04 . . . . . . .            254,069                256,072
         Fremont Home Loan Trust,
          Series 03-1 A2
          1.38%, 2/25/33+(l). . . . . .          1,087,037              1,086,187
         GMAC Mortgage Corp. Loan Trust,
          Series 99-HLTV A1
          1.71%, 11/18/25 (l) . . . . .             78,958                 79,086
         Heller Financial, Inc.,
          Series 99-PH1 A1
          6.50%, 5/15/31. . . . . . . .            172,140                189,542
          Series 99-PH1 A2
          6.85%, 5/15/31. . . . . . . .            475,000                556,958
         Home Equity Asset Trust,
          Series 02-1 A4
          1.34%, 11/25/32 (l) . . . . .            417,963                417,729
         Household Mortgage Loan Trust,
          Series 02-HC1 A
          1.40%, 5/20/32 (l). . . . . .            440,073                440,858
         Merrill Lynch Mortgage Investors, Inc.,
          Series 02-AFC1 AV1
          1.41%, 4/25/31 (l). . . . . .            220,718                220,985
         Morgan Stanley Dean Witter
          Capital I,
          Series 02-HE1 A2
          1.37%, 7/25/32 (l). . . . . .            648,190                648,267
         Nissan Auto Receivables Owner
          Trust,
          Series 02-B A3
          3.99%, 12/15/05 . . . . . . .            400,000                408,138
         Racers,
          Series 97-R-8-3
          1.59%, 8/15/07+(S)(l) . . . .            800,000                792,266
         Renaissance Home Equity Loan Trust,
          Series 03-2A
          1.47%, 8/25/33+(l). . . . . .            380,000                379,406
         Saxon Asset Securities Trust,
          Series 02-3 AV
          1.44%, 12/25/32 (l) . . . . .            452,161                452,869
         Sears Credit Account Master Trust,
          Series 02-3 A.
          1.47%, 5/17/16 (l). . . . . .          1,050,000              1,022,887
         Sequoia Mortgage Trust,
          Series 10-2A1
          1.67%, 7/31/33+(l). . . . . .            890,000                888,366
         SLM Student Loan Trust,
          Series 03-3 A2
          1.15%, 6/15/10 (l). . . . . .          1,700,000              1,700,000
         Structured Asset Securities Corp.,
          Series 03-AL2 A
          3.36%, 1/25/31(S) . . . . . .          1,707,875              1,691,748
         Tandy Master Trust,
          Series 03-1 A1
          3.23%, 6/30/33+(S)(b) . . . .            630,000                629,015
         Vanderbilt Acquisition Loan Trust,
          Series 02-1 A1
          3.28%, 1/7/13 . . . . . . . .            567,593                573,199
                                                                    -------------
                                                                       23,172,005
                                                                    -------------
         BANKS (0.8%)
         Bank of America Corp.
          7.80%, 2/15/10. . . . . . . .            195,000                240,420
          7.40%, 1/15/11. . . . . . . .            100,000                122,861
          4.88%, 9/15/12. . . . . . . .            425,000                448,531
         Bank One NA Illinois
          3.70%, 1/15/08. . . . . . . .            450,000                467,910
         European Investment Bank
          5.63%, 1/24/06. . . . . . . .            105,000                114,952
         FleetBoston Financial Corp.
          4.20%, 11/30/07 . . . . . . .            185,000                194,586
         HSBC Capital Funding LP
          10.17%, 12/29/49(S)(l). . . .            200,000                314,123
         HSBC Holdings plc
          5.25%, 12/12/12 . . . . . . .            175,000                186,641
         International Finance Corp.
          4.75%, 4/30/07. . . . . . . .            100,000                107,682
         Northern Trust Co.
          4.60%, 2/1/13 . . . . . . . .            350,000                360,822
         Popular North America, Inc.
          2.94%, 10/15/03 (l) . . . . .            200,000                200,561
         Royal Bank of Scotland Group
          plc (ADR)
          9.12%, 12/31/49 . . . . . . .            125,000                161,180
         TIAA Global Markets
          3.88%, 1/22/08(S) . . . . . .            825,000                865,960
         U.S. Bancorp
          3.95%, 8/23/07. . . . . . . .            250,000                262,309
         Wells Fargo Financial, Inc.
          5.50%, 8/1/12 . . . . . . . .            250,000                277,628
                                                                    -------------
                                                                        4,326,166
                                                                    -------------
         COLLATERALIZED MORTGAGE OBLIGATIONS (4.5%)
         ABN Amro Mortgage Corp.,
          Series 02-5 2A2
          6.50%, 7/25/17. . . . . . . .            321,583                327,478
         Bank of America Corp.,
          Series 03-5 2A1
          5.00%, 7/25/18. . . . . . . .          2,100,000              2,153,823
         Bank of America Mortgage Securities,
          Series 01-C A6
          6.18%, 7/25/31 (l). . . . . .             81,399                 82,663
          Series 02-K 2A1
          5.77%, 10/20/32 (l) . . . . .            834,046                861,020
         Bear Stearns Adjustable Rate
          Mortgage Trust,
          Series 02-2 IIIA
          6.76%, 6/25/31 (l). . . . . .             29,163                 30,199
         Bear Stearns Asset Backed
          Securities, Inc.,
          Series 03-2 A2
          1.56%, 3/25/43 (l). . . . . .          1,300,000              1,300,000

AXA PREMIER VIP TRUST
AXA PREMIER VIP CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                 PRINCIPAL              VALUE
                                                  AMOUNT               (NOTE 1)
-----------------------------------------------------------------------------------
          CDC Mortgage Capital Trust,
          Series 02-HE2 A
          1.33%, 1/25/33 (l). . . . . .        $   371,102          $     370,969
         Commercial Mortgage Asset Trust,
          Series 99-C1 A3
          6.64%, 1/17/32. . . . . . . .            600,000                701,297
         Countrywide Home Loans,
          Series 02-HYB2 6A1
          4.86%, 9/19/32 (l). . . . . .            620,615                629,484
         Credit Suisse First Boston
          Mortgage Securities Corp.,
          Series 02-9 2X
          2.48%, 3/25/32+(S)(b) . . . .            384,153                377,054
          Series 02-AR2 2A1
          1.44%, 2/25/32 (l). . . . . .            138,405                138,880
          Series P2A-A21
          2.17%, 3/25/32+(S)(b) . . . .            568,401                561,306
         Credit-Based Asset Servicing
          and Securitization,
          Series 02-CB1 A2A
          1.38%, 8/25/29 (l). . . . . .            236,302                236,538
         Credit Suisse First Boston
          Mortgage Securities Corp.
          8/25/33+(S)(b). . . . . . . .            925,828                924,363
         DLJ Commercial Mortgage Corp.,
          Series 99-CG1 A1B
          6.46%, 3/10/32. . . . . . . .            275,000                318,941
         DLJ Mortgage Acceptance Corp.,
          Series 94-3 A10
          6.50%, 4/25/24. . . . . . . .          1,094,070              1,112,040
         Financial Assets Securities
          Corp., Series 03-1A A1
          1.15%, 9/27/33+(S)(b)(l). . .            660,000                659,188
         First Horizon Asset Securities, Inc.,
          Series 00-H 1A
          7.00%, 9/25/30. . . . . . . .             63,867                 64,493
         GMAC Commercial Mortgage
          Securities, Inc.,
          Series 99-2 A2
          6.95%, 9/15/33. . . . . . . .            325,000                382,281
         LB Commercial Conduit Mortgage
          Trust,
          Series 98-C4 A1B
          6.21%, 10/15/35 . . . . . . .          1,425,000              1,614,747
         MASTR Asset Securitization Trust,
          Series 02-6 2A1
          5.75%, 10/25/17 . . . . . . .            997,186              1,020,428
         PaineWebber Mortgage Acceptance
          Corp.,
          Series 99-C1 A2
          6.82%, 4/15/09. . . . . . . .            283,500                326,052
         PNC Mortgage Acceptance Corp.,
          Series 99-5 1A7
          6.30%, 6/25/29. . . . . . . .             26,880                 26,836
         Salomon Brothers Mortgage
          Securities VII,
          Series 00-C3 A2
          6.59%, 12/18/33 . . . . . . .          1,375,000              1,604,797
         Sequoia Mortgage Trust,
          Series 10-2A1
          1.48%, 10/20/27 (l) . . . . .            952,168                955,194
         Small Business Investment Companies,
          Series 03-10A 1
          4.50%, 3/1/23 . . . . . . . .          1,100,000              1,119,789
         Structured Asset Mortgage
          Investments, Inc.,
          Series 02-AR3 A1
          1.42%, 9/19/32 (e). . . . . .            564,475                557,838
         Structured Asset Securities Corp.,
          Series 01-3A 1A1
          1.52%, 3/25/31 (l). . . . . .             55,795                 56,124
          Series 02-6 3A1
          6.25%, 4/25/32. . . . . . . .          1,032,222              1,054,223
          Series 02-9 A2
          2.16%, 10/25/27 (l) . . . . .            410,343                403,045
          Series 02-HF1 A
          1.33%, 1/25/33 (l). . . . . .            255,553                255,222
         Wachovia Bank Commercial
          Mortgage Trust,
          Series 03-WHL2 A1
          1.22%, 6/15/13+(S)(b)(l). . .            730,000                729,729
         Washington Mutual Financial,
          Series 00-3A
          3.25%, 12/25/40 (l) . . . . .            729,354                734,107
          Series 02-S3 1A3
          6.25%, 6/25/32. . . . . . . .            126,183                126,843
          Series 99-WM1 3A2
          6.40%, 10/19/39 (l) . . . . .            440,287                441,725
         Washington Mutual Mortgage
          Securities Corp.,
          Series 01-2 A3
          6.01%, 1/25/31 (l). . . . . .            140,100                141,383
          Series 02-MS12 A
          6.50%, 5/25/32. . . . . . . .            367,476                376,694
          Series 02-S8 2A1
          4.50%, 1/25/18. . . . . . . .          1,033,301              1,046,600
         Wells Fargo Mortgage Backed
          Securities Trust,
          Series 01-29 A2
          6.00%, 11/25/16 . . . . . . .            287,949                294,102
          Series 02-E 2A1
          5.11%, 9/25/32 (l). . . . . .            267,700                271,507
                                                                    -------------
                                                                       24,903,283
                                                                    -------------
         DIVERSIFIED FINANCIALS (4.3%)
         Ameritech Capital Funding Corp.
          6.25%, 5/18/09. . . . . . . .            275,000                311,316
         Anadarko Finance Co.
          7.50%, 5/1/31 . . . . . . . .             25,000                 31,405
         ASIF Global Financing XVIII
          3.85%, 11/26/07(S). . . . . .            825,000                852,482
         Bear Stearns Co.
          2.88%, 7/2/08 . . . . . . . .            525,000                520,375
         CIT Group, Inc.
          5.50%, 11/30/07 . . . . . . .          1,142,000              1,235,473
         Citicorp
          7.75%, 6/15/06. . . . . . . .             25,000                 28,930
         Citigroup, Inc.
          6.75%, 12/1/05. . . . . . . .            130,000                144,943
          5.75%, 5/10/06. . . . . . . .            605,000                667,905
          3.50%, 2/1/08 . . . . . . . .          1,025,000              1,054,310
          6.20%, 3/15/09. . . . . . . .            300,000                348,650
          7.25%, 10/1/10. . . . . . . .            630,000                763,318
          5.88%, 2/22/33. . . . . . . .            230,000                241,827
         Conoco Funding Co.
          5.45%, 10/15/06 . . . . . . .            205,000                226,294
         Credit Suisse First Boston USA, Inc.
          6.13%, 11/15/11 . . . . . . .            345,000                386,481
         Devon Financing Corp.
          6.88%, 9/30/11. . . . . . . .            250,000                293,259
          7.88%, 9/30/31. . . . . . . .             50,000                 63,490
         Ford Motor Credit Co.
          6.88%, 2/1/06 . . . . . . . .            805,000                853,783
          6.50%, 1/25/07. . . . . . . .            495,000                520,801

AXA PREMIER VIP TRUST
AXA PREMIER VIP CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                 PRINCIPAL              VALUE
                                                  AMOUNT               (NOTE 1)
-----------------------------------------------------------------------------------
          7.38%, 10/28/09 . . . . . . .        $   320,000          $     335,460
          7.88%, 6/15/10. . . . . . . .             35,000                 37,506
          7.38%, 2/1/11 . . . . . . . .            225,000                232,621
          7.25%, 10/25/11 . . . . . . .
         General Electric Capital Corp.
          5.35%, 3/30/06. . . . . . . .            310,000                336,743
          3.50%, 5/1/08 . . . . . . . .            265,000                271,351
          6.13%, 2/22/11. . . . . . . .          1,295,000              1,476,679
          5.88%, 2/15/12. . . . . . . .            880,000                984,375
          6.00%, 6/15/12. . . . . . . .            175,000                197,534
         General Motors Acceptance Corp.
          6.88%, 9/15/11. . . . . . . .          1,020,000              1,023,404
          8.00%, 11/1/31. . . . . . . .            831,000                815,348
         Goldman Sachs Group, Inc.
          7.35%, 10/1/09. . . . . . . .             50,000                 60,842
          6.88%, 1/15/11. . . . . . . .            300,000                353,984
          6.13%, 2/15/33. . . . . . . .            617,000                661,655
         Household Finance Corp.
          4.63%, 1/15/08. . . . . . . .            375,000                400,141
          5.88%, 2/1/09 . . . . . . . .            130,000                144,933
          6.75%, 5/15/11. . . . . . . .             75,000                 87,103
          6.38%, 10/15/11 . . . . . . .            305,000                346,804
          7.00%, 5/15/12. . . . . . . .            150,000                177,548
          6.38%, 11/27/12 . . . . . . .            225,000                256,303
          7.63%, 5/17/32. . . . . . . .            150,000                190,137
         J.P. Morgan Chase & Co.
          5.25%, 5/30/07. . . . . . . .            525,000                575,882
          6.75%, 2/1/11 . . . . . . . .            195,000                228,871
         Lehman Brothers Holdings, Inc.
          6.25%, 5/15/06. . . . . . . .            575,000                642,398
          6.63%, 1/18/12. . . . . . . .             40,000                 46,895
         Morgan Stanley
          6.10%, 4/15/06. . . . . . . .            275,000                302,746
          5.80%, 4/1/07 . . . . . . . .            275,000                303,704
          4.25%, 5/15/10. . . . . . . .            125,000                128,661
          6.75%, 4/15/11. . . . . . . .            270,000                315,814
         Panhandle Holding Co.
          6.50%, 7/15/09. . . . . . . .            300,000                331,500
         Pemex Finance Ltd.
          9.03%, 2/15/11. . . . . . . .            100,000                123,257
         Redwood Capital II, Ltd.
          4.11%, 1/1/04(S)(b)(l). . . .            200,000                199,786
         Sears Roebuck Acceptance Corp.
          6.25%, 5/1/09 . . . . . . . .             50,000                 55,867
          6.70%, 4/15/12. . . . . . . .            430,000                485,283
          7.00%, 6/1/32 . . . . . . . .            100,000                111,855
         SLM Corp.
          1.39%, 7/25/07 (l). . . . . .            720,000                718,877
         Sprint Capital Corp.
          6.88%, 11/15/28 . . . . . . .            558,000                559,805
         Verizon Global Funding Corp.
          7.75%, 12/1/30. . . . . . . .            590,000                747,221
         Verizon Wireless Capital
          1.49%, 12/17/03 (l) . . . . .          1,170,000              1,169,626
                                                                    -------------
                                                                       23,983,561
                                                                    -------------
         FOREIGN GOVERNMENT (3.0%)
          Federative Republic of Brazil
          2.13%, 4/15/06 (l). . . . . .            897,600                848,232
          11.50%, 3/12/08 . . . . . . .            340,000                356,150
          2.188%, 4/15/09 (l) . . . . .            635,294                533,647
          11.00%, 1/11/12 . . . . . . .            100,000                 99,500
          8.00%, 4/15/14. . . . . . . .          2,019,512              1,762,024
          8.88%, 4/15/24. . . . . . . .            150,000                114,000
         Government of Chile
          5.50%, 1/15/13. . . . . . . .          1,000,000              1,058,000
         Government of Croatia
          2.19%, 7/31/06 (l). . . . . .             72,284                 71,923
          2.19%, 7/31/10 (l). . . . . .            204,545                203,523
         Province of Quebec
          7.50%, 7/15/23. . . . . . . .            220,000                287,527
          7.13%, 2/9/24 . . . . . . . .             50,000                 62,762
          7.37%, 3/6/26 (e) . . . . . .            100,000                129,309
          7.38%, 4/9/26 (e) . . . . . .            175,000                228,159
         Republic of Bulgaria
          2.19%, 7/28/11 (l). . . . . .            192,000                181,920
         Republic of Colombia
          9.75%, 4/9/11 . . . . . . . .            347,266                395,015
          10.38%, 1/28/33 . . . . . . .            400,000                460,000
         Republic of Panama
          8.25%, 4/22/08. . . . . . . .            100,000                110,500
          9.63%, 2/8/11 . . . . . . . .            350,000                406,000
          2.19%, 7/17/16 (l). . . . . .            114,543                 91,634
         Republic of Peru
          9.13%, 1/15/08. . . . . . . .            500,000                542,500
          9.13%, 2/21/12. . . . . . . .            350,000                365,750
          9.13%, 2/21/12. . . . . . . .          1,143,000              1,218,438
          4.50%, 3/7/17 (e) . . . . . .            100,000                 76,000
         Republic of South Africa
          7.38%, 4/25/12. . . . . . . .          1,270,000              1,460,627
          7.38%, 4/25/12. . . . . . . .            100,000                114,750
         United Mexican States
          4.63%, 10/8/08. . . . . . . .            200,000                204,200
          8.38%, 1/14/11. . . . . . . .            900,000              1,086,705
          8.38%, 1/14/11. . . . . . . .            415,000                497,170
          7.50%, 1/14/12. . . . . . . .            540,000                621,783
          6.38%, 1/16/13. . . . . . . .          1,025,000              1,086,500
          8.13%, 12/30/19 . . . . . . .            475,000                541,500
          8.00%, 9/24/22. . . . . . . .            250,000                280,000
          8.30%, 8/15/31. . . . . . . .          1,090,000              1,255,135
                                                                    -------------
                                                                       16,750,883
                                                                    -------------
         INSURANCE (0.2%)
         American General Capital II
          8.50%, 7/1/30 . . . . . . . .             90,000                124,719
         Fund American Cos., Inc.
          5.88%, 5/15/13. . . . . . . .            200,000                209,126
         Marsh & McLennan Cos., Inc.
          6.25%, 3/15/12. . . . . . . .             45,000                 51,295
         MassMutual Life Insurance Co.
          5.63%, 5/15/33(S) . . . . . .            200,000                203,926
         Metlife Global Funding I
          4.75%, 6/20/07(S) . . . . . .            200,000                215,562
         Metlife, Inc.
          6.50%, 12/15/32 . . . . . . .            100,000                114,116
         Principal Life Global Funding I
          5.25%, 1/15/13(S) . . . . . .            325,000                345,016
                                                                    -------------
                                                                        1,263,760
                                                                    -------------
         MORTGAGE RELATED (0.1%)
         Chase Commercial Mortgage
          Securities Corp.,
          Series 99-2 A2
          7.20%, 1/15/32. . . . . . . .            530,000                635,102
                                                                    -------------
         MUNICIPAL SECURITIES (1.6%)
         California State Department
          Water Reserves Power Supply
          Revenue, Taxable,
          Series E
          3.98%, 5/1/05 . . . . . . . .            250,000                256,270
         Clark County, Nevada School
          District, General Obligation
          Bonds,
          Series C
          5.38%, 6/15/13. . . . . . . .          1,010,000              1,169,065
         Cook County, Illinois, General
          Obligation Bonds,
          Series B
          5.00%, 11/15/12 . . . . . . .          1,245,000              1,419,200

AXA PREMIER VIP TRUST
AXA PREMIER VIP CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                 PRINCIPAL              VALUE
                                                  AMOUNT               (NOTE 1)
-----------------------------------------------------------------------------------
         Energy NorthWest Washington
          Electric Revenue
          5.50%, 7/1/14 . . . . . . . .        $ 1,000,000          $   1,160,130
         Illinois State
          5.10%, 6/1/33 . . . . . . . .          2,475,000              2,433,841
         New Jersey Economic Development
          Authority, State Pension
          Funding Revenue, Series B
          (Zero Coupon), 2/15/24. . . .          2,250,000                716,243
         New York City Municipal Water
          Finance Authority
          5.00%, 6/15/29. . . . . . . .            300,000                311,466
          5.00%, 6/15/34. . . . . . . .            520,000                541,278
          5.13%, 6/15/34. . . . . . . .            200,000                210,832
         Salt River Project Agricultural
          Improvement & Power District/
          Arizona
          5.00%, 1/1/31 . . . . . . . .            350,000                365,715
         San Francisco, California City
          & County Public Utilities
          Commission, Water Revenue
          5.00%, 11/1/32. . . . . . . .            300,000                312,789
                                                                    -------------
                                                                        8,896,829
                                                                    -------------
         REAL ESTATE (0.3%)
         Avalonbay Communities, Inc.
          6.63%, 9/15/11. . . . . . . .            270,000                307,557
         EOP Operating LP
          7.00%, 7/15/11. . . . . . . .            450,000                522,256
          6.75%, 2/15/12. . . . . . . .             50,000                 56,950
          7.50%, 4/19/29. . . . . . . .             20,000                 23,038
         Equity Residential Properties
          Trust
          6.63%, 3/15/12. . . . . . . .            175,000                200,489
         ERP Operating LP
          5.20%, 4/1/13 . . . . . . . .            500,000                522,862
                                                                    -------------
                                                                        1,633,152
                                                                    -------------
         U.S. GOVERNMENT (14.4%)
         U.S. Treasury Bonds
          10.38%, 11/15/12. . . . . . .          2,420,000              3,223,609
          12.00%, 8/15/13 . . . . . . .          2,400,000              3,487,781
          9.25%, 2/15/16. . . . . . . .             80,000                122,491
          8.13%, 8/15/19. . . . . . . .          4,415,000              6,385,366
          8.50%, 2/15/20. . . . . . . .          3,830,000              5,735,873
          8.13%, 5/15/21. . . . . . . .          4,500,000              6,571,584
          8.00%, 11/15/21 . . . . . . .          2,380,000              3,447,932
          (Zero Coupon), 11/15/22 . . .         23,910,000              9,205,447
          6.25%, 8/15/23. . . . . . . .            114,000                139,641
          6.00%, 2/15/26. . . . . . . .          5,620,000              6,717,878
          6.75%, 8/15/26. . . . . . . .          1,315,000              1,713,558
          6.50%, 11/15/26 . . . . . . .          1,330,000              1,687,282
          5.38%, 2/15/31. . . . . . . .          3,060,000              3,445,728
         U.S. Treasury Notes
          2.00%, 11/30/04 . . . . . . .            235,000                237,791
          2.00%, 5/15/06. . . . . . . .            510,000                515,419
          2.63%, 5/15/08. . . . . . . .          3,455,000              3,486,582
          6.50%, 2/15/10. . . . . . . .          2,010,000              2,438,460
          4.00%, 11/15/12 . . . . . . .          1,990,000              2,070,766
          3.63%, 5/15/13. . . . . . . .          4,140,000              4,172,342
          Inflation Indexed
          3.50%, 1/15/11. . . . . . . .          6,341,340              7,202,373
          3.38%, 1/15/12. . . . . . . .          6,249,914              7,071,190
          U.S. Treasury Strip PO
          11/15/21. . . . . . . . . . .          2,460,000              1,003,609
                                                                    -------------
                                                                       80,082,702
                                                                    -------------

         U.S. GOVERNMENT AGENCIES (31.0%)
         Federal Home Loan Mortgage
          Corp.
          3.50%, 4/1/08 . . . . . . . .          1,125,000              1,149,703
          6.63%, 9/15/09. . . . . . . .          2,000,000              2,400,352
          7.00%, 3/15/10. . . . . . . .            475,000                582,274
          4.63%, 5/28/13. . . . . . . .            850,000                867,352
          5.00%, 9/15/16. . . . . . . .          1,797,129              1,855,675
          6.00%, 2/1/17 . . . . . . . .            690,685                718,312
          6.00%, 3/1/17 . . . . . . . .             69,100                 71,864
          6.50%, 3/1/17 . . . . . . . .            468,728                492,311
          6.00%, 4/1/17 . . . . . . . .          1,471,681              1,530,548
          6.00%, 5/1/17 . . . . . . . .            619,811                644,603
          6.00%, 6/1/17 . . . . . . . .            169,876                176,671
          6.00%, 8/1/17 . . . . . . . .            419,850                436,644
          5.50%, 11/1/17. . . . . . . .            652,513                676,777
          1.53%, 2/15/18 (l). . . . . .          2,092,495              2,098,866
          5.00%, 7/15/21. . . . . . . .          2,700,000              2,720,976
          5.50%, 4/15/22. . . . . . . .            575,453                575,141
          5.75%, 10/15/26 . . . . . . .            177,500                177,661
          6.00%, 11/15/27 . . . . . . .            900,000                911,062
          6.00%, 4/15/28. . . . . . . .          1,400,000              1,418,862
          5.63%, 7/15/28. . . . . . . .            716,286                723,308
          1.53%, 12/15/29 (l) . . . . .            182,214                181,495
          6.00%, 12/15/29 . . . . . . .            983,010                998,482
          1.48%, 8/15/30 (l). . . . . .             15,298                 15,300
          6.50%, 4/1/31 . . . . . . . .             15,097                 15,710
          4.50%, 8/15/31. . . . . . . .          1,173,651              1,183,963
          6.50%, 8/1/32 . . . . . . . .            928,094                965,798
          4.80%, 1/1/33 (l) . . . . . .          1,126,754              1,161,835
          4.50%, 5/15/18 TBA. . . . . .          1,200,000              1,232,588
          4.50%, 7/15/18 TBA. . . . . .          2,100,000              2,143,312
          5.50%, 7/15/18 TBA. . . . . .            300,000                311,063
          6.00%, 7/15/18 TBA. . . . . .          2,200,000              2,288,000
          5.50%, 7/15/33 TBA. . . . . .          3,100,000              3,197,842
          5.50%, 8/15/33 TBA. . . . . .          4,000,000              4,115,000
         Federal National Mortgage
          Association
          1.75%, 6/16/06. . . . . . . .          1,400,000              1,395,155
          6.00%, 12/25/08 . . . . . . .            249,375                258,966
          7.25%, 1/15/10. . . . . . . .          2,815,000              3,491,461
          7.13%, 6/15/10. . . . . . . .          1,715,000              2,119,949
          6.00%, 5/15/11. . . . . . . .          1,145,000              1,338,619
          4.75%, 2/21/13. . . . . . . .          1,760,000              1,817,369
          1.385%, 2/25/17 (l) . . . . .            945,111                945,810
          5.50%, 5/25/17. . . . . . . .          1,870,000              1,879,217
          5.50%, 6/1/17 . . . . . . . .            430,476                447,175
          5.50%, 8/1/17 . . . . . . . .            320,516                332,949
          6.50%, 11/25/25 . . . . . . .            580,983                581,507
          5.39%, 1/1/28 (l) . . . . . .            573,166                589,548
          5.50%, 8/25/29. . . . . . . .            937,244                945,261
          6.50%, 3/1/31 . . . . . . . .             55,806                 58,195
          6.50%, 9/1/31 . . . . . . . .             35,073                 36,575
          7.00%, 4/1/32 . . . . . . . .             59,612                 62,779
          6.50%, 8/1/32 . . . . . . . .            474,064                494,360
          5.245%, 9/1/32 (l). . . . . .          2,632,192              2,709,917
          3.97%, 3/1/33 (l) . . . . . .            634,111                648,563
          5.39%, 4/1/33 (l) . . . . . .          1,155,780              1,186,021
          4.50%, 7/25/18 TBA. . . . . .            600,000                612,000
          5.00%, 7/25/18 TBA. . . . . .         39,500,000             40,796,082
          5.50%, 7/25/18 TBA. . . . . .          2,100,000              2,180,720
          6.00%, 7/25/18 TBA. . . . . .          1,300,000              1,356,875
          6.50%, 7/25/18 TBA. . . . . .          1,300,000              1,371,500
          7.00%, 7/25/18 TBA. . . . . .          1,200,000              1,276,500
          6.00%, 7/15/33 TBA. . . . . .         15,700,000             16,313,273

AXA PREMIER VIP TRUST
AXA PREMIER VIP CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                  PRINCIPAL              VALUE
                                                   AMOUNT               (NOTE 1)
-----------------------------------------------------------------------------------
          5.00%, 7/25/33 TBA. . . . . .        $ 2,400,000          $   2,438,251
          6.50%, 7/25/33 TBA. . . . . .          8,000,000              8,342,496
          7.00%, 7/25/33 TBA. . . . . .          3,000,000              3,159,375
          5.00%, 8/25/33 TBA. . . . . .            300,000                303,563
         Government National Mortgage
          Association
          5.75%, 7/20/27 (l). . . . . .             50,307                 51,587
          6.50%, 9/15/28. . . . . . . .             94,931                 99,678
          6.00%, 11/15/28 . . . . . . .             99,296                104,137
          6.00%, 2/15/29. . . . . . . .             84,016                 88,112
          6.50%, 3/15/29. . . . . . . .            791,903                831,498
          6.50%, 5/15/29. . . . . . . .            320,817                336,858
          6.00%, 6/15/29. . . . . . . .             91,660                 96,128
          7.00%, 4/15/31. . . . . . . .             89,240                 94,253
          6.50%, 5/15/31. . . . . . . .            101,264                106,327
          7.00%, 9/15/31. . . . . . . .            400,000                422,664
          6.50%, 10/15/31 . . . . . . .            341,150                358,208
          7.00%, 10/15/31 . . . . . . .            587,005                619,983
          6.50%, 12/15/31 . . . . . . .            110,484                116,008
          6.50%, 2/15/32. . . . . . . .             78,201                 82,111
          7.00%, 2/15/32. . . . . . . .          1,325,306              1,399,811
          6.50%, 5/15/32. . . . . . . .            325,818                342,109
          7.00%, 5/15/32. . . . . . . .            300,029                317,040
          6.50%, 6/20/32. . . . . . . .            160,046                175,539
          6.50%, 7/15/32. . . . . . . .            259,032                271,984
          6.50%, 8/15/32. . . . . . . .            561,198                589,258
          6.00%, 10/15/32 . . . . . . .          1,067,007              1,119,024
          6.50%, 10/15/32 . . . . . . .            176,125                184,931
          7.00%, 11/15/32 . . . . . . .            506,810                535,361
          7.00%, 2/15/33. . . . . . . .            491,740                519,400
          2.285%, 4/25/33 TBA . . . . .          1,044,096              1,045,097
          5.50%, 7/15/33 TBA. . . . . .          1,500,000              1,561,407
          6.00%, 7/15/33 TBA. . . . . .            400,000                419,000
          6.50%, 7/15/33 TBA. . . . . .          3,000,000              3,150,000
          6.00%, 8/15/33 TBA. . . . . .         17,100,000             17,890,875
         Small Business Administration,
          Series 00-10A 1
          4.52%, 2/10/13. . . . . . . .          1,472,560              1,511,671
         Student Loan Marketing Association,
          Series 00-1 A1L
          1.41%, 10/27/08 (l) . . . . .            257,528                257,658
          Series 00-2
          1.40%, 7/25/08 (l). . . . . .            112,872                112,937
          Series 01-3 A1L
          1.36%, 4/25/10 (l). . . . . .            107,435                107,496
          Series 02-1 A1
          1.35%, 10/25/10 (l) . . . . .            227,962                227,967
          Series 02-4 A1
          1.12%, 3/15/07 (l). . . . . .              9,527                  9,527
                                                                    -------------
                                                                      172,685,025
                                                                    -------------
          TOTAL FINANCIALS  . . . . . .                               358,332,468
                                                                    -------------
         HEALTH CARE (0.2%)
         HEALTH CARE EQUIPMENT & SERVICES (0.1%)
         HEALTHSOUTH Corp.
          7.63%, 6/1/12 . . . . . . . .            600,000                465,000
         Wellpoint Health Networks, Inc.
          6.38%, 1/15/12. . . . . . . .             30,000                 34,222
                                                                    -------------
                                                                          499,222
                                                                    -------------
         PHARMACEUTICALS (0.1%)
         Bristol-Myers Squibb Co.
          5.75%, 10/1/11. . . . . . . .            150,000                166,934
          6.88%, 8/1/97 . . . . . . . .            150,000                175,561
         Pharmacia Corp.
          6.50%, 12/1/18 (e). . . . . .            100,000                124,480
                                                                    -------------
                                                                          466,975
                                                                    -------------
          TOTAL HEALTH CARE . . . . . .                                   966,197
                                                                    -------------

         INDUSTRIALS (1.8%)
         AEROSPACE & DEFENSE (0.3%)
         General Dynamics Corp.
          4.25%, 5/15/13. . . . . . . .            165,000                165,786
         Lockheed Martin Corp.
          7.25%, 5/15/06. . . . . . . .             50,000                 56,942
          7.75%, 5/1/26 . . . . . . . .            575,000                717,396
          8.50%, 12/1/29. . . . . . . .             75,000                101,940
          7.20%, 5/1/36 . . . . . . . .            170,000                207,162
         Northrop Grumman Corp.
          7.13%, 2/15/11. . . . . . . .            255,000                305,470
          7.75%, 2/15/31. . . . . . . .             75,000                 96,207
         Raytheon Co.
          6.55%, 3/15/10. . . . . . . .             80,000                 89,541
                                                                    -------------
                                                                        1,740,444
                                                                    -------------
         AIRLINES (0.4%)
         Continental Airlines, Inc.
          7.06%, 3/15/11. . . . . . . .            800,000                794,322
          6.55%, 2/2/19 . . . . . . . .            217,763                210,930
         Delta Air Lines, Inc.
          7.11%, 9/18/11. . . . . . . .            400,000                405,640
         United Air Lines, Inc.,
          Series 00-2
          7.19%, 4/1/11 (h) . . . . . .            441,710                377,432
          Series 01-1
          6.60%, 9/1/13 . . . . . . . .            400,000                335,889
                                                                    -------------
                                                                        2,124,213
                                                                    -------------
         COMMERCIAL SERVICES & SUPPLIES (0.2%)
         Allied Waste North America
          7.88%, 4/15/13. . . . . . . .            463,000                484,414
         Waste Management, Inc.
          7.10%, 8/1/26 . . . . . . . .            601,000                687,346
                                                                    -------------
                                                                        1,171,760
                                                                    -------------
         CONSTRUCTION & ENGINEERING (0.0%)
         Texas Eastern Transmission LP
          5.25%, 7/15/07. . . . . . . .            120,000                128,908
                                                                    -------------
         INDUSTRIAL CONGLOMERATES (0.8%)
         General Electric Co.
          5.00%, 2/1/13 . . . . . . . .          1,441,000              1,522,066
         Hutchison Whampoa International
          Ltd.
          6.50%, 2/13/13(S) . . . . . .            860,000                902,261
         Kinder Morgan, Inc.
          6.65%, 3/1/05 . . . . . . . .             40,000                 42,915
         Tyco International Group S.A.
          6.38%, 6/15/05. . . . . . . .            105,000                109,463
          6.38%, 2/15/06. . . . . . . .            812,000                846,510
          6.38%, 10/15/11 . . . . . . .            687,000                724,785
                                                                    -------------
                                                                        4,148,000
                                                                    -------------
         RAILROADS (0.1%)
         Burlington Northern Santa Fe Corp.
          6.38%, 12/15/05 . . . . . . .             75,000                 82,923
          5.90%, 7/1/12 . . . . . . . .             50,000                 55,757
          5.94%, 1/15/22. . . . . . . .            160,000                180,199
         Canadian National Railway Co.
          4.40%, 3/15/13. . . . . . . .            100,000                100,939
          6.90%, 7/15/28. . . . . . . .             60,000                 71,188
          7.38%, 10/15/31 . . . . . . .            175,000                221,270
         Norfolk Southern Corp.
          7.05%, 5/1/37 . . . . . . . .             75,000                 87,355
                                                                    -------------
                                                                          799,631
                                                                    -------------
          TOTAL INDUSTRIALS . . . . . .                                10,112,956
                                                                    -------------
         MATERIALS (0.6%)
         CHEMICALS (0.1%)
         Dow Chemical Co.
          5.75%, 12/15/08 . . . . . . .             35,000                 38,394

AXA PREMIER VIP TRUST
AXA PREMIER VIP CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                 PRINCIPAL              VALUE
                                                  AMOUNT               (NOTE 1)
-----------------------------------------------------------------------------------
          5.97%, 1/15/09. . . . . . . .        $    75,000         $       82,668
          7.38%, 11/1/29. . . . . . . .            365,000                426,098
         Resolution Funding Corp.
          (Zero Coupon), 7/15/18. . . .             75,000                 36,271
          (Zero Coupon), 10/15/18 . . .             75,000                 35,656
                                                                    -------------
                                                                          619,087
                                                                    -------------
         PAPER & FOREST PRODUCTS (0.5%)
         International Paper Co.
          5.85%, 10/30/12 (e) . . . . .            205,000                223,427
         Weyerhaeuser Co.
          2.24%, 9/15/03 (l). . . . . .            200,000                200,013
          6.13%, 3/15/07. . . . . . . .             75,000                 82,965
          5.25%, 12/15/09 . . . . . . .            325,000                347,758
          6.75%, 3/15/12. . . . . . . .          1,022,000              1,160,175
          7.13%, 7/15/23. . . . . . . .             20,000                 22,129
          6.88%, 12/15/33 . . . . . . .            410,000                447,664
                                                                    -------------
                                                                        2,484,131
                                                                    -------------
          TOTAL MATERIALS . . . . . . .                                 3,103,218
                                                                    -------------
         TELECOMMUNICATION SERVICES (0.8%)
         DIVERSIFIED TELECOMMUNICATION SERVICES (0.8%)
         AT&T Corp.
          8.00%, 11/15/31 (e) . . . . .            823,000                933,191
         British Telecommunications plc
          2.42%, 12/15/03 (l) . . . . .          1,400,000              1,404,533
          8.63%, 12/15/30 (e) . . . . .            200,000                272,913
         Deutsche Telekom International
          Finance
          8.50%, 6/15/10 (e). . . . . .            100,000                122,838
          8.75%, 6/15/30 (e). . . . . .            450,000                573,341
         New England Telephone &
          Telegraph
          7.88%, 11/15/29 . . . . . . .             25,000                 32,297
         SBC Communications, Inc.
          6.25%, 3/15/11. . . . . . . .            185,000                212,207
         Verizon Maryland, Inc.
          6.13%, 3/1/12 . . . . . . . .            125,000                141,729
         Verizon New Jersey, Inc.
          5.88%, 1/17/12. . . . . . . .            365,000                408,482
         Verizon Pennsylvania, Inc.
          5.65%, 11/15/11 . . . . . . .            200,000                220,715
         Vodafone Group plc
          6.25%, 11/30/32 . . . . . . .             50,000                 54,146
         WorldCom, Inc.
          6.40%, 8/15/05. . . . . . . .             20,000                  5,900
          7.38%, 1/15/06(S) . . . . . .              1,000                    295
          8.00%, 5/15/06. . . . . . . .             20,000                  5,900
          8.25%, 5/15/10. . . . . . . .             60,000                 17,700
          7.50%, 5/15/11. . . . . . . .             60,000                 17,700
          8.25%, 5/15/31. . . . . . . .             50,000                 14,750
                                                                    -------------
                                                                        4,438,637
                                                                    -------------

         UTILITIES (1.6%)
         ELECTRIC UTILITIES (1.6%)
         AEP Texas Central Co.
          5.50%, 2/15/13(S) . . . . . .            300,000                320,056
         Appalachian Power Co.
          3.60%, 5/15/08. . . . . . . .            650,000                658,018
         Dominion Resources, Inc.
          5.13%, 12/15/09 . . . . . . .            150,000                161,672
          6.30%, 3/15/33. . . . . . . .            160,000                168,971
         DTE Energy Co.
          6.00%, 6/1/04 . . . . . . . .             40,000                 41,516
          6.45%, 6/1/06 . . . . . . . .             70,000                 77,882
         Duke Energy Corp.
          4.50%, 4/1/10 . . . . . . . .            550,000                575,056
         Energy Gulf States, Inc.
          1.96%, 6/18/07(S)(l). . . . .            500,000                499,401
          3.60%, 6/1/08(S). . . . . . .            900,000                894,583
         Entergy Mississippi, Inc.
          2.58%, 9/1/04(S)(l) . . . . .            455,000                454,610
         Exelon Corp.
          6.75%, 5/1/11 . . . . . . . .            225,000                260,322
         FirstEnergy Corp.
          7.38%, 11/15/31 . . . . . . .            170,000                190,406
         Ipalco Enterprises, Inc.
          7.38%, 11/14/08 (e) . . . . .            190,000                208,050
         Niagara Mohawk Power Corp.
          7.38%, 8/1/03 . . . . . . . .            500,000                502,456
          Series E
          7.38%, 7/1/03 . . . . . . . .            211,707                211,735
         Oncor Electric Delivery Co.
          5.00%, 9/1/07 . . . . . . . .          1,080,000              1,156,435
          7.00%, 5/1/32 . . . . . . . .            100,000                114,838
          7.25%, 1/15/33(S) . . . . . .            150,000                176,966
         Potomac Electric Power Co.
          6.25%, 10/15/07 . . . . . . .            740,000                828,843
         Progress Energy, Inc.
          7.75%, 3/1/31 . . . . . . . .              6,000                  7,206
         PSEG Energy Holdings, Inc.
          8.50%, 6/15/11. . . . . . . .            100,000                107,500
         PSEG Power LLC
          6.95%, 6/1/12 . . . . . . . .            400,000                459,235
         TXU Energy Co.
          7.00%, 3/15/13(S) . . . . . .            335,000                370,755
         Virginia Electric & Power Co.
          5.75%, 3/31/06. . . . . . . .            345,000                376,759
                                                                    -------------
                                                                        8,823,271
                                                                    -------------
         GAS UTILITIES (0.0%)
         CenterPoint Energy, Inc.
          6.95%, 3/15/33(S) . . . . . .             70,000                 80,234
         Kinder Morgan Energy Partners LP
          7.30%, 8/15/33. . . . . . . .            260,000                312,224
                                                                    -------------
                                                                          392,458
                                                                    -------------
          TOTAL UTILITIES . . . . . . .                                 9,215,729
                                                                    -------------
         TOTAL LONG-TERM DEBT SECURITIES  (73.6%)
          (Cost $403,404,921) . . . . .                               409,748,533
                                                                    -------------

         SHORT-TERM DEBT SECURITIES:
         COMMERCIAL PAPER  (11.9%)
         ABN Amro NA Financial, Inc.
          0.89%,  8/25/03 . . . . . . .          3,500,000              3,495,180
          1.08%,  7/16/03 . . . . . . .          2,500,000              2,498,803
         ANZ (Delaware)
          1.20%,  7/22/03 . . . . . . .          1,500,000              1,498,902
         Barclays U.S. Funding Corp.
          1.01%,  9/22/03 . . . . . . .            700,000                698,355
         CBA Finance, Inc.
          1.13%,  7/11/03 . . . . . . .          1,200,000              1,199,586
          1.22%,  7/8/03. . . . . . . .          7,000,000              6,998,102
         Danske Corp.
          0.99%,  8/28/03 . . . . . . .          3,500,000              3,494,347
          1.01%,  9/19/03 . . . . . . .            400,000                399,092
          1.22%,  7/2/03. . . . . . . .          1,700,000              1,699,885
         General Electric Capital Corp.
          1.24%,  7/11/03 . . . . . . .          6,100,000              6,097,691

AXA PREMIER VIP TRUST
AXA PREMIER VIP CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                 PRINCIPAL              VALUE
                                                  AMOUNT               (NOTE 1)
-----------------------------------------------------------------------------------
         HBOS Treasury Services
          1.12%,  8/7/03. . . . . . . .        $   500,000         $      499,408
          1.13%,  8/5/03. . . . . . . .          7,000,000              6,992,068
         Kraft Foods, Inc.
          2.08%,  2/27/04 . . . . . . .          1,300,000              1,300,013
         Lloyds TSB Bank plc
          1.01%,  9/9/03. . . . . . . .          2,500,000              2,495,050
          1.22%,  7/10/03 . . . . . . .          4,800,000              4,798,373
         Royal Bank of Scotland
          1.25%,  7/3/03. . . . . . . .          1,400,000              1,399,855
         Shell Finance Corp.
          1.22%,  7/18/03 . . . . . . .          3,500,000              3,497,874
         Svenska Handelsbanken
          0.93%,  7/25/03 . . . . . . .          3,100,000              3,098,009
         UBS Finance (Del) LLC
          1.07%,  7/18/03 . . . . . . .          2,500,000              2,498,662
          1.21%,  7/7/03. . . . . . . .          4,800,000              4,798,871
         Westpac Trust Securities Trust
          0.64%,  8/27/03 . . . . . . .          4,600,000              4,595,276
          1.13%,  8/5/03. . . . . . . .            700,000                699,207
          1.18%,  7/10/03 . . . . . . .          1,400,000              1,399,541
                                                                    -------------
          TOTAL COMMERCIAL PAPER  . . .                                66,152,150
                                                                    -------------
         TIME DEPOSIT  (0.8%)
         J.P. Morgan Chase Nassau,
          0.58%,  7/1/03. . . . . . . .          4,548,299              4,548,299
                                                                    -------------
         U.S. GOVERNMENT  (1.1%)
         U.S. Treasury Bills
          8/7/03 #(a) . . . . . . . . .          1,400,000              1,398,514
          8/14/03 . . . . . . . . . . .          4,430,000              4,425,549
                                                                    -------------
          TOTAL U.S. GOVERNMENT . . . .                                 5,824,063
                                                                    -------------
         U.S. GOVERNMENT AGENCIES  (33.4%)
         Federal Home Loan Bank
          (Discount Note),  7/2/03. . .          1,400,000              1,399,905
          (Discount Note),  7/11/03 . .         50,000,000             49,986,709
          (Discount Note),  8/29/03 . .            400,000                399,398
         Federal Home Loan Mortgage Corp.
          (Discount Note),  7/1/03. . .         46,500,000             46,498,916
          (Discount Note),  7/3/03. . .            500,000                499,911
          (Discount Note),  7/15/03 . .          1,400,000              1,399,346
          (Discount Note),  7/17/03 . .          1,000,000                999,479
          (Discount Note),  7/30/03 . .          5,800,000              5,794,715
          (Discount Note),  7/31/03 . .          1,900,000              1,898,180
          (Discount Note),  8/11/03 . .          9,700,000              9,688,533
          (Discount Note),  8/21/03 . .         26,700,000             26,666,793
          (Discount Note),  10/29/03. .          5,800,000              5,781,440
         Federal National Mortgage Association
          (Discount Note),  7/2/03. . .          3,500,000              3,499,789
          (Discount Note),  8/7/03. . .          2,800,000              2,796,808
          (Discount Note),  9/17/03 . .         23,200,000             23,151,744
          (Discount Note),  9/30/03 . .          5,700,000              5,686,166
                                                                    -------------
          TOTAL U.S. GOVERNMENT AGENCIES                              186,147,832
                                                                    -------------
         TOTAL SHORT-TERM DEBT
          SECURITIES  (47.2%)
          (Amortized Cost $262,672,344)                               262,672,344
                                                                    -------------
         TOTAL INVESTMENTS BEFORE OPTIONS WRITEN (120.8%)

          (Cost/Amortized Cost $666,077,265)                          672,420,877
                                                                    -------------

                                                 NUMBER OF
                                               CONTRACTS (C)
                                               ---------------

         OPTIONS WRITTEN:
         PUT OPTIONS WRITTEN (0.0%)*
         U.S. Treasury Notes
          December @ $115.00                           (16)
          (Premiums Received $22,750) .                                   (25,750)
                                                                    -------------
         TOTAL INVESTMENTS AFTER OPTIONS WRITTEN (120.8%)

          (Cost/Amortized Cost $666,054,515)                          672,395,127

         OTHER ASSETS LESS LIABILITIES                               (115,825,977)
          (-20.8%). . . . . . . . . . .                             -------------
         NET ASSETS (100%)  . . . . . .                             $ 556,569,150
                                                                    =============

---------
*   Non-income producing.
+ Securities (totaling $7,026,880 or 1.3% of net assets) valued at fair value.
(S) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2003, these securities amounted to $13,652,931 or 2.5% of net assets.
# All, or a portion of security held by broker as collateral for financial futures contracts.
(a) Fully or partially pledged as collateral on outstanding written call options.
(b) Illiquid security.
(c) One contract relates to 100 shares.
(e) Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2003. Maturity date disclosed is the ultimate maturity date.
(h) Defaulted security, non-income producing.
(l) Floating Rate Security.

  Glossary:
  ADR-- American Depositary Receipt
  PO-- Principle only
  TBA-- Security is subject to delayed delivery.

AXA PREMIER VIP TRUST
AXA PREMIER VIP CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

At June 30, 2003 the Portfolio had the following futures and options on futures contracts open: (Note 1)

                                                                                        UNREALIZED
                              NUMBER OF   EXPIRATION     ORIGINAL       VALUE AT      APPRECIATION/
PURCHASES                     CONTRACTS      DATE         VALUE         6/30/03       (DEPRECIATION)
---------                     ---------  ------------  -------------  -------------   --------------
U.S. Treasury Bonds . . . .       74     September-03  $  8,737,781   $  8,683,437      $ (54,344)
U.S. 5 year Treasury Notes.       75     September-03     8,673,046      8,634,375        (38,671)
U.S. 10 year Treasury Notes       45     September-03     5,324,765      5,284,687        (40,078)
Euribor Put Option @ $95.00      700      December-03         8,891             --         (8,891)
Euribor Put Option @ $95.00      370         March-04         5,026             --         (5,026)
Euribor Put Option @ $95.00      486      December-04         6,946         13,953          7,007
3 Month Euribor @ $97.16. .      112          June-05    31,293,407     31,240,799        (52,608)
EURODollar @ $97.52 . . . .       10          June-05     2,432,375      2,438,000          5,625
EURODollar @ $97.26 . . . .       10     September-05     2,426,250      2,431,375          5,125
EURODollar @ $97.01 . . . .       10      December-05     2,420,750      2,425,250          4,500
3 Month Euribor @ $96.78. .       10         March-06     2,415,875      2,419,500          3,625
                                                                                       ----------
                                                                                        $(173,736)
                                                                                       ==========
SALES
-----
U.S. Treasury Bonds . . . .      (16)    September-03    (1,892,000)    (1,877,500)        14,500
U.S. 5 year Treasury Notes.     (128)    September-03   (14,817,948)   (14,736,000)        81,948
U.S. 10 year Treasury Notes      (78)    September-03    (9,273,360)    (9,160,125)       113,235
U.S. 10 year Treasury Notes       (3)     December-03      (349,313)      (348,141)         1,172
Euribor Put Option @ $97.50     (630)        March-04      (481,002)       (25,407)       455,595
Euribor Put Option @ $97.50     (486)     December-04      (304,313)      (530,196)      (225,883)
                                                                                       ----------
                                                                                        $ 440,567
                                                                                       ==========


At June 30, 2003 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

                                                 LOCAL
                                                CONTRACT    COST ON      U.S. $       UNREALIZED
                                                 AMOUNT   ORIGINATION   CURRENT     APPRECIATION/
                                                (000'S)      DATE        VALUE      (DEPRECIATION)
                                                ---------------------------------------------------
FOREIGN CURRENCY BUY CONTRACTS
European Union, expiring 07/30/03 . . . . . .       85    $   97,538   $   97,523      $  (15)
                                                                                       ======

FOREIGN CURRENCY SELL CONTRACTS
European Union, expiring 07/30/03 . . . . . .    1,523    $1,754,443   $1,747,392      $7,051
                                                                                       ======


Options written for the period ended June 30, 2003, were as follows:

                                                                       TOTAL         TOTAL
                                                                     NUMBER OF      PREMIUMS
                                                                     CONTRACTS      RECEIVED
                                                                    ------------  -------------
Options Outstanding -- December 31, 2002. . . . . . . . . . . . .        334       $ 191,760
Options Written . . . . . . . . . . . . . . . . . . . . . . . . .      1,017         964,561
Options Terminated in Closing Purchase Transactions . . . . . . .       (935)       (878,168)
Options Expired . . . . . . . . . . . . . . . . . . . . . . . . .       (334)       (191,760)
Options Exercised . . . . . . . . . . . . . . . . . . . . . . . .        (66)        (63,643)
                                                                       -----       ---------
Options Outstanding -- June 30, 2003. . . . . . . . . . . . . . .         16       $  22,750
                                                                       =====       =========




Investment security transactions for the six months ended June 30, 2003 were as follows:

COST OF PURCHASES:
Stocks and long-term
 corporate debt
 securities . . . . .                  $  155,513,652
U.S. Government
 securities . . . . .                   1,228,588,191
NET PROCEEDS OF SALES
 AND REDEMPTIONS:
Stocks and long-term
 corporate debt
 securities . . . . .                     111,382,898
U.S. Government
 securities . . . . .                   1,123,764,686

As of June 30, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross
 unrealized
 appreciation . . . .                  $    8,007,273
Aggregate gross
 unrealized
 depreciation . . . .                      (1,663,661)
                                       --------------
Net unrealized
 appreciation . . . .                  $    6,343,612
                                       ==============
Federal income tax
 cost of investments.                  $  666,077,265
                                       ==============

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO


STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)
 ASSETS
 Investments at value (Cost $143,549,657) . . . . . .    $153,682,539
 Cash . . . . . . . . . . . . . . . . . . . . . . . .         338,383
 Receivable for securities sold . . . . . . . . . . .         673,630
 Dividends, interest and other receivables. . . . . .          69,185
 Other assets . . . . . . . . . . . . . . . . . . . .           2,200
                                                         ------------
  Total assets. . . . . . . . . . . . . . . . . . . .     154,765,937
                                                         ------------
 LIABILITIES
 Payable for securities purchased . . . . . . . . . .       2,877,362
 Investment management fees payable . . . . . . . . .          85,556
 Administrative fees payable. . . . . . . . . . . . .          29,709
 Distribution fees payable - Class B. . . . . . . . .          29,316
 Trustees' fees payable . . . . . . . . . . . . . . .             724
 Accrued expenses . . . . . . . . . . . . . . . . . .          11,304
                                                         ------------
  Total liabilities . . . . . . . . . . . . . . . . .       3,033,971
                                                         ------------
 NET ASSETS . . . . . . . . . . . . . . . . . . . . .    $151,731,966
                                                         ============
 Net assets were comprised of:
 Paid in capital. . . . . . . . . . . . . . . . . . .    $147,691,038
 Accumulated undistributed net investment loss. . . .        (301,965)
 Accumulated undistributed net realized loss. . . . .      (5,789,989)
 Unrealized appreciation on investments . . . . . . .      10,132,882
                                                         ------------
  Net assets. . . . . . . . . . . . . . . . . . . . .    $151,731,966
                                                         ============
 CLASS A
 Net asset value, offering and redemption price per
  share, $4,923,505 / 623,458 shares outstanding
  (unlimited amount authorized: $0.001 par value) . .    $       7.90
                                                         ============
 CLASS B
 Net asset value, offering and redemption price per
  share, $146,808,461 / 18,656,872 shares outstanding
  (unlimited amount authorized: $0.001 par value) . .    $       7.87
                                                         ============
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
 INVESTMENT INCOME
 Dividends. . . . . . . . . . . . . . . . . . . . . .    $    415,607
 Interest . . . . . . . . . . . . . . . . . . . . . .          18,578
                                                         ------------
  Total income. . . . . . . . . . . . . . . . . . . .         434,185
                                                         ------------
 EXPENSES
 Investment management fees . . . . . . . . . . . . .         485,882
 Administrative fees. . . . . . . . . . . . . . . . .         151,618
 Distribution fees - Class B. . . . . . . . . . . . .         130,579
 Custodian fees . . . . . . . . . . . . . . . . . . .          56,011
 Professional fees. . . . . . . . . . . . . . . . . .          25,648
 Printing and mailing expenses. . . . . . . . . . . .          23,206
 Trustees' fees . . . . . . . . . . . . . . . . . . .           5,312
 Miscellaneous. . . . . . . . . . . . . . . . . . . .           2,600
                                                         ------------
  Gross expenses. . . . . . . . . . . . . . . . . . .         880,856
 Less:  Waiver of investment management fees. . . . .        (156,200)
    Fees paid indirectly. . . . . . . . . . . . . . .         (13,594)
                                                         ------------
  Net expenses. . . . . . . . . . . . . . . . . . . .         711,062
                                                         ------------
 NET INVESTMENT LOSS  . . . . . . . . . . . . . . . .        (276,877)
                                                         ------------
 REALIZED AND UNREALIZED GAIN (LOSS)
 Realized loss on securities. . . . . . . . . . . . .      (2,333,629)
 Net change in unrealized appreciation on securities.      18,048,206
                                                         ------------
 NET REALIZED AND UNREALIZED GAIN . . . . . . . . . .      15,714,577
                                                         ------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    $ 15,437,700
                                                         ============

STATEMENT OF CHANGES IN NET ASSETS
                                          SIX MONTHS ENDED
                                           JUNE 30, 2003        YEAR ENDED
                                            (UNAUDITED)      DECEMBER 31, 2002
                                          ----------------  -------------------
 INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
 Net investment loss. . . . . . . . . .    $   (276,877)       $   (161,277)
 Net realized loss on investments . . .      (2,333,629)         (3,456,360)
 Net change in unrealized appreciation
  (depreciation) on investments . . . .      18,048,206          (7,915,324)
                                           ------------        ------------
 NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS  . . . . . .      15,437,700         (11,532,961)
                                           ------------        ------------
 CAPITAL SHARES TRANSACTIONS:
 CLASS A
 Capital shares sold [ 313,075 and
  441,359 shares, respectively ]. . . .       2,319,714           3,602,914
 Capital shares repurchased [ (71,842)
  and (70,802) shares, respectively ] .        (508,581)           (520,180)
                                           ------------        ------------
 Total Class A transactions . . . . . .       1,811,133           3,082,734
                                           ------------        ------------
 CLASS B
 Capital shares sold [ 8,481,959 and
  12,010,910 shares, respectively ] . .      62,135,008          94,207,732
 Capital shares repurchased [ (951,952)
  and (895,713) shares, respectively ].      (6,866,052)         (6,776,680)
                                           ------------        ------------
 Total Class B transactions . . . . . .      55,268,956          87,431,052
                                           ------------        ------------
 NET INCREASE IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS  . . .      57,080,089          90,513,786
                                           ------------        ------------
 TOTAL INCREASE IN NET ASSETS . . . . .      72,517,789          78,980,825
 NET ASSETS:
 Beginning of period. . . . . . . . . .      79,214,177             233,352
                                           ------------        ------------
 End of period (a). . . . . . . . . . .    $151,731,966        $ 79,214,177
                                           ============        ============
 -----------
 (a)  Includes accumulated undistributed
  net investment loss of. . . . . . . .    $   (301,965)       $    (25,088)
                                           ------------        ------------

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)
 ASSETS
 Investments at value (Cost $84,031,473). . . . . .    $89,861,549
 Dividends, interest and other receivables. . . . .         88,327
 Other assets . . . . . . . . . . . . . . . . . . .          1,961
                                                       -----------
  Total assets. . . . . . . . . . . . . . . . . . .     89,951,837
                                                       -----------
 LIABILITIES
 Overdraft payable. . . . . . . . . . . . . . . . .        141,131
 Payable for securities purchased . . . . . . . . .        448,626
 Investment management fees payable . . . . . . . .         43,629
 Administrative fees payable. . . . . . . . . . . .         22,323
 Distribution fees payable -- Class B . . . . . . .         17,241
 Trustees' fees payable . . . . . . . . . . . . . .            352
 Accrued expenses . . . . . . . . . . . . . . . . .         16,221
                                                       -----------
  Total liabilities . . . . . . . . . . . . . . . .        689,523
                                                       -----------
 NET ASSETS . . . . . . . . . . . . . . . . . . . .    $89,262,314
                                                       ===========
 Net assets were comprised of:
 Paid in capital. . . . . . . . . . . . . . . . . .    $86,477,181
 Accumulated undistributed net investment income. .         71,285
 Accumulated undistributed net realized loss. . . .     (3,116,228)
 Unrealized appreciation on investments . . . . . .      5,830,076
                                                       -----------
  Net assets. . . . . . . . . . . . . . . . . . . .    $89,262,314
                                                       ===========
 CLASS A
 Net asset value, offering and redemption price per
  share, $3,358,412 / 382,657 shares outstanding
  (unlimited amount authorized: $0.001 par value) .    $      8.78
                                                       ===========
 CLASS B
 Net asset value, offering and redemption price per
  share, $85,903,902 / 9,797,544 shares outstanding
  (unlimited amount authorized: $0.001 par value) .    $      8.77
                                                       ===========
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
 INVESTMENT INCOME
 Dividends (net of $172 foreign withholding tax). .    $   500,509
 Interest . . . . . . . . . . . . . . . . . . . . .         23,542
                                                       -----------
  Total income. . . . . . . . . . . . . . . . . . .        524,051
                                                       -----------
 EXPENSES
 Investment management fees . . . . . . . . . . . .        292,402
 Administrative fees. . . . . . . . . . . . . . . .        118,893
 Distribution fees -- Class B . . . . . . . . . . .         77,980
 Custodian fees . . . . . . . . . . . . . . . . . .         37,655
 Professional fees. . . . . . . . . . . . . . . . .         22,637
 Printing and mailing expenses. . . . . . . . . . .         14,013
 Trustees' fees . . . . . . . . . . . . . . . . . .          3,240
 Miscellaneous. . . . . . . . . . . . . . . . . . .          2,545
                                                       -----------
  Gross expenses. . . . . . . . . . . . . . . . . .        569,365
 Less:   Waiver of investment management fees . . .       (133,841)
    Fees paid indirectly. . . . . . . . . . . . . .         (7,417)
                                                       -----------
  Net Expenses. . . . . . . . . . . . . . . . . . .        428,107
                                                       -----------
 NET INVESTMENT INCOME  . . . . . . . . . . . . . .         95,944
                                                       -----------
 REALIZED AND UNREALIZED GAIN (LOSS)
 Realized loss on securities. . . . . . . . . . . .       (718,302)
 Net change in unrealized appreciation on securities     9,888,880
                                                       -----------
 NET REALIZED AND UNREALIZED GAIN . . . . . . . . .      9,170,578
                                                       -----------
 NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS . . . . . . . . . . . . . . . . . . . .    $ 9,266,522
                                                       ===========


STATEMENT OF CHANGES IN NET ASSETS
                                          SIX MONTHS ENDED
                                           JUNE 30, 2003        YEAR ENDED
                                            (UNAUDITED)      DECEMBER 31, 2002
                                          ----------------  -------------------
 INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
 Net investment income. . . . . . . . .     $    95,944        $    83,379
 Net realized loss on investments . . .        (718,302)        (2,397,926)
 Net change in unrealized appreciation
  (depreciation) on investments . . . .       9,888,880         (4,058,804)
                                            -----------        -----------
 NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS  . . . . . .       9,266,522         (6,373,351)
                                            -----------        -----------
 DIVIDENDS:
 Dividends from net investment income
 Class A. . . . . . . . . . . . . . . .              --            (10,876)
 Class B. . . . . . . . . . . . . . . .              --           (103,579)
                                            -----------        -----------
                                                     --           (114,455)
                                            -----------        -----------
 CAPITAL SHARES TRANSACTIONS:
 CLASS A
 Capital shares sold [ 167,447 and
  317,810 shares, respectively ]. . . .       1,360,530          2,857,831
 Capital shares issued in reinvestment
  of dividends [ 0 and 1,398 shares,
  respectively ]. . . . . . . . . . . .              --             10,876
 Capital shares repurchased [ (82,979)
  and (32,687) shares, respectively ] .        (649,814)          (251,608)
                                            -----------        -----------
 Total Class A transactions . . . . . .         710,716          2,617,099
                                            -----------        -----------
 CLASS B
 Capital shares sold [ 4,162,525 and
  6,826,749 shares, respectively ]. . .      33,504,277         58,961,265
 Capital shares issued in reinvestment
  of dividends [ 0 and 13,311 shares,
  respectively ]. . . . . . . . . . . .              --            103,579
 Capital shares repurchased [ (663,176)
  and (553,533) shares, respectively ].      (5,212,857)        (4,433,833)
                                            -----------        -----------
 Total Class B transactions . . . . . .      28,291,420         54,631,011
                                            -----------        -----------
 NET INCREASE IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS  . . .      29,002,136         57,248,110
                                            -----------        -----------
 TOTAL INCREASE IN NET ASSETS . . . . .      38,268,658         50,760,304
                                            -----------        -----------
 NET ASSETS:
 Beginning of period. . . . . . . . . .      50,993,656            233,352
                                            -----------        -----------
 End of period (a). . . . . . . . . . .     $89,262,314        $50,993,656
                                            ===========        ===========
 -----------
 (a) Includes accumulated undistributed
  (overdistributed) net investment
  income of . . . . . . . . . . . . . .     $    71,285        $   (24,659)
                                            -----------        -----------

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO


STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)
 ASSETS
 Investments at value (Cost $144,816,655) . . . . . .    $153,962,922
 Cash (Foreign cash payable $85,867). . . . . . . . .         436,581
 Receivable for securities sold . . . . . . . . . . .       2,148,624
 Dividends, interest and other receivables. . . . . .         199,278
 Other assets . . . . . . . . . . . . . . . . . . . .           2,218
                                                         ------------
  Total assets. . . . . . . . . . . . . . . . . . . .     156,749,623
                                                         ------------
 LIABILITIES
 Payable for securities purchased . . . . . . . . . .       3,417,592
 Investment management fees payable . . . . . . . . .          84,219
 Distribution fees payable -- Class B . . . . . . . .          29,985
 Administrative fees payable. . . . . . . . . . . . .          29,634
 Trustees' fees payable . . . . . . . . . . . . . . .             579
 Accrued expenses . . . . . . . . . . . . . . . . . .           9,781
                                                         ------------
  Total liabilities . . . . . . . . . . . . . . . . .       3,571,790
                                                         ------------
 NET ASSETS . . . . . . . . . . . . . . . . . . . . .    $153,177,833
                                                         ============
 Net assets were comprised of:
 Paid in capital. . . . . . . . . . . . . . . . . . .    $148,573,384
 Accumulated undistributed net investment income. . .         454,891
 Accumulated undistributed net realized loss. . . . .      (4,998,478)
 Unrealized appreciation on investments . . . . . . .       9,148,036
                                                         ------------
  Net assets. . . . . . . . . . . . . . . . . . . . .    $153,177,833
                                                         ============
 CLASS A
 Net asset value, offering and redemption price per
  share, $3,471,501 / 385,508 shares outstanding
  (unlimited amount authorized: $0.001 par value) . .    $       9.01
                                                         ============
 CLASS B
 Net asset value, offering and redemption price per
  share, $149,706,332 / 16,644,846 shares outstanding
  (unlimited amount authorized: $0.001 par value) . .    $       8.99
                                                         ============
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
 INVESTMENT INCOME
 Dividends (net of $3,979 foreign withholding tax). .    $  1,185,355
 Interest . . . . . . . . . . . . . . . . . . . . . .          22,562
                                                         ------------
  Total income. . . . . . . . . . . . . . . . . . . .       1,207,917
                                                         ------------
 EXPENSES
 Investment management fees . . . . . . . . . . . . .         509,400
 Administrative fees. . . . . . . . . . . . . . . . .         155,611
 Distribution fees -- Class B . . . . . . . . . . . .         138,154
 Custodian fees . . . . . . . . . . . . . . . . . . .          70,723
 Professional fees. . . . . . . . . . . . . . . . . .          26,099
 Printing and mailing expenses. . . . . . . . . . . .          24,467
 Trustees' fees . . . . . . . . . . . . . . . . . . .           5,661
 Miscellaneous. . . . . . . . . . . . . . . . . . . .           2,673
                                                         ------------
  Gross expenses. . . . . . . . . . . . . . . . . . .         932,788
 Less:  Waiver of investment management fees. . . . .        (171,767)
    Fees paid indirectly. . . . . . . . . . . . . . .         (32,435)
                                                         ------------
  Net expenses. . . . . . . . . . . . . . . . . . . .         728,586
                                                         ------------
 NET INVESTMENT INCOME  . . . . . . . . . . . . . . .         479,331
                                                         ------------
 REALIZED AND UNREALIZED GAIN
 Realized gain on:
 Securities . . . . . . . . . . . . . . . . . . . . .         769,358
 Foreign currency transactions. . . . . . . . . . . .           1,694
                                                         ------------
  Net realized gain . . . . . . . . . . . . . . . . .         771,052
                                                         ------------
 Change in unrealized appreciation on:
 Securities . . . . . . . . . . . . . . . . . . . . .      14,017,213
 Foreign currency translations. . . . . . . . . . . .           1,865
                                                         ------------
  Net change in unrealized appreciation . . . . . . .      14,019,078
                                                         ------------
 NET REALIZED AND UNREALIZED GAIN . . . . . . . . . .      14,790,130
                                                         ------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    $ 15,269,461
                                                         ============

STATEMENT OF CHANGES IN NET ASSETS
                                          SIX MONTHS ENDED
                                           JUNE 30, 2003        YEAR ENDED
                                            (UNAUDITED)      DECEMBER 31, 2002
                                          ----------------  -------------------
 INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
 Net investment income. . . . . . . . .    $    479,331        $    374,074
 Net realized gain (loss) on investments
  and foreign currency transactions . .         771,052          (5,769,254)
 Net change in unrealized appreciation
  (depreciation) on investments and
  foreign currency translations . . . .      14,019,078          (4,871,042)
                                           ------------        ------------
 NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS  . . . . . .      15,269,461         (10,266,222)
                                           ------------        ------------
 DIVIDENDS:
 Dividends from net investment income
 Class A. . . . . . . . . . . . . . . .            (326)            (16,373)
 Class B. . . . . . . . . . . . . . . .         (14,354)           (374,556)
                                           ------------        ------------
                                                (14,680)           (390,929)
                                           ------------        ------------
 CAPITAL SHARES TRANSACTIONS:
 CLASS A
 Capital shares sold [ 176,949 and
  353,580 shares, respectively ]. . . .       1,492,326           3,309,769
 Capital shares issued in reinvestment
  of dividends [ 35 and 2,047 shares,
  respectively ]. . . . . . . . . . . .             326              16,373
 Capital shares repurchased [ (85,166)
  and (73,605) shares, respectively ] .        (712,565)           (647,952)
                                           ------------        ------------
 Total Class A transactions . . . . . .         780,087           2,678,190
                                           ------------        ------------
 CLASS B
 Capital shares sold [ 6,522,787 and
  11,487,206 shares, respectively ] . .      54,091,043         102,216,905
 Capital shares issued in reinvestment
  of dividends [ 1,562 and 46,818
  shares,
  respectively ]. . . . . . . . . . . .          14,354             374,556
 Capital shares repurchased [ (654,668)
  and (770,527) shares, respectively ].      (5,343,208)         (6,465,076)
                                           ------------        ------------
 Total Class B transactions . . . . . .      48,762,189          96,126,385
                                           ------------        ------------
 NET INCREASE IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS  . . .      49,542,276          98,804,575
                                           ------------        ------------
 TOTAL INCREASE IN NET ASSETS . . . . .      64,797,057          88,147,424
 NET ASSETS:
 Beginning of period. . . . . . . . . .      88,380,776             233,352
                                           ------------        ------------
 End of period (a). . . . . . . . . . .    $153,177,833        $ 88,380,776
                                           ============        ============
 -----------
 (a)  Includes accumulated undistributed
  (overdistributed) net investment
  income of . . . . . . . . . . . . . .    $    454,891        $     (9,760)
                                           ------------        ------------

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)
 ASSETS
 Investments at value (Cost $161,950,455) . . . . . .    $178,307,843
 Cash . . . . . . . . . . . . . . . . . . . . . . . .         474,751
 Receivable for securities sold . . . . . . . . . . .       1,285,295
 Dividends, interest and other receivables. . . . . .          23,643
 Other assets . . . . . . . . . . . . . . . . . . . .           2,265
                                                         ------------
  Total assets. . . . . . . . . . . . . . . . . . . .     180,093,797
                                                         ------------
 LIABILITIES
 Payable for securities purchased . . . . . . . . . .       3,828,651
 Investment management fees payable . . . . . . . . .         129,517
 Distribution fees payable -- Class B . . . . . . . .          33,585
 Administrative fees payable. . . . . . . . . . . . .          32,178
 Trustees' fees payable . . . . . . . . . . . . . . .             562
 Accrued expenses . . . . . . . . . . . . . . . . . .          14,145
                                                         ------------
  Total liabilities . . . . . . . . . . . . . . . . .       4,038,638
                                                         ------------
 NET ASSETS . . . . . . . . . . . . . . . . . . . . .    $176,055,159
                                                         ============
 Net assets were comprised of:
 Paid in capital. . . . . . . . . . . . . . . . . . .    $168,924,406
 Accumulated undistributed net investment loss. . . .        (699,176)
 Accumulated undistributed net realized loss. . . . .      (8,527,459)
 Unrealized appreciation on investments . . . . . . .      16,357,388
                                                         ------------
  Net assets. . . . . . . . . . . . . . . . . . . . .    $176,055,159
                                                         ============
 CLASS A
 Net asset value, offering and redemption price per
  share, $4,522,521 / 614,674 shares outstanding
  (unlimited amount authorized: $0.001 par value) . .    $       7.36
                                                         ============
 CLASS B
 Net asset value, offering and redemption price per
  share, $171,532,638 / 23,401,515 shares outstanding
  (unlimited amount authorized: $0.001 par value) . .    $       7.33
                                                         ============
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
 INVESTMENT INCOME
 Dividends (net of $112 foreign withholding tax). . .    $    152,283
 Interest . . . . . . . . . . . . . . . . . . . . . .          28,503
                                                         ------------
  Total income. . . . . . . . . . . . . . . . . . . .         180,786
                                                         ------------
 EXPENSES
 Investment management fees . . . . . . . . . . . . .         656,772
 Administrative fees. . . . . . . . . . . . . . . . .         160,347
 Distribution fees -- Class B . . . . . . . . . . . .         145,371
 Custodian fees . . . . . . . . . . . . . . . . . . .          84,194
 Professional fees. . . . . . . . . . . . . . . . . .          26,365
 Printing and mailing expenses. . . . . . . . . . . .          25,403
 Trustees' fees . . . . . . . . . . . . . . . . . . .           5,815
 Miscellaneous. . . . . . . . . . . . . . . . . . . .           2,626
                                                         ------------
  Gross expenses. . . . . . . . . . . . . . . . . . .       1,106,893
 Less:  Waiver of investment management fees. . . . .        (155,975)
    Fees paid indirectly. . . . . . . . . . . . . . .         (96,458)
                                                         ------------
  Net expenses. . . . . . . . . . . . . . . . . . . .         854,460
                                                         ------------
 NET INVESTMENT LOSS  . . . . . . . . . . . . . . . .        (673,674)
                                                         ------------
 REALIZED AND UNREALIZED GAIN
 Realized gain on securities. . . . . . . . . . . . .       6,091,037
 Net change in unrealized appreciation on securities.      17,059,393
                                                         ------------
 NET REALIZED AND UNREALIZED GAIN . . . . . . . . . .      23,150,430
                                                         ------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    $ 22,476,756
                                                         ============

STATEMENT OF CHANGES IN NET ASSETS
                                          SIX MONTHS ENDED
                                           JUNE 30, 2003        YEAR ENDED
                                            (UNAUDITED)      DECEMBER 31, 2002
                                          ----------------  -------------------
 INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
 Net investment loss. . . . . . . . . .    $   (673,674)       $   (465,465)
 Net realized gain (loss) on investments
  and foreign currency transactions . .       6,091,037         (14,621,418)
 Net change in unrealized appreciation
  (depreciation) on investments and
  foreign currency translations . . . .      17,059,393            (702,005)
                                           ------------        ------------
 NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS  . . . . . .      22,476,756         (15,788,888)
                                           ------------        ------------
 CAPITAL SHARES TRANSACTIONS:
 CLASS A
 Capital shares sold [ 288,401 and
  559,202 shares, respectively ]. . . .       1,921,225           4,357,527
 Capital shares repurchased [ (81,851)
  and (162,746) shares, respectively ].        (513,506)         (1,052,880)
                                           ------------        ------------
 Total Class A transactions . . . . . .       1,407,719           3,304,647
                                           ------------        ------------
 CLASS B
 Capital shares sold [ 10,811,700 and
  14,588,170 shares, respectively ] . .      70,634,682         107,696,324
 Capital shares repurchased [ (974,323)
  and (1,035,700) shares, respectively ]     (6,272,088)         (7,637,345)
                                           ------------        ------------
 Total Class B transactions . . . . . .      64,362,594         100,058,979
                                           ------------        ------------
 NET INCREASE IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS  . . .      65,770,313         103,363,626
                                           ------------        ------------
 TOTAL INCREASE IN NET ASSETS . . . . .      88,247,069          87,574,738
 NET ASSETS:
 Beginning of period. . . . . . . . . .      87,808,090             233,352
                                           ------------        ------------
 End of period (a). . . . . . . . . . .    $176,055,159        $ 87,808,090
                                           ============        ============
 -----------
 (a)  Includes accumulated undistributed
  net investment loss of. . . . . . . .    $   (699,176)       $    (25,502)
                                           ------------        ------------

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)
 ASSETS
 Investments at value (Cost $156,057,485) . . . . . .    $174,764,506
 Cash . . . . . . . . . . . . . . . . . . . . . . . .          25,840
 Receivable for securities sold . . . . . . . . . . .       1,195,873
 Dividends, interest and other receivables. . . . . .         144,462
 Other assets . . . . . . . . . . . . . . . . . . . .           2,288
                                                         ------------
  Total assets. . . . . . . . . . . . . . . . . . . .     176,132,969
                                                         ------------
 LIABILITIES
 Payable for securities purchased . . . . . . . . . .       2,863,158
 Investment management fees payable . . . . . . . . .         128,440
 Distribution fees payable -- Class B . . . . . . . .          33,533
 Administrative fees payable. . . . . . . . . . . . .          31,876
 Trustees' fees payable . . . . . . . . . . . . . . .             607
 Accrued expenses . . . . . . . . . . . . . . . . . .           7,426
                                                         ------------
  Total liabilities . . . . . . . . . . . . . . . . .       3,065,040
                                                         ------------
 NET ASSETS . . . . . . . . . . . . . . . . . . . . .    $173,067,929
                                                         ============
 Net assets were comprised of:
 Paid in capital. . . . . . . . . . . . . . . . . . .    $166,162,874
 Accumulated undistributed net investment loss. . . .        (135,667)
 Accumulated undistributed net realized loss. . . . .     (11,666,287)
 Unrealized appreciation on investments . . . . . . .      18,707,009
                                                         ------------
  Net assets. . . . . . . . . . . . . . . . . . . . .    $173,067,929
                                                         ============
 CLASS A
 Net asset value, offering and redemption price per
  share, $4,846,413 / 562,845 shares outstanding
  (unlimited amount authorized: $0.001 par value) . .    $       8.61
                                                         ============
 CLASS B
 Net asset value, offering and redemption price per
  share, $168,221,516 / 19,611,679 shares outstanding
  (unlimited amount authorized: $0.001 par value) . .    $       8.58
                                                         ============
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
 INVESTMENT INCOME
 Dividends (net of $8,084 foreign withholding tax). .    $    839,272
 Interest . . . . . . . . . . . . . . . . . . . . . .          22,336
                                                         ------------
  Total income. . . . . . . . . . . . . . . . . . . .         861,608
                                                         ------------
 EXPENSES
 Investment management fees . . . . . . . . . . . . .         687,561
 Administrative fees. . . . . . . . . . . . . . . . .         164,630
 Distribution fees -- Class B . . . . . . . . . . . .         151,997
 Custodian fees . . . . . . . . . . . . . . . . . . .          90,257
 Printing and mailing expenses. . . . . . . . . . . .          26,923
 Professional fees. . . . . . . . . . . . . . . . . .          26,894
 Trustees' fees . . . . . . . . . . . . . . . . . . .           6,213
 Miscellaneous. . . . . . . . . . . . . . . . . . . .           2,624
                                                         ------------
  Gross expenses. . . . . . . . . . . . . . . . . . .       1,157,099
 Less:  Waiver of investment management fees. . . . .        (161,516)
    Fees paid indirectly. . . . . . . . . . . . . . .         (23,964)
                                                         ------------
  Net expenses. . . . . . . . . . . . . . . . . . . .         971,619
                                                         ------------
 NET INVESTMENT LOSS  . . . . . . . . . . . . . . . .        (110,011)
                                                         ------------
 REALIZED AND UNREALIZED GAIN (LOSS)
 Realized gain (loss) on:
 Securities . . . . . . . . . . . . . . . . . . . . .      (2,020,103)
 Foreign currency transactions. . . . . . . . . . . .             495
                                                         ------------
  Net realized loss . . . . . . . . . . . . . . . . .      (2,019,608)
                                                         ------------
 Change in unrealized appreciation on:
 Securities . . . . . . . . . . . . . . . . . . . . .      22,690,418
 Foreign currency translations. . . . . . . . . . . .               5
                                                         ------------
  Net change in unrealized appreciation . . . . . . .      22,690,423
                                                         ------------
 NET REALIZED AND UNREALIZED GAIN . . . . . . . . . .      20,670,815
                                                         ------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    $ 20,560,804
                                                         ============

STATEMENT OF CHANGES IN NET ASSETS
                                          SIX MONTHS ENDED
                                           JUNE 30, 2003        YEAR ENDED
                                            (UNAUDITED)      DECEMBER 31, 2002
                                          ----------------  -------------------
 INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
 Net investment loss. . . . . . . . . .    $   (110,011)       $    (35,967)
 Net realized loss on investments and
  foreign currency transactions . . . .      (2,019,608)         (9,647,494)
 Net change in unrealized appreciation
  (depreciation) on investments and
  foreign currency translations . . . .      22,690,423          (3,983,414)
                                           ------------        ------------
 NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS  . . . . . .      20,560,804         (13,666,875)
                                           ------------        ------------
 CAPITAL SHARES TRANSACTIONS:
 CLASS A
 Capital shares sold [ 254,412 and
  478,685 shares, respectively ]. . . .       2,025,454           4,288,497
 Capital shares repurchased [ (89,554)
  and (92,366) shares, respectively ] .        (667,561)           (743,124)
                                           ------------        ------------
 Total Class A transactions . . . . . .       1,357,893           3,545,373
                                           ------------        ------------
 CLASS B
 Capital shares sold [ 8,240,228 and
  13,954,324 shares, respectively ] . .      63,612,311         117,573,100
 Capital shares repurchased [
  (1,152,937) and (1,441,604) shares,
  respectively ]. . . . . . . . . . . .      (9,008,751)        (11,139,278)
                                           ------------        ------------
 Total Class B transactions . . . . . .      54,603,560         106,433,822
                                           ------------        ------------
 NET INCREASE IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS  . . .      55,961,453         109,979,195
                                           ------------        ------------
 TOTAL INCREASE IN NET ASSETS . . . . .      76,522,257          96,312,320
 NET ASSETS:
 Beginning of period. . . . . . . . . .      96,545,672             233,352
                                           ------------        ------------
 End of period (a). . . . . . . . . . .    $173,067,929        $ 96,545,672
                                           ============        ============
 -----------
 (a)  Includes accumulated undistributed
  net investment loss of. . . . . . . .    $   (135,667)       $    (25,656)
                                           ------------        ------------

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)
 ASSETS
 Investments at value (Cost $80,131,627) . . . . . .    $83,559,081
 Cash (Foreign cash $400,200). . . . . . . . . . . .         59,971
 Receivable for securities sold. . . . . . . . . . .        462,204
 Dividends, interest and other receivables . . . . .        189,716
 Other assets. . . . . . . . . . . . . . . . . . . .        123,194
                                                        -----------
  Total assets . . . . . . . . . . . . . . . . . . .     84,394,166
                                                        -----------
 LIABILITIES
 Payable for securities purchased. . . . . . . . . .        524,137
 Investment management fees payable. . . . . . . . .         48,586
 Administrative fees payable . . . . . . . . . . . .         21,653
 Distribution fees payable -- Class B. . . . . . . .         16,184
 Variation margin payable on futures contracts . . .          1,768
 Trustees' fees payable. . . . . . . . . . . . . . .            358
 Unrealized depreciation of forward foreign currency
  contracts. . . . . . . . . . . . . . . . . . . . .            148
 Accrued expenses. . . . . . . . . . . . . . . . . .         40,622
                                                        -----------
  Total liabilities. . . . . . . . . . . . . . . . .        653,456
                                                        -----------
 NET ASSETS  . . . . . . . . . . . . . . . . . . . .    $83,740,710
                                                        ===========
 Net assets were comprised of:
 Paid in capital . . . . . . . . . . . . . . . . . .    $82,196,542
 Accumulated undistributed net investment income . .        392,460
 Accumulated undistributed net realized loss . . . .     (2,266,083)
 Unrealized appreciation on investments. . . . . . .      3,417,791
                                                        -----------
  Net assets . . . . . . . . . . . . . . . . . . . .    $83,740,710
                                                        ===========
 CLASS A
 Net asset value, offering and redemption price per
  share, $3,414,699 / 391,577 shares outstanding
  (unlimited amount authorized: $0.001 par value). .    $      8.72
                                                        ===========
 CLASS B
 Net asset value, offering and redemption price per
  share, $80,326,011 / 9,245,745 shares outstanding
  (unlimited amount authorized: $0.001 par value). .    $      8.69
                                                        ===========
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
 INVESTMENT INCOME
 Dividends (net of $141,559 foreign withholding tax)    $ 1,056,316
 Interest. . . . . . . . . . . . . . . . . . . . . .         35,359
                                                        -----------
  Total income . . . . . . . . . . . . . . . . . . .      1,091,675
                                                        -----------
 EXPENSES
 Investment management fees. . . . . . . . . . . . .        325,818
 Custodian fees. . . . . . . . . . . . . . . . . . .        167,110
 Administrative fees . . . . . . . . . . . . . . . .        116,680
 Distribution fees -- Class B. . . . . . . . . . . .         74,277
 Professional fees . . . . . . . . . . . . . . . . .         22,425
 Printing and mailing expenses . . . . . . . . . . .         13,328
 Trustees' fees. . . . . . . . . . . . . . . . . . .          3,088
 Miscellaneous . . . . . . . . . . . . . . . . . . .          5,587
                                                        -----------
  Gross expenses . . . . . . . . . . . . . . . . . .        728,313
 Less:  Waiver of investment management fees . . . .       (170,168)
    Fees paid indirectly . . . . . . . . . . . . . .        (13,668)
                                                        -----------
  Net expenses . . . . . . . . . . . . . . . . . . .        544,477
                                                        -----------
 NET INVESTMENT INCOME . . . . . . . . . . . . . . .        547,198
                                                        -----------
 REALIZED AND UNREALIZED GAIN (LOSS)
 Realized gain (loss) on:
 Securities. . . . . . . . . . . . . . . . . . . . .       (658,781)
 Futures . . . . . . . . . . . . . . . . . . . . . .         81,301
 Foreign currency transactions . . . . . . . . . . .       (318,961)
                                                        -----------
  Net realized loss. . . . . . . . . . . . . . . . .       (896,441)
                                                        -----------
 Change in unrealized appreciation (depreciation) on:
 Securities. . . . . . . . . . . . . . . . . . . . .      7,750,919
 Futures . . . . . . . . . . . . . . . . . . . . . .         (4,695)
 Foreign currency translations . . . . . . . . . . .         33,624
                                                        -----------
  Net change in unrealized appreciation. . . . . . .      7,779,848
                                                        -----------
 NET REALIZED AND UNREALIZED GAIN  . . . . . . . . .      6,883,407
                                                        -----------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS   $ 7,430,605
                                                        ===========

STATEMENT OF CHANGES IN NET ASSETS
                                          SIX MONTHS ENDED
                                           JUNE 30, 2003        YEAR ENDED
                                            (UNAUDITED)      DECEMBER 31, 2002
                                          ----------------  -------------------
 INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
 Net investment income. . . . . . . . .    $    547,198        $     35,116
 Net realized loss on investments and
  foreign currency transactions . . . .        (896,441)         (1,677,334)
 Net change in unrealized appreciation
  (depreciation) on investments and
  foreign currency translations . . . .       7,779,848          (4,362,057)
                                           ------------        ------------
 NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS  . . . . . .       7,430,605          (6,004,275)
                                           ------------        ------------
 CAPITAL SHARES TRANSACTIONS:
 CLASS A
 Capital shares sold [ 156,608 and
  1,055,961 shares, respectively ]. . .       1,255,164           9,615,712
 Capital shares repurchased [ (39,788)
  and (792,872) shares, respectively ].        (311,100)         (7,080,587)
                                           ------------        ------------
 Total Class A transactions . . . . . .         944,064           2,535,125
                                           ------------        ------------
 CLASS B
 Capital shares sold [ 6,202,489 and
  8,364,895 shares, respectively ]. . .      49,489,093          73,986,946
 Capital shares repurchased [
  (2,907,631) and (2,425,676) shares,
  respectively ]. . . . . . . . . . . .     (23,399,806)        (21,474,394)
                                           ------------        ------------
 Total Class B transactions . . . . . .      26,089,287          52,512,552
                                           ------------        ------------
 NET INCREASE IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS  . . .      27,033,351          55,047,677
                                           ------------        ------------
 TOTAL INCREASE IN NET ASSETS . . . . .      34,463,956          49,043,402
 NET ASSETS:
 Beginning of period. . . . . . . . . .      49,276,754             233,352
                                           ------------        ------------
 End of period (a). . . . . . . . . . .    $ 83,740,710        $ 49,276,754
                                           ============        ============
 -----------
 (a)  Includes accumulated undistributed
  net investment income (loss) of . . .    $    392,460        $   (154,738)
                                           ------------        ------------

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP TECHNOLOGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)
 ASSETS
 Investments at value (Cost $42,349,249) . . . . . .    $48,072,729
 Receivable for securities sold. . . . . . . . . . .         66,190
 Dividends, interest and other receivables . . . . .          6,136
 Other assets. . . . . . . . . . . . . . . . . . . .          1,766
                                                        -----------
  Total assets . . . . . . . . . . . . . . . . . . .     48,146,821
                                                        -----------
 LIABILITIES
 Overdraft payable (Foreign cash payable $20,006). .         51,841
 Payable for securities purchased. . . . . . . . . .      1,014,651
 Investment management fees payable. . . . . . . . .         25,209
 Administrative fees payable . . . . . . . . . . . .         17,415
 Distribution fees payable -- Class B. . . . . . . .          8,512
 Trustees' fees payable. . . . . . . . . . . . . . .            268
 Accrued expenses. . . . . . . . . . . . . . . . . .         26,179
                                                        -----------
  Total liabilities. . . . . . . . . . . . . . . . .      1,144,075
                                                        -----------
 NET ASSETS  . . . . . . . . . . . . . . . . . . . .    $47,002,746
                                                        ===========
 Net assets were comprised of:
 Paid in capital . . . . . . . . . . . . . . . . . .    $45,502,457
 Accumulated undistributed net investment loss . . .       (247,710)
 Accumulated undistributed net realized loss . . . .     (3,975,670)
 Unrealized appreciation on investments. . . . . . .      5,723,669
                                                        -----------
  Net assets . . . . . . . . . . . . . . . . . . . .    $47,002,746
                                                        ===========
 CLASS A
 Net asset value, offering and redemption price per
  share, $3,843,514 / 527,774 shares outstanding
  (unlimited amount authorized: $0.001 par value). .    $      7.28
                                                        ===========
 CLASS B
 Net asset value, offering and redemption price per
  share, $43,159,232 / 5,948,308 shares outstanding
  (unlimited amount authorized: $0.001 par value). .    $      7.26
                                                        ===========
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
 INVESTMENT INCOME
 Dividends (net of $281 foreign withholding tax) . .    $    43,398
 Interest. . . . . . . . . . . . . . . . . . . . . .          6,925
                                                        -----------
  Total income . . . . . . . . . . . . . . . . . . .         50,323
                                                        -----------
 EXPENSES
 Investment management fees. . . . . . . . . . . . .        184,188
 Administrative fees . . . . . . . . . . . . . . . .         92,791
 Custodian fees. . . . . . . . . . . . . . . . . . .         70,755
 Distribution fees -- Class B. . . . . . . . . . . .         35,526
 Professional fees . . . . . . . . . . . . . . . . .         20,169
 Printing and mailing expenses . . . . . . . . . . .          6,526
 Trustees' fees. . . . . . . . . . . . . . . . . . .          1,499
 Miscellaneous . . . . . . . . . . . . . . . . . . .          2,505
                                                        -----------
  Gross expenses . . . . . . . . . . . . . . . . . .        413,959
 Less:  Waiver of investment management fees . . . .       (132,857)
    Fees paid indirectly . . . . . . . . . . . . . .        (10,207)
                                                        -----------
  Net expenses . . . . . . . . . . . . . . . . . . .        270,895
                                                        -----------
 NET INVESTMENT LOSS . . . . . . . . . . . . . . . .       (220,572)
                                                        -----------
 REALIZED AND UNREALIZED GAIN (LOSS)
 Realized gain (loss) on:
 Securities. . . . . . . . . . . . . . . . . . . . .        115,415
 Options written . . . . . . . . . . . . . . . . . .        (18,095)
 Foreign currency transactions . . . . . . . . . . .        (11,591)
                                                        -----------
  Net realized gain. . . . . . . . . . . . . . . . .         85,729
                                                        -----------
 Change in unrealized appreciation (depreciation) on:
 Securities. . . . . . . . . . . . . . . . . . . . .      7,763,808
 Options written . . . . . . . . . . . . . . . . . .           (799)
 Foreign currency translations . . . . . . . . . . .            187
                                                        -----------
  Net change in unrealized appreciation. . . . . . .      7,763,196
                                                        -----------
 NET REALIZED AND UNREALIZED GAIN  . . . . . . . . .      7,848,925
                                                        -----------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS   $ 7,628,353
                                                        ===========

STATEMENT OF CHANGES IN NET ASSETS
                                          SIX MONTHS ENDED
                                           JUNE 30, 2003        YEAR ENDED
                                            (UNAUDITED)      DECEMBER 31, 2002
                                          ----------------  -------------------
 INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
 Net investment loss. . . . . . . . . .    $   (220,572)       $   (170,227)
 Net realized gain (loss) on investments
  and foreign currency transactions . .          85,729          (4,087,407)
 Net change in unrealized appreciation
  (depreciation) on investments and
  foreign currency translations . . . .       7,763,196          (2,039,527)
                                           ------------        ------------
 NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS  . . . . . .       7,628,353          (6,297,161)
                                           ------------        ------------
 CAPITAL SHARES TRANSACTIONS:
 CLASS A
 Capital shares sold [ 363,978 and
  367,820 shares, respectively ]. . . .       2,427,461           2,761,334
 Capital shares repurchased [ (113,678)
  and (102,014) shares, respectively ].        (719,992)           (648,104)
                                           ------------        ------------
 Total Class A transactions . . . . . .       1,707,469           2,113,230
                                           ------------        ------------
 CLASS B
 Capital shares sold [ 7,147,585 and
  5,808,886 shares, respectively ]. . .      46,236,189          40,391,506
 Capital shares repurchased [
  (5,019,932) and (1,999,899) shares,
  respectively ]. . . . . . . . . . . .     (32,103,288)        (12,906,904)
                                           ------------        ------------
 Total Class B transactions . . . . . .      14,132,901          27,484,602
                                           ------------        ------------
 NET INCREASE IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS  . . .      15,840,370          29,597,832
                                           ------------        ------------
 TOTAL INCREASE IN NET ASSETS . . . . .      23,468,723          23,300,671
 NET ASSETS:
 Beginning of period. . . . . . . . . .      23,534,023             233,352
                                           ------------        ------------
 End of period (a). . . . . . . . . . .    $ 47,002,746        $ 23,534,023
                                           ============        ============
 -----------
 (a)  Includes accumulated undistributed
  net investment loss of. . . . . . . .    $   (247,710)       $    (27,138)
                                           ------------        ------------

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP HEALTH CARE PORTFOLIO


STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)
 ASSETS
 Investments at value (Cost $90,640,777) . . . . . .    $100,318,133
 Cash (Foreign cash $30,671) . . . . . . . . . . . .         333,262
 Receivable for securities sold. . . . . . . . . . .         800,001
 Dividends, interest and other receivables . . . . .          38,520
 Other assets. . . . . . . . . . . . . . . . . . . .           1,982
                                                        ------------
  Total assets . . . . . . . . . . . . . . . . . . .     101,491,898
                                                        ------------
 LIABILITIES
 Payable for securities purchased. . . . . . . . . .       1,380,944
 Investment management fees payable. . . . . . . . .          89,122
 Administrative fees payable . . . . . . . . . . . .          23,328
 Distribution fees payable -- Class B. . . . . . . .          19,148
 Trustees' fees payable. . . . . . . . . . . . . . .             141
 Accrued expenses. . . . . . . . . . . . . . . . . .          19,210
                                                        ------------
  Total liabilities. . . . . . . . . . . . . . . . .       1,531,893
                                                        ------------
 NET ASSETS  . . . . . . . . . . . . . . . . . . . .    $ 99,960,005
                                                        ============
 Net assets were comprised of:
 Paid in capital . . . . . . . . . . . . . . . . . .    $ 92,620,989
 Accumulated undistributed net investment loss . . .        (260,703)
 Accumulated undistributed net realized loss . . . .      (2,078,676)
 Unrealized appreciation on investments. . . . . . .       9,678,395
                                                        ------------
  Net assets . . . . . . . . . . . . . . . . . . . .    $ 99,960,005
                                                        ============
 CLASS A
 Net asset value, offering and redemption price per
  share, $4,084,309 / 436,749 shares outstanding
  (unlimited amount authorized: $0.001 par value). .    $       9.35
                                                        ============
 CLASS B
 Net asset value, offering and redemption price per
  share, $95,875,696 / 10,289,191 shares outstanding
  (unlimited amount authorized: $0.001 par value). .    $       9.32
                                                        ============
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
 INVESTMENT INCOME
 Dividends (net of $21,090 foreign withholding tax).    $    389,298
 Interest. . . . . . . . . . . . . . . . . . . . . .          16,075
                                                        ------------
  Total income . . . . . . . . . . . . . . . . . . .         405,373
                                                        ------------
 EXPENSES
 Investment management fees. . . . . . . . . . . . .         416,981
 Administrative fees . . . . . . . . . . . . . . . .         122,332
 Distribution fees -- Class B. . . . . . . . . . . .          83,239
 Custodian fees. . . . . . . . . . . . . . . . . . .          41,740
 Professional fees . . . . . . . . . . . . . . . . .          22,880
 Printing and mailing expenses . . . . . . . . . . .          14,746
 Trustees' fees. . . . . . . . . . . . . . . . . . .           3,389
 Miscellaneous . . . . . . . . . . . . . . . . . . .           2,551
                                                        ------------
  Gross expenses . . . . . . . . . . . . . . . . . .         707,858
 Less:  Waiver of investment management fees . . . .         (69,293)
    Fees paid indirectly . . . . . . . . . . . . . .          (2,505)
                                                        ------------
  Net expenses . . . . . . . . . . . . . . . . . . .         636,060
                                                        ------------
 NET INVESTMENT LOSS . . . . . . . . . . . . . . . .        (230,687)
                                                        ------------
 REALIZED AND UNREALIZED GAIN
 Realized gain on:
 Securities. . . . . . . . . . . . . . . . . . . . .         643,910
 Foreign currency transactions . . . . . . . . . . .           1,945
                                                        ------------
  Net realized gain. . . . . . . . . . . . . . . . .         645,855
                                                        ------------
 Change in unrealized appreciation on:
 Securities. . . . . . . . . . . . . . . . . . . . .      12,232,321
 Foreign currency translations . . . . . . . . . . .             628
                                                        ------------
  Net change in unrealized appreciation. . . . . . .      12,232,949
                                                        ------------
 NET REALIZED AND UNREALIZED GAIN  . . . . . . . . .      12,878,804
                                                        ------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS   $ 12,648,117
                                                        ============

STATEMENT OF CHANGES IN NET ASSETS
                                          SIX MONTHS ENDED
                                           JUNE 30, 2003        YEAR ENDED
                                            (UNAUDITED)      DECEMBER 31, 2002
                                          ----------------  -------------------
 INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
 Net investment loss. . . . . . . . . .     $  (230,687)       $   (263,686)
 Net realized gain (loss) on investments
  and foreign currency transactions . .         645,855          (2,737,614)
 Net change in unrealized appreciation
  (depreciation) on investments and
  foreign currency translations . . . .      12,232,949          (2,554,554)
                                            -----------        ------------
 NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS  . . . . . .      12,648,117          (5,555,854)
                                            -----------        ------------
 CAPITAL SHARES TRANSACTIONS:
 CLASS A
 Capital shares sold [ 256,874 and
  432,123 shares, respectively ]. . . .       2,194,128           3,808,899
 Capital shares repurchased [ (132,427)
  and (131,489) shares, respectively ].      (1,100,141)         (1,070,244)
                                            -----------        ------------
 Total Class A transactions . . . . . .       1,093,987           2,738,655
                                            -----------        ------------
 CLASS B
 Capital shares sold [ 4,963,348 and
  7,472,365 shares, respectively ]. . .      41,563,457          65,314,806
 Capital shares repurchased [ (897,891)
  and (1,260,299) shares, respectively ]     (7,677,436)        (10,399,079)
                                            -----------        ------------
 Total Class B transactions . . . . . .      33,886,021          54,915,727
                                            -----------        ------------
 NET INCREASE IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS  . . .      34,980,008          57,654,382
                                            -----------        ------------
 TOTAL INCREASE IN NET ASSETS . . . . .      47,628,125          52,098,528
 NET ASSETS:
 Beginning of period. . . . . . . . . .      52,331,880             233,352
                                            -----------        ------------
 End of period (a). . . . . . . . . . .     $99,960,005        $ 52,331,880
                                            ===========        ============
 -----------
 (a)  Includes accumulated undistributed
  net investment loss of. . . . . . . .     $  (260,703)       $    (30,016)
                                            -----------        ------------

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP CORE BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)
 ASSETS
 Investments at value (Cost $666,077,265). . . . . . . . .    $672,420,877
 Receivable for forward commitments. . . . . . . . . . . .      57,742,483
 Dividends, interest and other receivables . . . . . . . .       3,102,106
 Receivable for securities sold. . . . . . . . . . . . . .         311,833
 Variation margin receivable on futures contracts. . . . .          77,166
 Unrealized appreciation of forward foreign currency
  contracts. . . . . . . . . . . . . . . . . . . . . . . .           7,051
 Other assets. . . . . . . . . . . . . . . . . . . . . . .          99,836
                                                              ------------
  Total assets . . . . . . . . . . . . . . . . . . . . . .     733,761,352
                                                              ------------
 LIABILITIES
 Overdraft payable (Foreign cash $1,625,264) . . . . . . .         144,584
 Payable for forward commitments . . . . . . . . . . . . .     171,927,559
 Payable for securities purchased. . . . . . . . . . . . .       4,691,866
 Investment management fees payable. . . . . . . . . . . .         200,543
 Distribution fees payable -- Class B. . . . . . . . . . .         110,882
 Administrative fees payable . . . . . . . . . . . . . . .          73,178
 Options written, at value (Premiums received $22,750) . .          25,750
 Trustees' fees payable. . . . . . . . . . . . . . . . . .           1,266
 Unrealized depreciation of forward foreign currency
  contracts. . . . . . . . . . . . . . . . . . . . . . . .              15
 Accrued expenses. . . . . . . . . . . . . . . . . . . . .          16,559
                                                              ------------
  Total liabilities. . . . . . . . . . . . . . . . . . . .     177,192,202
                                                              ------------
 NET ASSETS  . . . . . . . . . . . . . . . . . . . . . . .    $556,569,150
                                                              ============
 Net assets were comprised of:
 Paid in capital . . . . . . . . . . . . . . . . . . . . .    $539,755,344
 Accumulated undistributed net investment income . . . . .         132,312
 Accumulated undistributed net realized gain . . . . . . .      10,073,454
 Unrealized appreciation on investments. . . . . . . . . .       6,608,040
                                                              ------------
  Net assets . . . . . . . . . . . . . . . . . . . . . . .    $556,569,150
                                                              ============
 CLASS A
 Net asset value, offering and redemption price per share,
  $5,976,089 / 561,022 shares outstanding (unlimited amount
  authorized: $0.001 par value). . . . . . . . . . . . . .    $      10.65
                                                              ============
 CLASS B
 Net asset value, offering and redemption price per share,
  $550,593,061 / 51,730,491 shares outstanding (unlimited
  amount authorized: $0.001 par value) . . . . . . . . . .    $      10.64
                                                              ============
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
 INVESTMENT INCOME
 Interest. . . . . . . . . . . . . . . . . . . . . . . . .    $  6,633,926
                                                              ------------

 EXPENSES
 Investment management fees. . . . . . . . . . . . . . . .       1,366,940
 Distribution fees -- Class B. . . . . . . . . . . . . . .         562,660
 Administrative fees . . . . . . . . . . . . . . . . . . .         399,090
 Printing and mailing expenses . . . . . . . . . . . . . .          99,334
 Custodian fees. . . . . . . . . . . . . . . . . . . . . .          65,884
 Professional fees . . . . . . . . . . . . . . . . . . . .          50,916
 Trustees' fees. . . . . . . . . . . . . . . . . . . . . .          23,054
 Miscellaneous . . . . . . . . . . . . . . . . . . . . . .           3,064
                                                              ------------
  Gross expenses . . . . . . . . . . . . . . . . . . . . .       2,570,942
 Less:  Waiver of investment management fees . . . . . . .        (407,797)
    Fees paid indirectly . . . . . . . . . . . . . . . . .            (173)
                                                              ------------
  Net expenses . . . . . . . . . . . . . . . . . . . . . .       2,162,972
                                                              ------------
 NET INVESTMENT INCOME . . . . . . . . . . . . . . . . . .       4,470,954
                                                              ------------
 REALIZED AND UNREALIZED GAIN (LOSS)
 Realized gain on:
 Securities. . . . . . . . . . . . . . . . . . . . . . . .       7,871,977
 Options written . . . . . . . . . . . . . . . . . . . . .         162,713
 Futures . . . . . . . . . . . . . . . . . . . . . . . . .       3,084,650
 Foreign currency transactions . . . . . . . . . . . . . .          46,502
                                                              ------------
  Net realized gain. . . . . . . . . . . . . . . . . . . .      11,165,842
                                                              ------------
 Change in unrealized appreciation (depreciation) on:
 Securities. . . . . . . . . . . . . . . . . . . . . . . .       2,327,411
 Options written . . . . . . . . . . . . . . . . . . . . .        (117,110)
 Futures . . . . . . . . . . . . . . . . . . . . . . . . .        (566,008)
 Foreign currency translations . . . . . . . . . . . . . .         (28,266)
                                                              ------------
  Net change in unrealized appreciation. . . . . . . . . .       1,616,027
                                                              ------------
 NET REALIZED AND UNREALIZED GAIN  . . . . . . . . . . . .      12,781,869
                                                              ------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS  . .    $ 17,252,823
                                                              ============

STATEMENT OF CHANGES IN NET ASSETS
                                          SIX MONTHS ENDED
                                           JUNE 30, 2003        YEAR ENDED
                                            (UNAUDITED)      DECEMBER 31, 2002
                                          ----------------  -------------------
 INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
 Net investment income. . . . . . . . .    $  4,470,954        $  4,598,416
 Net realized gain on investments and
  foreign currency transactions . . . .      11,165,842           4,277,441
 Net change in unrealized appreciation
  on investments and foreign currency
  translations. . . . . . . . . . . . .       1,616,027           4,992,013
                                           ------------        ------------
 NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS  . . . . . . . . . . .      17,252,823          13,867,870
                                           ------------        ------------
 DIVIDENDS AND DISTRIBUTIONS:
 Dividends from net investment income
 Class A. . . . . . . . . . . . . . . .         (65,176)            (91,102)
 Class B. . . . . . . . . . . . . . . .      (4,447,690)         (4,881,631)
                                           ------------        ------------
                                             (4,512,866)         (4,972,733)
                                           ------------        ------------
 Distributions from net realized capital
  gains
 Class A. . . . . . . . . . . . . . . .          (9,047)            (55,907)
 Class B. . . . . . . . . . . . . . . .        (719,466)         (4,058,404)
                                           ------------        ------------
                                               (728,513)         (4,114,311)
                                           ------------        ------------
 TOTAL DIVIDENDS AND DISTRIBUTIONS  . .      (5,241,379)         (9,087,044)
                                           ------------        ------------
 CAPITAL SHARES TRANSACTIONS:
 CLASS A
 Capital shares sold [ 2,420,963 and
  1,917,739 shares, respectively ]. . .      25,462,972          19,692,312
 Capital shares issued in reinvestment
  of dividends and distributions [ 7,047
  and 14,332 shares, respectively ] . .          74,223             147,009
 Capital shares repurchased [
  (2,311,771) and (1,498,947) shares,
  respectively ]. . . . . . . . . . . .     (24,323,682)        (15,434,426)
                                           ------------        ------------
 Total Class A transactions . . . . . .       1,213,513           4,404,895
                                           ------------        ------------
 CLASS B
 Capital shares sold [ 24,143,723 and
  34,256,838 shares, respectively ] . .     253,294,230         350,425,941
 Capital shares issued in reinvestment
  of dividends and distributions [
  490,391 and 871,759 shares,
  respectively ]                              5,167,156           8,940,035
 Capital shares repurchased [
  (6,241,055) and (1,802,824) shares,
  respectively ]. . . . . . . . . . . .     (65,319,909)        (18,582,165)
                                           ------------        ------------
 Total Class B transactions . . . . . .     193,141,477         340,783,811
                                           ------------        ------------
 NET INCREASE IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS  . . .     194,354,990         345,188,706
                                           ------------        ------------
 TOTAL INCREASE IN NET ASSETS . . . . .     206,366,434         349,969,532
 NET ASSETS:
 Beginning of period. . . . . . . . . .     350,202,716             233,184
                                           ------------        ------------
 End of period (a). . . . . . . . . . .    $556,569,150        $350,202,716
                                           ============        ============
 -----------
 (a)  Includes accumulated undistributed
  net investment income of. . . . . . .    $    132,312        $    174,224
                                           ------------        ------------

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO:
FINANCIAL HIGHLIGHTS

                                  CLASS A                           CLASS B
                        ---------------------------       ---------------------------
                         SIX MONTHS                        SIX MONTHS
                            ENDED       YEAR ENDED            ENDED        YEAR ENDED
                        JUNE 30, 2003  DECEMBER 31,       JUNE 30, 2003   DECEMBER 31,
                         (UNAUDITED)     2002(C)           (UNAUDITED)      2002(C)
                        -------------  ------------       -------------  --------------
 Net asset value,
 beginning of period.     $ 6.90        $ 10.00            $   6.88        $ 10.00
                          ------        -------            --------        -------
  INCOME FROM
  INVESTMENT
  OPERATIONS:
  Net investment loss      (0.01)         (0.01)              (0.01)         (0.03)
  Net realized and
  unrealized gain
  (loss) on
  investments . . . .       1.01          (3.09)               1.00          (3.09)
                          ------        -------            --------        -------
  Total from
  investment
  operations. . . . .       1.00          (3.10)               0.99          (3.12)
                          ------        -------            --------        -------
 Net asset value, end
 of period. . . . . .     $ 7.90        $  6.90            $   7.87        $  6.88
                          ======        =======            ========        =======
Total return (b). . .      14.49%        (31.00)%             14.39%        (31.20)%
                          ======        =======            ========        =======
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period (000's) . . .     $4,924        $ 2,637            $146,808        $76,577
Ratio of expenses to
 average net assets
 after waivers (a). .       1.10%          1.10%               1.35%          1.35%
Ratio of expenses to
 average net assets
 after waivers
 and fees paid
 indirectly (a) . . .       1.07%          0.96%               1.32%          1.21%
Ratio of expenses to
 average net assets
 before waivers
 and fees paid
 indirectly (a) . . .       1.39%          1.84%               1.64%          2.09%
Ratio of net
 investment loss to
 average net assets
 after
 waivers (a). . . . .      (0.30)%        (0.31)%             (0.55)%        (0.56)%
Ratio of net
 investment loss to
 average net assets
 after
 waivers and fees paid
 indirectly (a) . . .      (0.27)%        (0.17)%             (0.52)%        (0.42)%
Ratio of net
 investment loss to
 average net assets
 before waivers and
 fees paid indirectly
 (a). . . . . . . . .      (0.59)%        (1.05)%             (0.84)%        (1.30)%
Portfolio turnover
 rate . . . . . . . .         11%            19%                 11%            19%
Effect of voluntary
 expense limitation
 during the period:
 Per share benefit to
  net investment loss     $ 0.01        $  0.06            $   0.01        $  0.05

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)

                                  CLASS A                            CLASS B
                        ----------------------------       ---------------------------
                         SIX MONTHS                         SIX MONTHS
                            ENDED       YEAR ENDED             ENDED        YEAR ENDED
                        JUNE 30, 2003   DECEMBER 31,       JUNE 30, 2003   DECEMBER 31,
                         (UNAUDITED)      2002(C)           (UNAUDITED)       2002(C)
                        -------------  -------------       -------------  --------------
 Net asset value,
 beginning of period.      $ 7.73        $ 10.00             $  7.73        $ 10.00
                           ------        -------             -------        -------
  INCOME FROM
  INVESTMENT
  OPERATIONS:
  Net investment
  income. . . . . . .        0.02           0.05                0.01           0.02
  Net realized and
  unrealized gain
  (loss) on
  investments . . . .        1.03          (2.28)               1.03          (2.27)
                           ------        -------             -------        -------
  Total from
  investment
  operations. . . . .        1.05          (2.23)               1.04          (2.25)
                           ------        -------             -------        -------
  LESS DISTRIBUTIONS:
  Dividends from net
  investment income .          --          (0.04)                 --          (0.02)
                           ------        -------             -------        -------
 Net asset value, end
 of period. . . . . .      $ 8.78        $  7.73             $  8.77        $  7.73
                           ======        =======             =======        =======
Total return  (b) . .       13.58%        (22.34)%             13.45%        (22.53)%
                           ======        =======             =======        =======
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period (000's) . . .      $3,358        $ 2,305             $85,904        $48,689
Ratio of expenses to
 average net assets
 after waivers and
 reimbursements (a) .        1.10%          1.10%               1.35%          1.35%
Ratio of expenses to
 average net assets
 after waivers,
 reimbursements and
 fees paid indirectly
 (a). . . . . . . . .        1.08%          1.04%               1.33%          1.29%
Ratio of expenses to
 average net assets
 before waivers,
 reimbursements and
 fees paid indirectly
 (a). . . . . . . . .        1.51%          2.02%               1.76%          2.27%
Ratio of net
 investment income to
 average net assets
 after waivers and
 reimbursements (a) .        0.51%          0.49%               0.26%          0.24%
Ratio of net
 investment income to
 average net assets
 after waivers,
 reimbursements and
 fees paid indirectly
 (a). . . . . . . . .        0.53%          0.55%               0.28%          0.30%
Ratio of net
 investment income
 (loss) to average net
 assets before
 waivers,
 rembursements and
 fees paid indirectly
 (a). . . . . . . . .        0.10%         (0.43)%             (0.15)%        (0.68)%
Portfolio turnover
 rate . . . . . . . .          23%            39%                 23%            39%
Effect of voluntary
 expense limitation
 during the period:
 Per share benefit to
  net investment
  income. . . . . . .      $ 0.01        $  0.08             $  0.01        $  0.08

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)

                                  CLASS A                           CLASS B
                        ---------------------------       ---------------------------
                         SIX MONTHS                        SIX MONTHS
                            ENDED       YEAR ENDED            ENDED        YEAR ENDED
                        JUNE 30, 2003  DECEMBER 31,       JUNE 30, 2003   DECEMBER 31,
                         (UNAUDITED)     2002(C)           (UNAUDITED)      2002(C)
                        -------------  ------------       -------------  --------------
 Net asset value,
 beginning of period.      $ 7.98       $ 10.00             $   7.98       $ 10.00
                           ------       -------             --------       -------
  INCOME FROM
  INVESTMENT
  OPERATIONS:
  Net investment
  income. . . . . . .        0.04          0.09                 0.03          0.07
  Net realized and
  unrealized gain
  (loss) on
  investments and
  foreign currency
  transactions. . . .        0.99         (2.05)                0.98         (2.05)
                           ------       -------             --------       -------
  Total from
  investment
  operations. . . . .        1.03         (1.96)                1.01         (1.98)
                           ------       -------             --------       -------
  LESS DISTRIBUTIONS:
  Dividends from net
  investment income .         --#         (0.06)                 --#         (0.04)
                           ------       -------             --------       -------
 Net asset value, end
 of period. . . . . .      $ 9.01       $  7.98             $   8.99       $  7.98
                           ======       =======             ========       =======
Total return (b). . .       12.92%       (19.63)%              12.67%       (19.84)%
                           ======       =======             ========       =======
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period (000's) . . .      $3,472       $ 2,345             $149,706       $86,036
Ratio of expenses to
 average net assets
 after waivers (a). .        1.10%         1.10%                1.35%         1.35%
Ratio of expenses to
 average net assets
 after waivers
 and fees paid
 indirectly (a) . . .        1.04%         0.92%                1.29%         1.17%
Ratio of expenses to
 average net assets
 before waivers
 and fees paid
 indirectly (a) . . .        1.40%         1.77%                1.65%         2.02%
Ratio of net
 investment income to
 average net assets
 after waivers (a). .        1.03%         0.90%                0.78%         0.65%
Ratio of net
 investment income to
 average net assets
 after waivers and
 fees paid indirectly
 (a). . . . . . . . .        1.09%         1.08%                0.84%         0.83%
Ratio of net
 investment income
 (loss) to average net
 assets before waivers
 and fees paid
 indirectly (a) . . .        0.73%         0.23%                0.48%        (0.02)%
Portfolio turnover
 rate . . . . . . . .          66%          129%                  66%          129%
Effect of voluntary
 expense limitation
 during the period:
 Per share benefit to
  net investment
  income. . . . . . .      $ 0.01       $  0.06             $   0.01       $  0.06

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)

                                  CLASS A                            CLASS B
                        ----------------------------       ---------------------------
                         SIX MONTHS                         SIX MONTHS
                            ENDED       YEAR ENDED             ENDED        YEAR ENDED
                        JUNE 30, 2003   DECEMBER 31,       JUNE 30, 2003   DECEMBER 31,
                         (UNAUDITED)      2002(C)           (UNAUDITED)      2002(C)
                        -------------  -------------       -------------  --------------
 Net asset value,
 beginning of period.     $ 6.30         $ 10.00            $   6.28        $ 10.00
                          ------         -------            --------        -------
  INCOME FROM
  INVESTMENT
  OPERATIONS:
  Net investment loss      (0.02)          (0.06)              (0.03)         (0.08)
  Net realized and
  unrealized gain
  (loss) on
  investments . . . .       1.08           (3.64)               1.08          (3.64)
                          ------         -------            --------        -------
  Total from
  investment
  operations. . . . .       1.06           (3.70)               1.05          (3.72)
                          ------         -------            --------        -------
 Net asset value, end
 of period. . . . . .     $ 7.36         $  6.30            $   7.33        $  6.28
                          ======         =======            ========        =======
Total return (b). . .      16.83%         (37.00)%             16.72%        (37.20)%
                          ======         =======            ========        =======
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period (000's) . . .     $4,523         $ 2,571            $171,533        $85,237
Ratio of expenses to
 average net assets
 after waivers (a). .       1.35%           1.35%               1.60%          1.60%
Ratio of expenses to
 average net assets
 after waivers
 and fees paid
 indirectly (a) . . .       1.19%           1.26%               1.44%          1.51%
Ratio of expenses to
 average net assets
 before waivers
 and fees paid
 indirectly (a) . . .       1.61%           2.06%               1.86%          2.31%
Ratio of net
 investment loss to
 average net assets
 after waivers (a). .      (1.04)%         (0.99)%             (1.29)%        (1.24)%
Ratio of net
 investment loss to
 average net assets
 after waivers and
 fees paid indirectly
 (a). . . . . . . . .      (0.88)%         (0.90)%             (1.13)%        (1.15)%
Ratio of net
 investment loss to
 average net assets
 before waivers and
 fees paid indirectly
 (a). . . . . . . . .      (1.30)%         (1.70)%             (1.55)%        (1.95)%
Portfolio turnover
 rate . . . . . . . .        105%            196%                105%           196%
Effect of voluntary
 expense limitation
 during the period:
 Per share benefit to
  net investment
  income loss . . . .     $ 0.01         $  0.05            $   0.01        $  0.05

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)

                                  CLASS A                            CLASS B
                        ----------------------------       ----------------------------
                          SIX MONTHS                         SIX MONTHS
                            ENDED        YEAR ENDED            ENDED         YEAR ENDED
                        JUNE 30, 2003   DECEMBER 31,       JUNE 30, 2003    DECEMBER 31,
                        (UNAUDITED)(C)    2002(C)          (UNAUDITED)(C)     2002(C)
                        --------------  ------------       --------------  --------------
 Net asset value,
 beginning of period.      $ 7.49        $ 10.00             $   7.47        $ 10.00
                           ------        -------             --------        -------
  INCOME FROM
  INVESTMENT
  OPERATIONS:
  Net investment
  income (loss) . . .         --#           0.01                (0.01)         (0.01)
  Net realized and
  unrealized gain
  (loss) on
  investments and
  foreign currency
  transactions. . . .        1.12          (2.52)                1.12          (2.52)
                           ------        -------             --------        -------
  Total from
  investment
  operations. . . . .        1.12          (2.51)                1.11          (2.53)
                           ------        -------             --------        -------
 Net asset value, end
 of period. . . . . .      $ 8.61        $  7.49             $   8.58        $  7.47
                           ======        =======             ========        =======
Total return (b). . .       14.95%        (25.10)%              14.86%        (25.30)%
                           ======        =======             ========        =======
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period (000's) . . .      $4,846        $ 2,981             $168,222        $93,565
Ratio of expenses to
 average net assets
 after waivers (a). .        1.35%          1.35%                1.60%          1.60%
Ratio of expenses to
 average net assets
 after waivers and
 fees paid indirectly
 (a). . . . . . . . .        1.31%          1.21%                1.56%          1.46%
Ratio of expenses to
 average net assets
 before waivers and
 fees paid indirectly
 (a). . . . . . . . .        1.61%          1.93%                1.86%          2.18%
Ratio of net
 investment income
 (loss) to average net
 assets after waivers
 (a). . . . . . . . .        0.03%          0.03%               (0.22)%        (0.22)%
Ratio of net
 investment income
 (loss) to average net
 assets after waivers
 and fees paid
 indirectly (a) . . .        0.07%          0.17%               (0.18)%        (0.08)%
Ratio of net
 investment loss to
 average net assets
 before waivers and
 fees paid indirectly
 (a). . . . . . . . .       (0.23)%        (0.55)%              (0.48)%        (0.80)%
Portfolio turnover
 rate . . . . . . . .          31%            88%                  31%            88%
Effect of voluntary
 expense limitation
 during the period:
 Per share benefit to
  net investment
  income (loss) . . .      $ 0.01        $  0.05             $   0.01        $  0.05

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)

                                  CLASS A                           CLASS B
                        ---------------------------       ---------------------------
                         SIX MONTHS                        SIX MONTHS
                            ENDED       YEAR ENDED            ENDED        YEAR ENDED
                        JUNE 30, 2003  DECEMBER 31,       JUNE 30, 2003   DECEMBER 31,
                         (UNAUDITED)     2002(C)           (UNAUDITED)      2002(C)
                        -------------  ------------       -------------  --------------
 Net asset value,
 beginning of period.      $ 7.93       $ 10.00             $  7.91        $ 10.00
                           ------       -------             -------        -------
  INCOME FROM
  INVESTMENT
  OPERATIONS:
  Net investment
  income. . . . . . .        0.07          0.03                0.07           0.01
  Net realized and
  unrealized gain
  (loss) on
  investments and
  foreign currency
  tranactions . . . .        0.72         (2.10)               0.71          (2.10)
                           ------       -------             -------        -------
  Total from
  investment
  operations. . . . .        0.79         (2.07)               0.78          (2.09)
                           ------       -------             -------        -------
 Net asset value, end
 of period. . . . . .      $ 8.72       $  7.93             $  8.69        $  7.91
                           ======       =======             =======        =======
Total return (b). . .        9.96%       (20.70)%              9.86%        (20.90)%
                           ======       =======             =======        =======
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period (000's) . . .      $3,415       $ 2,180             $80,326        $47,097
Ratio of expenses to
 average net assets
 after waivers
 and reimbursements
 (a). . . . . . . . .        1.55%         1.55%               1.80%          1.80%
Ratio of expenses to
 average net assets
 after waivers,
 reimbursements and
 fees paid indirectly
 (a). . . . . . . . .        1.50%         1.53%               1.75%          1.78%
Ratio of expenses to
 average net assets
 before waivers,
 reimbursements and
 fees paid indirectly
 (a). . . . . . . . .        2.11%         2.72%               2.36%          2.97%
Ratio of net
 investment income to
 average net assets
 after waivers and
 reimbursements (a) .        1.97%         0.35%               1.72%          0.10%
Ratio of net
 investment income to
 average net assets
 after waivers,
 reimbursements and
 fees paid indirectly
 (a). . . . . . . . .        2.02%         0.37%               1.77%          0.12%
Ratio of net
 investment income
 (loss) to average net
 assets before
 waivers,
 rembursements and
 fees paid indirectly
 (a). . . . . . . . .        1.41%        (0.82)%              1.16%         (1.07)%
Portfolio turnover
 rate . . . . . . . .          54%           22%                 54%            22%
Effect of voluntary
 expense limitation
 during the period:
 Per share benefit to
  net investment
  income. . . . . . .      $ 0.02       $  0.10             $  0.02        $  0.10

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP TECHNOLOGY PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)

                                  CLASS A                           CLASS B
                        ---------------------------       ---------------------------
                         SIX MONTHS                        SIX MONTHS
                            ENDED       YEAR ENDED            ENDED        YEAR ENDED
                        JUNE 30, 2003  DECEMBER 31,       JUNE 30, 2003   DECEMBER 31,
                         (UNAUDITED)     2002 (C)          (UNAUDITED)      2002 (C)
                        -------------  ------------       -------------  --------------
 Net asset value,
 beginning of period.     $ 5.76        $ 10.00             $  5.74        $ 10.00
                          ------        -------             -------        -------
  INCOME FROM
  INVESTMENT
  OPERATIONS:
  Net investment loss      (0.02)         (0.08)              (0.03)         (0.09)
  Net realized and
  unrealized gain
  (loss) on
  investments and
  foreign currency
  transactions. . . .       1.54          (4.16)               1.55          (4.17)
                          ------        -------             -------        -------
  Total from
  investment
  operations. . . . .       1.52          (4.24)               1.52          (4.26)
                          ------        -------             -------        -------
 Net asset value, end
 of period. . . . . .     $ 7.28        $  5.76             $  7.26        $  5.74
                          ======        =======             =======        =======
Total return  (b) . .      26.61%        (42.50)%             26.48%        (42.60)%
                          ======        =======             =======        =======
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period (000's) . . .     $3,844        $ 1,597             $43,159        $21,937
Ratio of expenses to
 average net assets
 after waivers and
 reimbursements (a) .       1.60%          1.60%               1.85%          1.85%
Ratio of expenses to
 average net assets
 after waivers,
 reimbursements and
 fees paid indirectly
 (a). . . . . . . . .       1.53%          1.48%               1.78%          1.73%
Ratio of expenses to
 average net assets
 before waivers,
 reimbursements and
 fees paid indirectly
 (a). . . . . . . . .       2.46%          3.52%               2.71%          3.77%
Ratio of net
 investment loss to
 average net assets
 after waivers and
 reimbursements (a) .      (1.27)%        (1.29)%             (1.52)%        (1.54)%
Ratio of net
 investment loss to
 average net assets
 after waivers,
 reimbursements and
 fees paid indirectly
 (a). . . . . . . . .      (1.20)%        (1.17)%             (1.45)%        (1.42)%
Ratio of net
 investment loss to
 average net assets
 before waivers,
 reimbursements and
 fees paid indirectly
 (a). . . . . . . . .      (2.13)%        (3.21)%             (2.38)%        (3.46)%
Portfolio turnover
 rate . . . . . . . .         96%           154%                 96%           154%
Effect of voluntary
 expense limitation
 during the period:
 Per share benefit to
  net investment loss     $ 0.02        $  0.13             $  0.02        $  0.13

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP HEALTH CARE PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)

                                  CLASS A                           CLASS B
                        ---------------------------       ---------------------------
                         SIX MONTHS                        SIX MONTHS
                            ENDED       YEAR ENDED            ENDED        YEAR ENDED
                        JUNE 30, 2003  DECEMBER 31,       JUNE 30, 2003   DECEMBER 31,
                         (UNAUDITED)     2002(C)           (UNAUDITED)      2002(C)
                        -------------  ------------       -------------  --------------
 Net asset value,
 beginning of period.     $ 8.02        $ 10.00             $  8.01        $ 10.00
                          ------        -------             -------        -------
  INCOME FROM
  INVESTMENT
  OPERATIONS:
  Net investment loss      (0.01)         (0.06)              (0.02)         (0.08)
  Net realized and
  unrealized gain
  (loss) on
  investments and
  foreign currency
  transactions. . . .       1.34          (1.92)               1.33          (1.91)
                          ------        -------             -------        -------
  Total from
  investment
  operations. . . . .       1.33          (1.98)               1.31          (1.99)
                          ------        -------             -------        -------
 Net asset value, end
 of period. . . . . .     $ 9.35        $  8.02             $  9.32        $  8.01
                          ======        =======             =======        =======
Total return (b). . .      16.58%        (19.80)%             16.35%        (19.90)%
                          ======        =======             =======        =======
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period (000's) . . .     $4,084        $ 2,506             $95,876        $49,826
Ratio of expenses to
 average net assets
 after waivers (a). .       1.60%          1.60%               1.85%          1.85%
Ratio of expenses to
 average net assets
 after waivers
 and fees paid
 indirectly (a) . . .       1.59%          1.57%               1.84%          1.82%
Ratio of expenses to
 average net assets
 before waivers
 and fees paid
 indirectly  (a). . .       1.80%          2.34%               2.05%          2.59%
Ratio of net
 investment loss to
 average net assets
 after waivers (a). .      (0.43)%        (0.73)%             (0.68)%        (0.98)%
Ratio of net
 investment loss to
 average net assets
 after waivers and
 fees paid indirectly
 (a). . . . . . . . .      (0.42)%        (0.70)%             (0.67)%        (0.95)%
Ratio of net
 investment loss to
 average net assets
 before waivers and
 fees paid indirectly
 (a). . . . . . . . .      (0.63)%        (1.47)%             (0.88)%        (1.72)%
Portfolio turnover
 rate . . . . . . . .         43%            91%                 43%            91%
Effect of voluntary
 expense limitation
 during the period:
 Per share benefit to
  net investment loss     $ 0.01        $  0.06             $  0.01        $  0.06

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP CORE BOND PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Concluded)

                                     CLASS A                               CLASS B
                        -------------------------------          ----------------------------
                           SIX MONTHS                              SIX MONTHS
                              ENDED          YEAR ENDED              ENDED         YEAR ENDED
                          JUNE 30, 2003     DECEMBER 31,         JUNE 30, 2003    DECEMBER 31,
                         (UNAUDITED)(C)        2002(C)           (UNAUDITED)(C)     2002(C)
                        -----------------  ---------------       --------------  --------------
 Net asset value,
 beginning of period.        $10.37            $10.00              $  10.37        $  10.00
                             ------            ------              --------        --------
  INCOME FROM
  INVESTMENT
  OPERATIONS:
  Net investment
  income. . . . . . .          0.12              0.34                  0.10            0.31
  Net realized and
  unrealized gain on
  investments and
  foreign currency
  transactions. . . .          0.29              0.48                  0.28            0.49
                             ------            ------              --------        --------
  Total from
  investment
  operations. . . . .          0.41              0.82                  0.38            0.80
                             ------            ------              --------        --------
  LESS DISTRIBUTIONS:
  Dividends from net
  investment income .         (0.12)            (0.32)                (0.10)          (0.30)
  Distributions from
  realized gains. . .         (0.01)            (0.13)                (0.01)          (0.13)
                             ------            ------              --------        --------
  Total dividends and
  distributions . . .         (0.13)            (0.45)                (0.11)          (0.43)
                             ------            ------              --------        --------
 Net asset value, end
 of period. . . . . .        $10.65            $10.37              $  10.64        $  10.37
                             ======            ======              ========        ========
Total return (b). . .          3.93%             8.42%                 3.71%           8.21%
                             ======            ======              ========        ========
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period (000's) . . .        $5,976            $4,614              $550,593        $345,589
Ratio of expenses to
 average net assets
 after waivers (a). .          0.70%             0.70%                 0.95%           0.95%
Ratio of expenses to
 average net assets
 after waivers
 and fees paid
 indirectly (a) . . .          0.70%             0.70%                 0.95%           0.95%
Ratio of expenses to
 average net assets
 before waivers
 and fees paid
 indirectly (a) . . .          0.88%             1.01%                 1.13%           1.26%
Ratio of net
 investment income to
 average net assets
 after waivers (a). .          2.21%             3.28%                 1.96%           3.03%
Ratio of net
 investment income to
 average net assets
 after waivers and
 fees paid indirectly
 (a). . . . . . . . .          2.21%             3.28%                 1.96%           3.03%
Ratio of net
 investment income to
 average net assets
 before waivers and
 fees paid indirectly
 (a). . . . . . . . .          2.03%             2.97%                 1.78%           2.72%
Portfolio turnover
 rate . . . . . . . .           378%              536%                  378%            536%
Effect of voluntary
 expense limitation
 during the period:
 Per share benefit to
  net investment
  income. . . . . . .        $ 0.01            $ 0.03              $   0.01        $   0.03
-----------
#   Per share amount is less than $0.01 .
(a) Ratios for periods less than one year are annualized.
(b) Total returns for periods less than one year are not annualized.
(c) Net investment income and capital changes are based on monthly average shares outstanding.

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (Unaudited)

Note 1 Organization and Significant Accounting Policies

  AXA Premier VIP Trust (the "Trust") was organized as a Delaware business trust on October 2, 2001 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with seven diversified Portfolios and two non-diversified Portfolios (each a "Portfolio"). The non-diversified Portfolios are: AXA Premier VIP Technology Portfolio and AXA Premier VIP Health Care Portfolio. The investment manager to each Portfolio is The Equitable Life Assurance Society of the United States ("Equitable" or the "Manager"). The day-to-day portfolio management of each Portfolio is provided by one or more investment sub-advisers (each an "Adviser"). On November 29, 2001, Equitable contributed $100,000 in initial seed capital to the Trust. On December 31, 2001, additional seed capital of $2,000,000 was contributed by Equitable to the Trust, and $71,000,000 of seed capital was contributed on January 2, 2002. On January 2, 2002, the Trust commenced public offering of its shares.

  All of the Portfolios employ multiple Advisers. Each of the Advisers independently chooses and maintains a portfolio of securities for the Portfolio and each is responsible for investing a specific allocated portion of the Portfolio's assets.

  The Trust has the right to issue two classes of shares, Class A and Class B. The Class B shares are subject to distribution fees imposed under a distribution plan ("Distribution Plan") adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust's multiple class distribution system, both classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the Distribution Plan. The Trust's shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by The Equitable Life Assurance Society of the United States, an indirect wholly-owned subsidiary of AXA, and Equitable of Colorado, Inc. ("EOC"), as well as insurance companies that are not affiliated with Equitable or EOC and to The Investment Plan for Employees, Managers and Agents. The Investment Plan for Employees, Managers and Agents is the primary shareholder of Class A for all of the Portfolios.

  The investment objectives of each Portfolio are as follows:

  AXA Premier VIP Large Cap Growth Portfolio (advised by Alliance Capital Management L.P. ("Alliance") (an affiliate of Equitable), Dresdner RCM Global Investors LLC ("Dresdner") and TCW Investment Management Company ("TCW")) -- Seeks to achieve long-term growth of capital.

  AXA Premier VIP Large Cap Core Equity Portfolio (advised by Alliance (Bernstein Unit), Janus Capital Management LLC and Thornburg Investment Management, Inc.) -- Seeks to achieve long-term growth of capital.

  AXA Premier VIP Large Cap Value Portfolio (advised by Alliance, Institutional Capital Corporation and MFS Investment Management ("MFS")) -- Seeks to achieve long-term growth of capital.

  AXA Premier VIP Small/Mid Cap Growth Portfolio (advised by Alliance, Provident Investment Counsel, Inc. ("Provident") and Franklin Advisers, Inc. ) -- Seeks to achieve long-term growth of capital. Effective May 30, 2003, Franklin Advisers, Inc. replaced RS Investment Management, L.P. as an Adviser for the AXA Premier VIP Small/Mid Cap Growth Portflio.

  AXA Premier VIP Small/Mid Cap Value Portfolio (advised by AXA Rosenberg Investment Management LLC (an affiliate of Equitable), Wellington Management Company, LLP ("Wellington") and TCW) -- Seeks to achieve long-term growth of capital.

  AXA Premier VIP International Equity Portfolio (advised by Alliance (Bernstein
Unit), Bank of Ireland Asset Management (U.S.) Limited and Marsico Capital Management, LLC) -- Seeks to achieve long-term growth of capital. Effective May 30, 2003, Marsico Capital Management, LLC replaced OppenheimerFunds, Inc. as an Adviser for the AXA Premier VIP International Equity Portfolio.

AXA PREMIER VIP TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
June 30, 2003 (Unaudited)

  AXA Premier VIP Technology Portfolio (advised by Alliance, Dresdner and Firsthand Capital Management, Inc.) -- Seeks to achieve long-term growth of capital.

  AXA Premier VIP Health Care Portfolio (advised by A I M Capital Management, Inc., Dresdner and Wellington) -- Seeks to achieve long-term growth of capital.

  AXA Premier VIP Core Bond Portfolio (advised by BlackRock Advisors, Inc. and Pacific Investment Management Company LLC) -- Seeks to achieve a balance of a high current income and capital appreciation, consistent with a prudent level of risk.

  The following is a summary of the significant accounting policies of the
Trust:

  The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Valuation:

  Stocks listed on national securities exchanges or included on the NASDAQ stock market are valued at the last sale price on the date of valuation, or, if there is no sale, at the latest available bid price. Other unlisted stocks are valued at their last sale price or, if no reported sale occurs during the day, at a bid price estimated by a broker.

  Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price.

  Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

  Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

  Options, including options on futures that are traded on exchanges, are valued at their last sale price, and if the last sale price is not available then the previous day's sale price is used. Options not traded on an exchange or actively traded are valued at fair value under the direction of the Board of Trustees.

  Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are unavailable, such bonds will be valued using broker quotes.

  U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

  Foreign securities not traded directly, or in American Depositary Receipt
(ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

  Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities, which mature in more than 60 days, are valued at representative quoted prices.

AXA PREMIER VIP TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
June 30, 2003 (Unaudited)

  Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

  Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

  Other securities and assets for which market quotations are not readily available or for which valuation can not be provided, are valued at fair value under the direction of the Board of Trustees.

  Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected in the Trust's calculation of net asset values for each applicable Portfolio when the Trust's Manager deems that the particular event or circumstance would materially affect such Portfolio's net asset value.

  Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and discount on long-term securities using the effective yield method) is accrued daily.

  Realized gains and losses on the sale of investments are computed on the basis of the specific identification method of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities is presented net of deferred taxes on unrealized gains in the Statement of Assets and Liabilities.

  Expenses attributable to a single Portfolio or class are charged to that Portfolio or class. Expenses of the Trust not attributable to a single Portfolio or class are charged to each Portfolio or class in proportion to the average net assets of each Portfolio or other appropriate allocation methods.

  All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Foreign Currency Valuation:

  The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

  (i) market value of investment securities, other assets and liabilities - at the valuation date.

  (ii) purchases and sales of investment securities, income and expenses - at the date of such transactions.

  The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

  Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, forward foreign currency exchange contracts and foreign cash recorded on the Portfolio's books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions in the realized and unrealized gains and losses section of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio's books and the U.S. dollar equivalent of amounts actually received or paid.

AXA PREMIER VIP TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
June 30, 2003 (Unaudited)

Taxes:

  The Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended ("Code") applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal income tax provision is required. Dividends from net investment income are declared and distributed at least annually for all Portfolios. Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Portfolios to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All dividends are distributed on a tax basis and, as such, the amounts may differ from financial statement investment income and realized capital gains. Those differences are primarily due to differing book and tax treatments for organization costs, forward foreign currency transactions, losses due to wash sales transactions, mark-to-market of forward contracts, mark-to-market of passive foreign investment companies and straddle transactions. In addition, short-term capital gains and foreign currency gains are treated as capital gains for accounting (book) purposes but are considered ordinary income for tax purposes. Net capital and net currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year.

Fees Paid Indirectly:

  For all Portfolios, the Board of Trustees has approved the payment of certain Trust expenses using brokerage service arrangements. For the six months ended June 30, 2003, several Portfolios reduced expenses under these arrangements as follows:

PORTFOLIOS:                                                                    AMOUNT
-----------                                                                    ------
AXA Premier VIP Large Cap Growth. . . . . . . . . . . . . . . . . . . . . .    $13,594
AXA Premier VIP Large Cap Core Equity . . . . . . . . . . . . . . . . . . .      7,417
AXA Premier VIP Large Cap Value . . . . . . . . . . . . . . . . . . . . . .     32,435
AXA Premier VIP Small/Mid Cap Growth. . . . . . . . . . . . . . . . . . . .     96,458
AXA Premier VIP Small/Mid Cap Value . . . . . . . . . . . . . . . . . . . .     23,964
AXA Premier VIP International Equity. . . . . . . . . . . . . . . . . . . .     13,668
AXA Premier VIP Technology. . . . . . . . . . . . . . . . . . . . . . . . .     10,207
AXA Premier VIP Health Care . . . . . . . . . . . . . . . . . . . . . . . .      2,505
AXA Premier VIP Core Bond . . . . . . . . . . . . . . . . . . . . . . . . .        173

Securities Lending:

  For all Portfolios, the Board of Trustees has approved the lending of portfolio securities, through its custodian bank, JPMorgan Chase Bank ("JPMorgan"), acting as lending agent, to certain approved broker-dealers in exchange for negotiated lenders' fees. By lending investment securities, a Portfolio attempts to increase its net investment income through the receipt of interest on the cash held as collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of Portfolio securities will be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan will indemnify each Portfolio from any loss resulting from a borrower's failure to return a loaned security when due. JPMorgan invests the cash collateral and retains a portion of the interest earned. For the six months ended June 30, 2003, the Portfolios did not lend any securities.

AXA PREMIER VIP TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
June 30, 2003 (Unaudited)

Repurchase Agreements:

  Certain Portfolios may enter into repurchase agreements with qualified and Manager approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on their cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Portfolio, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price. Each repurchase agreement entered into by a Portfolio will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Portfolio's right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Portfolio could suffer a loss.

Options Written:

  Certain Portfolios may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the portfolio or to enhance investment performance. Certain Portfolios may purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options which expire unexercised are recognized as gains on the expiration date. Premiums received from writing options which are exercised or are canceled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. By writing a covered call option, a Portfolio, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options. The Portfolios, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

Short Sales Against the Box:

  Certain Portfolios may enter into a "short sale" of securities in circumstances in which, at the time the short position is open, the Portfolio owns at least an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into at least an equal number of securities sold short. This kind of short sale, which is referred to as one "against the box," may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately. The Portfolio will designate the segregation, either on its records or with the Trust's custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Not more than 10% of a Portfolio's net assets may be held as collateral for short sales against the box at any one time. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the broker to meet their obligation to perform.

AXA PREMIER VIP TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
June 30, 2003 (Unaudited)

Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

  The futures contracts and options on futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Certain Portfolios may buy or sell futures contracts and options on futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolios' securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and options on futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts and options on futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by "marking-to-market" at the end of each trading day. Variation margin payments on futures contracts and options on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract. Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Portfolios to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss. The Portfolios enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Portfolio's credit risk is limited to failure of the exchange or board of trade.

  Certain Portfolios may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if they designate the segregation, either on their records or with the Trust's custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Portfolio's other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

  Certain Portfolios may purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios may enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts"). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by "marking to market." The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statement of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Portfolio securities ("transaction hedging") and to protect the value of specific portfolio positions ("position hedging"). The Portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

AXA PREMIER VIP TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
June 30, 2003 (Unaudited)

Swaps:

  Certain Portfolios may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Portfolio will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two returns. A Portfolio's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust's custodian, of cash or other liquid obligations. A Portfolio will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust's Board of Trustees. Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Notional principal amounts are used to express the extent of involvement in these transactions, but the amount potentially subject to credit risk is much smaller.

Dollar Roll Transactions:

  Certain Portfolios may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by a Portfolio of securities with a simultaneous agreement to repurchase substantially similar securities at an agreed-upon price at a future date. The securities repurchased will bear the same interest as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and the repurchase, the Portfolio will not be entitled to receive interest and principal payments on the securities sold. The Portfolio will invest the proceeds of the sale in additional instruments, the income from which, together with any additional fee income received for the dollar roll, may generate income for the Portfolio exceeding the yield on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of the similar securities.

Market and Credit Risk:

  Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Portfolio at the contract price, which could be disadvantageous relative to the market price. The Portfolio bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Portfolio's futures transactions. Forward commitments, forward foreign currency exchange contracts, over-the-counter options and swaps are done directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.

Note 2 Management of the Trust

  The Trust has entered into an investment management agreement (the "Management Agreement") with Equitable. The Management Agreement states that the Manager will (i) have overall supervisory responsibility for the general management and investment of each Portfolio's assets; (ii) select and contract with Advisers to manage the investment operations and composition of each and every Portfolio;
(iii) monitor the Advisers' investment programs and results; (iv) oversee compliance by the Trust with various Federal and state statutes; and (v) carry out the directives of the Board of Trustees. For the six months ended June 30, 2003, for its services under the Management Agreement, the Manager was entitled

AXA PREMIER VIP TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
June 30, 2003 (Unaudited)

to receive an annual fee as a percentage of average daily net assets, for each of the following Portfolios, calculated daily and payable monthly as follows:

PORTFOLIOS:                                                                           MANAGEMENT FEE
-----------                                                                           --------------
AXA Premier VIP Large Cap Growth . . . . . . . . . . . . . . . . . . . . .         0.90% of average daily net assets
AXA Premier VIP Large Cap Core Equity. . . . . . . . . . . . . . . . . . .         0.90% of average daily net assets
AXA Premier VIP Large Cap Value  . . . . . . . . . . . . . . . . . . . . .         0.90% of average daily net assets
AXA Premier VIP Small/Mid Cap Growth . . . . . . . . . . . . . . . . . . .         1.10% of average daily net assets
AXA Premier VIP Small/Mid Cap Value. . . . . . . . . . . . . . . . . . . .         1.10% of average daily net assets
AXA Premier VIP International Equity . . . . . . . . . . . . . . . . . . .         1.05% of average daily net assets
AXA Premier VIP Technology . . . . . . . . . . . . . . . . . . . . . . . .         1.20% of average daily net assets
AXA Premier VIP Health Care. . . . . . . . . . . . . . . . . . . . . . . .         1.20% of average daily net assets
AXA Premier VIP Core Bond. . . . . . . . . . . . . . . . . . . . . . . . .         0.60% of average daily net assets

  On behalf of the Trust, the Manager has entered into investment advisory agreements ("Advisory Agreements") with each of the Advisers. Each of the Advisory Agreements obligates the Advisers for the respective Portfolios to: (i) continuously furnish investment programs for the Portfolios; (ii) place all orders for the purchase and sale of investments for the Portfolios with brokers or dealers selected by the Manager or the respective Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Manager pays the expenses of providing investment advisory services to the Portfolios, including the fees of the Advisers of each Portfolio.

Note 3 Administrative Fees

  Pursuant to an administrative agreement, Equitable ("Administrator") provides the Trust with necessary administrative services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust. For these administrative services, the Trust pays Equitable a fee at an annual rate of 0.15% of the Trust's total ave-rage net assets plus $35,000 per Portfolio and an additional $35,000 for each portion of the Portfolio for which separate administrative services are provided (e.g., portions of a Portfolio allocated to separate Advisers and/or managed in a discrete style).

  Pursuant to a sub-administration arrangement with Equitable, J.P. Morgan Investors Services Co. ("Sub-administrator") provides the Trust with administrative services, including monitoring of portfolio compliance and portfolio accounting services.

Note 4 Custody Fees

  JPMorgan, an affiliate of J.P. Morgan Investors Services Co., serves as custodian of the Trust's portfolio securities and other assets. Under the terms of the Custody Agreement between the Trust and JPMorgan, JPMorgan maintains cash, securities and other assets of the Portfolios. JPMorgan is also required, upon the order of the Trust, to deliver securities held by JPMorgan, and make payments for securities purchased by the Trust. JPMorgan has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the U.S. are maintained in the custody of these entities.

Note 5 Distribution Plans

  The Trust has entered into distribution agreements with AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), both indirect wholly-owned subsidiaries of Equitable (collectively, the "Distributors"), pursuant to which the Distributors serve as the principal underwriters of the Class A and Class B shares of the Trust. The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a plan of distribution pertaining to the Class B shares of the Trust ("Distribution Plan"). The Distribution Plan provides that each Distributor will be entitled to receive a maximum distribution fee at the annual rate of 0.50% of the average daily net assets attributable to the Trust's Class

AXA PREMIER VIP TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
June 30, 2003 (Unaudited)

B shares for which it provides service. The distribution agreements, however, limit payments for services provided under the Distribution Plan to an annual rate of 0.25% of the average daily net assets attributable to the Trust's Class B shares. The Trust's Class A shares are not subject to such fees.

Note 6 Expense Limitation

  Pursuant to a contract, Equitable has agreed to make payments or waive its fees to limit the expenses of each Portfolio through April 30, 2004 ("Expense Reimbursement Agreement"). Equitable may be reimbursed the amount of any such payments and waivers in the future provided that the payments and waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio's expense ratio and such reimbursements do not exceed the Portfolio's expense ratio cap. If the actual expense ratio is less than the expense cap and Equitable has recouped any eligible previous payments and waivers made, the Portfolio will be charged such lower expenses. The expenses as a percentage of daily average annual net assets (excluding the 0.25% annual fee under the Trust's Class B Distribution Plan) for each Portfolio are limited to:

PORTFOLIOS:
-----------
AXA Premier VIP Large Cap Growth. . . . . . . . . . . . . . . .     1.10%
AXA Premier VIP Large Cap Core Equity . . . . . . . . . . . . .     1.10%
AXA Premier VIP Large Cap Value . . . . . . . . . . . . . . . .     1.10%
AXA Premier VIP Small/Mid Cap Growth. . . . . . . . . . . . . .     1.35%
AXA Premier VIP Small/Mid Cap Value . . . . . . . . . . . . . .     1.35%
AXA Premier VIP International Equity. . . . . . . . . . . . . .     1.55%
AXA Premier VIP Technology. . . . . . . . . . . . . . . . . . .     1.60%
AXA Premier VIP Health Care . . . . . . . . . . . . . . . . . .     1.60%
AXA Premier VIP Core Bond . . . . . . . . . . . . . . . . . . .     0.70%

  During the six months ended June 30, 2003, the Manager received no reimbursement. At June 30, 2003, under the Expense Limitation Agreement, the amount that would be recoverable from each Portfolio is as follows:

                                                                     AMOUNT ELIGIBLE THROUGH      TOTAL ELIGIBLE
                                                                   ---------------------------   FOR REIMBURSEMENT
PORTFOLIOS:                                                         2004      2005      2006     -----------------
-----------                                                        -------- --------  --------
AXA Premier VIP Large Cap Growth . . . . . . . . . . . . . . . .   $29,111  $291,043  $156,200       $476,354
AXA Premier VIP Large Cap Core Equity  . . . . . . . . . . . . .    29,111   247,010   133,841        409,962
AXA Premier VIP Large Cap Value  . . . . . . . . . . . . . . . .    29,111   299,504   171,767        500,382
AXA Premier VIP Small/Mid Cap Growth . . . . . . . . . . . . . .    29,111   288,155   155,975        473,241
AXA Premier VIP Small/Mid Cap Value  . . . . . . . . . . . . . .    29,111   280,579   161,516        471,206
AXA Premier VIP International Equity . . . . . . . . . . . . . .    29,111   300,658   170,168        499,937
AXA Premier VIP Technology . . . . . . . . . . . . . . . . . . .    29,111   233,940   132,857        395,908
AXA Premier VIP Health Care  . . . . . . . . . . . . . . . . . .    29,111   210,645    69,293        309,049
AXA Premier VIP Core Bond  . . . . . . . . . . . . . . . . . . .    29,112   467,915   407,797        904,824

Note 7 Trustees Deferred Compensation Plan

  A deferred compensation plan (the "Plan") for the benefit of the Independent Trustees has been adopted by the Trust. Under the Plan, each Trustee may defer payment of all or part of the fees payable for such Trustee's services. Each Trustee may defer payment of such fees until their retirement as a Trustee or until the earlier attainment of a specified age. Fees deferred under the Plan, together with accrued interest thereon, will be disbursed to a participating Trustee in monthly installments over a five to twenty year period elected by such Trustee. At June 30, 2003, the total amount deferred by the Trustees participating in the Plan was $71,250.

AXA PREMIER VIP TRUST
NOTES TO FINANCIAL STATEMENTS -- (Concluded)
June 30, 2003 (Unaudited)

Note 8 Percentage of Ownership

  At June 30, 2003, Equitable held investments in each of the Portfolios as follows:

PORTFOLIOS:                                                               PERCENTAGE OF OWNERSHIP
-----------                                                               -----------------------
AXA Premier VIP Large Cap Growth Portfolio . . . . . . . . . . . . . .                 3.05%
AXA Premier VIP Large Cap Core Equity Portfolio  . . . . . . . . . . .                 5.76
AXA Premier VIP Large Cap Value Portfolio  . . . . . . . . . . . . . .                 3.43
AXA Premier VIP Small/Mid Cap Growth Portfolio . . . . . . . . . . . .                 2.43
AXA Premier VIP Small/Mid Cap Value Portfolio  . . . . . . . . . . . .                 2.89
AXA Premier VIP International Equity Portfolio . . . . . . . . . . . .                 6.10
AXA Premier VIP Technology Portfolio . . . . . . . . . . . . . . . . .                 8.67
AXA Premier VIP Health Care Portfolio  . . . . . . . . . . . . . . . .                 5.44
AXA Premier VIP Core Bond Portfolio  . . . . . . . . . . . . . . . . .                 0.02


Note 9 Other

  On January 2, 2002, Dresdner, due to an internal communications error, did not invest available cash on behalf of the AXA Premier VIP Technology Portfolio ("VIP Technology Portfolio") and, as a result, the VIP Technology Portfolio was
not fully invested until January 4, 2002.   Dresdner agreed to reimburse the VIP
Technology Portfolio in an amount that would represent the market value impact on net asset value that the VIP Technology Portfolio would have obtained if cash was invested on January 2, 2002. The market value impact to the VIP Technology Portfolio for the period January 2, 2002 through January 4, 2002 was $142,502 (or $0.23 per share) which represents the amount reimbursed by Dresdner on January 11, 2002.

Note 10 Subsequent Events

  On April 30, 2003, the Board of Trustees of EQ Advisors Trust and AXA Premier VIP Trust, respectively, approved the following mergers and reorganizations:
EQ/High Yield Portfolio into AXA Premier VIP High Yield Portfolio, EQ/Aggressive Stock Portfolio into AXA Premier VIP Aggressive Equity Portfolio and EQ/Balanced Portfolio into AXA Moderate Allocation Portfolio.

  These transactions were approved by shareholders at a special shareholder meeting held on August 7, 2003 and are expected to be effective at the close of business on or about August 15, 2003.

  On July 31, 2003, Equitable contributed $100,000 in seed capital to each of the following newly created portfolios of the Trust: AXA Conservative Allocation Portfolio, AXA Conservative-Plus Allocation Portfolio, AXA Moderate-Plus Allocation Portfolio and AXA Aggressive Allocation Portfolio.

MANAGEMENT OF THE TRUST (UNAUDITED)

The Trust's Board has the responsibility for the overall management of the Trust and the Portfolios, including general supervision and review of the Portfolios' investment activities and their conformity with Delaware law and the stated policies of the Portfolios. The Board elects the officers of the Trust who are responsible for administering the Trust's day-to-day operations. The Trustees and officers of the Trust, together with information as to their principal business occupation during the last five years, and other information are shown below.

THE TRUSTEES

                                                                                   NUMBER OF
                                         TERM OF                                   PORTFOLIOS
                                          OFFICE                                      IN
                                        AND LENGTH                                  COMPLEX               OTHER
                         POSITION(S)        OF                                     OVERSEEN           DIRECTORSHIPS
 NAME, ADDRESS AND        HELD WITH        TIME        PRINCIPAL OCCUPATION(S)        BY             HELD BY TRUSTEE
 AGE                        TRUST         SERVED         DURING PAST 5 YEARS        TRUSTEE
---------------------------------------------------------------------------------------------------------------------------
                                                   INTERESTED TRUSTEE
---------------------------------------------------------------------------------------------------------------------------
 Peter D. Noris*         Trustee and    From          From May 1995 to present,       52        Director of
 1290 Avenue of the      Chairman       November      Executive Vice President                  Alliance Capital
 Americas,                              2001          and Chief Investment                      Management L.P.;
 New York, New York                     to present    Officer of AXA Financial,                 Director of AXA
 (47)                                                 Inc.; from September 1999                 Alternative Advisors Inc.
                                                      to present, Executive
                                                      Vice President and Chief
                                                      Executive Officer of AXA
                                                      Financial Services LLC;
                                                      and from November 1995 to
                                                      present, Executive Vice
                                                      President of AXA Advisors
                                                      LLC.
---------------------------------------------------------------------------------------------------------------------------

                                                  INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------------------------
 Gerald C. Crotty        Trustee        From          Co-founder and director         19        None
 c/o AXA Premier                        November      of Weichert Enterprise, a
 Funds Trust                            2001          private and public equity
 1290 Avenue of the                     to present    market investment firm;
 Americas,                                            co-founder of Excelsior
 New York, New York                                   Ventures Management, a
 (51)                                                 private equity and
                                                      venture capital firm;
                                                      from 1991 to 1998, held
                                                      various positions with
                                                      ITT Corporation,
                                                      including President and
                                                      COO of ITT Consumer
                                                      Financial Corp. and
                                                      Chairman, President and
                                                      CEO of ITT Information
                                                      Services.
---------------------------------------------------------------------------------------------------------------------------
 Barry Hamerling         Trustee        From          Since 1998, Managing            19        None
 c/o AXA Premier                        November      Partner of Premium Ice
 Funds Trust                            2001          Cream of America; from
 1290 Avenue of the                     to present    1970 to 1998, President
 Americas,                                            of Ayco Co. L.P., the
 New York, New York                                   largest independent
 (57)                                                 financial counseling firm
                                                      in the United States.
---------------------------------------------------------------------------------------------------------------------------

and Officers
-----------

* Affiliated with the Manager and Distributors.

                                                                                 NUMBER OF
                                        TERM OF                                  PORTFOLIOS
                                         OFFICE                                     IN
                                       AND LENGTH                                 COMPLEX          OTHER
                         POSITION(S)       OF                                    OVERSEEN      DIRECTORSHIPS
 NAME, ADDRESS AND       HELD WITH        TIME       PRINCIPAL OCCUPATION(S)        BY        HELD BY TRUSTEE
 AGE                       TRUST         SERVED        DURING PAST 5 YEARS        TRUSTEE
---------------------------------------------------------------------------------------------------------------
                                      INDEPENDENT TRUSTEES (CONTINUED)
---------------------------------------------------------------------------------------------------------------
 Cynthia R. Plouche      Trustee       From          Since April 2003,              19        None
 c/o AXA Premier                       November      Managing Director of
 Funds Trust                           2001          Blaylock Abacus Asset
 1290 Avenue of the                    to present    Management, Inc.; prior
 Americas,                                           thereto, founder, Chief
 New York, New York                                  Investment Officer and
 (46)                                                Managing Director of
                                                     Abacus Financial Group,
                                                     a manager of fixed
                                                     income portfolios for
                                                     institutional clients.
---------------------------------------------------------------------------------------------------------------
 Rayman Louis Solomon    Trustee       From          Since 1998, Dean and a         19        None
 c/o AXA Premier                       November      Professor of Law at
 Funds Trust                           2001          Rutgers University
 1290 Avenue of the                    to present    School of Law; prior
 Americas,                                           thereto, an Associate
 New York, New York                                  Dean at Northwestern
 (56)                                                University School of
                                                     Law.
---------------------------------------------------------------------------------------------------------------

                                           TERM OF                             PRINCIPAL OCCUPATION(S)
                         POSITION(S)       OFFICE
 NAME, ADDRESS AND        HELD WITH      AND LENGTH                              DURING PAST 5 YEARS
 AGE                        TRUST            OF
                                         TIME SERVED
---------------------------------------------------------------------------------------------------------------------------------
                                                           OFFICERS
---------------------------------------------------------------------------------------------------------------------------------
 Steven M. Joenk        President       Chief           From July 1999 to present, Senior Vice President of AXA Financial;
 1290 Avenue of the     and Chief       Executive       from 1996 to 1999, Managing Director of MeesPierson.
 Americas,              Executive       Officer from
 New York, New York     Officer         December
 (44)                                   2002 to
                                        present;
                                        President
                                        from
                                        November
                                        2001 to
                                        present
---------------------------------------------------------------------------------------------------------------------------------
 Patricia Louie, Esq.   Vice            From            From May 2003 to present, Vice President and Associate General Counsel
 1290 Avenue of the     President       November        of AXA Financial and Equitable; from July 1999 to May 2003, Vice
 Americas,              and             2001 to         President and Counsel of AXA Financial and Equitable; from September
 New York, New York     Secretary       present         1994 to July 1999, Assistant General Counsel of The Dreyfus
 (47)                                                   Corporation.

---------------------------------------------------------------------------------------------------------------------------------
 Kenneth T. Kozlowski   Chief           Chief           From February 2001 to present, Vice President of AXA Financial;
 1290 Avenue of the     Financial       Financial       from October 1999 to February 2001, Assistant Vice President of
 Americas,              Officer         Officer         from AXA Financial; from October 1996 to October 1999, Director --
 New York, New York     and             December        Fund Administration of Prudential Investments.
 (41)                   Treasurer       2002 to
                                        present;
                                        Treasurer
                                        from
                                        November
                                        2001 to
                                        present
---------------------------------------------------------------------------------------------------------------------------------
 Kenneth B. Beitler     Vice            From            From February 2003 to present, Vice President of AXA Financial; from
 1290 Avenue of the     President       November        February 2002 to February 2003, Assistant Vice President of AXA
 Americas,                              2001 to         Financial; from May 1999 to February 2002, Senior Investment Analyst
 New York, New York                     present         of AXA Financial. Prior thereto, an Investment Systems Development
 (44)                                                   Analyst with TIAA-CREF.

---------------------------------------------------------------------------------------------------------------------------------
 Mary E. Cantwell       Vice            From            From February 2001 to present, Vice President of AXA Financial;
 1290 Avenue of the     President       November        from September 1997 to January 2001, Assistant Vice President, Office
 Americas,                              2001 to         of the Chief Investment Officer of AXA Financial.
 New York, New York                     present
 (41)
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
 Brian E. Walsh         Vice            Vice            From February 2003 to present, Vice President of AXA Financial and
 1290 Avenue of the     President       President       Equitable; from January 2001 to February 2003, Assistant Vice
 Americas,              and Assistant   from            President of AXA Financial and Equitable; from December 1999 to
 New York, New York     Treasurer       December        January 2001, Senior Fund Administrator of AXA Financial and
 (35)                                   2002 to         Equitable; from January 1993 to December 1999, Manager of Prudential
                                        present;        Investment Fund Management.
                                        Assistant
                                        Treasurer
                                        from
                                        November
                                        2001 to
                                        present
---------------------------------------------------------------------------------------------------------------------------------
 Andrew S. Novak,       Assistant       From            From May 2003 to present, Vice President and Counsel of AXA Financial
 Esq.                   Secretary       September       and Equitable; from May 2002 to May 2003, Counsel of AXA Financial and
 1290 Avenue of the                     2002 to         Equitable; from May 2001 to April 2002, Associate General Counsel and
 Americas,                              present         Chief Compliance Officer of Royce & Associates, Inc.; from August 1997
 New York, New York                                     to August 2000, Vice President and Assistant General Counsel of
 (35)                                                   Mitchell Hutchins Asset Management.

---------------------------------------------------------------------------------------------------------------------------------
 Joseph J. Paolo        Compliance      From            From May 2002 to present, Compliance Director and Assistant Vice
 1290 Avenue of the     Officer         September       President of AXA Financial and Equitable; February 2001 to May 2002,
 Americas,                              2002 to         Compliance Officer of AXA Financial and Equitable;
 New York, New York                     present         from June 1998 to February 2001, Principal Consultant,
 (32)                                                   PricewaterhouseCoopers LLP; from February 1997 to June 1998, Second
                                                        Vice President and Compliance Officer of The Chase Manhattan Bank.

---------------------------------------------------------------------------------------------------------------------------------

Item 2.           Code of Ethics.

Not applicable to a semi-annual report for the fiscal period ended June 30, 2003.

Item 3.           Audit Committee Financial Expert.

Not applicable to a semi-annual report for the fiscal period ended June 30, 2003.

Item 4.           Principal Accountant Fees and Services.

Not applicable to a semi-annual report for the fiscal period ended June 30, 2003.

Item 5.           Audit Committee of Listed Registrants.

Not applicable.

Item 6.           [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.           [Reserved]

Item 9.           Controls and Disclosures.

(a) The registrant's certifying officers have evaluated the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-2(c) under the Investment Company Act of 1940.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10.          Exhibits.

(a) Code of Ethics. Not applicable to a semi-annual report for the fiscal period ended June 30, 2003.

(b) Certifications required by Item 10(b) of Form N-CSR and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Premier VIP Trust

/s/ Steven M. Joenk
-------------------
Steven M. Joenk
President and Chief Executive Officer
August 29, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven M. Joenk
-------------------
Steven M. Joenk
Chief Executive Officer
August 29, 2003

/s/ Kenneth T. Kozlowski
------------------------
Kenneth T. Kozlowski
Chief Financial Officer
August 29, 2003